    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 6, 2008


                                                     REGISTRATION NO. 333-153813


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                  ------------


                                   FORM N-14/A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933



           PRE-EFFECTIVE AMENDMENT NO. 1 POST-EFFECTIVE AMENDMENT NO.

                        (Check appropriate box or boxes)
                                  ECLIPSE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                    (Address of Principal Executive Offices)

                                 (212) 576-7000
                  (Registrant's Area Code and Telephone Number)
                         MARGUERITE E.H. MORRISON, ESQ.
                                  ECLIPSE FUNDS
                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
                     (Name and Address of Agent for Service)

                                 WITH COPIES TO:

 MARGUERITE E. H. MORRISON, ESQ.       SANDER M. BIEBER, ESQ.
           ECLIPSE FUNDS                     DECHERT LLP
         51 MADISON AVENUE               1775 I STREET, N.W.
     NEW YORK, NEW YORK 10010          WASHINGTON, D.C. 20006



     Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

     It is proposed that this filing will become effective on November 3, 2008 pursuant to Rule 488 under the Securities Act of 1933.

     Title of securities being registered: Investor Class shares, Class A shares, Class B shares, Class C shares and Class I shares of beneficial interest, par value $0.01 per share, of the following series of the Registrant:
MainStay Small Cap Opportunity Fund.

     An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               THE MAINSTAY FUNDS
                          MAINSTAY SMALL CAP VALUE FUND
                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010

                         SPECIAL MEETING OF SHAREHOLDERS
                      TO BE HELD TUESDAY, JANUARY 20, 2009

To Our Shareholders:


     The Board of Trustees of The MainStay Funds (the "Trust") has called a Special Meeting of Shareholders ("Special Meeting") of the MainStay Small Cap Value Fund (the "Small Cap Value Fund"). The Special Meeting is scheduled for 12:00 pm, Eastern Time, on Tuesday, January 20, 2009, at the offices of New York Life Investment Management LLC ("NYLIM"), 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     The Trust, a Massachusetts business trust, currently offers 21 separate series of funds. The accompanying Notice of Special Meeting and Proxy Statement relate solely to the Small Cap Value Fund.

     At the Special Meeting, as shareholders of the Small Cap Value Fund, a series of the Trust, you will be asked to consider and vote upon the following proposal:


          1. To approve an Agreement and Plan of Reorganization providing for
     (i) the acquisition of all assets and the assumption of the liabilities of the Small Cap Value Fund by the MainStay Small Cap Opportunity Fund, a series of Eclipse Funds, (the "Small Cap Opportunity Fund" and collectively with Small Cap Value Fund, the "Funds"), in exchange for shares of the Small Cap Opportunity Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Small Cap Value Fund; and
     (ii) the subsequent redemption of the shares and liquidation and dissolution of the Small Cap Value Fund; and


          2. To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

     This transaction is contingent upon the approval by the shareholders of Small Cap Opportunity Fund of MacKay Shields LLC, an affiliate of NYLIM, as that Fund's subadvisor. The Board of Trustees of the Trust, after careful consideration, unanimously approved the proposal and recommends that shareholders vote "FOR" the proposal.

     If the transaction described in proposal #1 (the "Reorganization") takes place, you will become a shareholder of the Small Cap Opportunity Fund on the date that the Reorganization occurs. THE BOARD OF TRUSTEES BELIEVES THAT THE REORGANIZATION WOULD BENEFIT THE SHAREHOLDERS OF THE SMALL CAP VALUE FUND WITH THE POTENTIAL FOR COST SAVINGS DUE TO ECONOMIES OF SCALE FROM COMBINED PORTFOLIO ASSETS.

     NYLIM, the investment adviser to the Funds, believes that this initiative also will create a stronger, more cohesive family of funds.

     As a shareholder of the Small Cap Value Fund, you are being asked to consider and vote upon an Agreement and Plan of Reorganization. The accompanying document describes the proposed transaction and compares the strategies and expenses of the Funds for your evaluation.

     A Proxy Statement/Prospectus that describes the Reorganization is enclosed. Your vote is very important to us regardless of the number of shares of the Small Cap Value Fund you own. Whether or not you plan to attend the Special Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. You may cast your vote by simply completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided or follow the instructions on the voting instruction card for authorizing your proxy on the Internet or by touch-tone telephone. If you have any questions before you vote, please contact the Small Cap Value Fund by calling toll-free 800-MAINSTAY (624-
6782). It is important that your vote be received no later than the time of the Special Meeting on Tuesday, January 20, 2009.

     We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                        Sincerely,


                                        /s/ STEPHEN P. FISHER


                                        Stephen P. Fisher
                                        President
                                        The MainStay Funds

                               THE MAINSTAY FUNDS
                          MAINSTAY SMALL CAP VALUE FUND
                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON JANUARY 20, 2009

TO OUR SHAREHOLDERS:


     NOTICE IS HEREBY GIVEN that a SPECIAL MEETING OF SHAREHOLDERS ("Special Meeting") of the MainStay Small Cap Value Fund (the "Small Cap Value Fund"), a series of The MainStay Funds, a Massachusetts business trust (the "Trust"), will be held at the offices of New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, on Tuesday, January 20, 2009 at 12:00 pm Eastern Time.


     At the Special Meeting, as shareholders of the Small Cap Value Fund, a series of the Trust, will be asked to consider and vote upon the following proposal:


          1. To approve an Agreement and Plan of Reorganization providing for
     (i) the acquisition of all assets and the assumption of the liabilities of the Small Cap Value Fund by the MainStay Small Cap Opportunity Fund, a series of Eclipse Funds (the "Small Cap Opportunity Fund" and collectively with Small Cap Value Fund, the "Funds"), in exchange for shares of the Small Cap Opportunity Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Small Cap Value Fund; and
     (ii) the subsequent redemption of the shares and liquidation and dissolution of the Small Cap Value Fund; and


          2. To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

     This transaction is contingent upon the approval by the shareholders of Small Cap Opportunity Fund of MacKay Shields LLC, an affiliate of NYLIM, as that Fund's subadvisor.

     Your attention is directed to the accompanying combined Proxy Statement/Prospectus for further information regarding the Special Meeting and Proposal #1 above. You may vote at the Special Meeting if you are the record owner of shares of the Small Cap Value Fund as of the close of business on October 22, 2008 (the "Record Date"). If you attend the Special Meeting, you may vote your shares in person. Even if you do not attend the Special Meeting, you may authorize your proxy by simply completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided or by following the instructions on the voting instruction card for authorizing your proxy on the Internet or by touch-tone telephone.

     Your vote is very important to us. Whether or not you plan to attend the Special Meeting in person, please vote the enclosed proxy. If you have any questions, please contact the Small Cap Value Fund for additional information by calling toll-free 800-MAINSTAY (624-6782).

                                        By Order of the Board of Trustees



                                        -s- Marguerite E. H. Morrison
                                        Marguerite E. H. Morrison
                                        Secretary



                                        November 17, 2008



                                  ------------

                                IMPORTANT NOTICE:
YOUR VOTE IS VERY IMPORTANT TO US NO MATTER HOW MANY SHARES YOU OWN. PLEASE VOTE
      BY SIGNING AND DATING THE ENCLOSED PROXY CARD AND RETURNING IT IN THE ACCOMPANYING POSTAGE-PAID RETURN ENVELOPE OR BY FOLLOWING THE ENCLOSED
 INSTRUCTIONS TO AUTHORIZE YOUR PROXY ON THE INTERNET OR OVER THE TELEPHONE. YOU
   CAN HELP AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATIONS BY PROMPTLY
                           VOTING THE ENCLOSED PROXY.

                                  ------------

                 QUESTIONS AND ANSWERS RELATING TO THE PROPOSAL

WHAT ARE THE PROPOSED CHANGES TO THE SMALL CAP VALUE FUND?

You are being asked to approve the reorganization (the "Reorganization") of the Small Cap Value Fund with and into the Small Cap Opportunity Fund. Should the Reorganization take place, the Small Cap Value Fund will subsequently be liquidated and dissolved.

IS THE REORGANIZATION CONTINGENT UPON THE OCCURRENCE OF ANY EVENTS OTHER THAN SHAREHOLDER APPROVAL?

Yes. The Reorganization is contingent upon the approval by shareholders of the Small Cap Opportunity Fund of MacKay Shields LLC ("MacKay Shields"), an affiliate of NYLIM, as that Fund's subadvisor.

WHAT WILL I RECEIVE IN EXCHANGE FOR MY SHARES IF THE REORGANIZATION IS APPROVED?

If the Reorganization takes place, you will become a shareholder of the Small Cap Opportunity Fund on the date that the Reorganization occurs and will hold shares of the Small Cap Opportunity Fund in exchange for the shares that you hold in the Small Cap Value Fund.


WHAT DID THE TRUSTEES CONSIDER WHEN THEY APPROVED THE REORGANIZATION?


     - the Reorganization is contingent upon the approval by shareholders of the Small Cap Opportunity Fund of MacKay Shields as that Fund's subadvisor;

     - prior to the Reorganization, the investment objective, strategies and process of the Small Cap Opportunity Fund will be changed to be similar to those of the Small Cap Value Fund;

     - the longer operating history and larger size of Small Cap Opportunity
       Fund;

     - the declining asset size of Small Cap Value Fund;

     - the management fee and total expense cap structure of Small Cap Opportunity Fund;



     - the terms of the agreements relating to the Reorganization, including valuation procedures, expenses and potential unassumed liabilities;

     - the Reorganization is structured as a tax free reorganization that will not cause a taxable event for shareholders. However, the Small Cap Value Fund will pay its annual dividend and capital gains distributions, if any, to shareholders as required, prior to the Reorganization;

     - alternatives to the Reorganization and other factors;

     - the nature, extent, and quality of the services to be provided by NYLIM and MacKay Shields;

     - the relative investment performance of each Fund;

     - the costs of the services to be provided, and profits to be realized, by NYLIM and its affiliates from NYLIM's relationship with each Fund;


     - the extent to which economies of scale may be realized, and the extent to which economies of scale may benefit shareholders;



     - the reasonableness of each Fund's management fee levels and overall total ordinary operating expenses, particularly as compared to similar portfolios; and



     - the costs of the Reorganization will be borne by the Small Cap Value
       Fund.


WILL THERE BE ANY CHANGES TO THE PORTFOLIO MANAGERS AS A RESULT OF THE PROPOSED CHANGES?


No. The Small Cap Value Fund is managed by NYLIM. MacKay Shields serves as that Fund's subadvisor with Jordan D. Alexander and Stephen A. Friscia, Jr., serving as portfolio managers.



Ultimately the Small Cap Opportunity Fund is expected to be subadvised by the same subadvisor, MacKay Shields, with the same portfolio managers, Messrs. Alexander and Friscia. Currently, the Small Cap Opportunity Fund is managed by NYLIM with Tony H. Elavia serving as the portfolio manager. Small Cap Opportunity Fund does not have a subadvisor at this time.


WILL THE INVESTMENT OBJECTIVE AND STRATEGY OF THE SMALL CAP OPPORTUNITY FUND BE DIFFERENT FROM THE SMALL CAP VALUE FUND?

No. If the shareholders of Small Cap Opportunity Fund approve MacKay Shields as subadvisor, that Fund will adopt principal investment strategies that are identical to those of Small Cap Value Fund prior to the Reorganization.

WHAT ARE THE TAX IMPLICATIONS FOR THE REORGANIZATION?

The Reorganization is structured as a tax-free reorganization that will not cause a taxable event for shareholders. However, the Small Cap Value Fund will pay its annual dividend and capital gains distributions to shareholders as required prior to the Reorganization. Small Cap Value Fund shareholders may be responsible for the tax consequences of these distributions.

IF APPROVED, WHEN WILL THE REORGANIZATION OCCUR?

If approved by shareholders and all contingencies occur, the Reorganization will take place on or about February 13, 2009.

WILL SMALL CAP VALUE SHAREHOLDERS BEAR THE EXPENSES OF THE REORGANIZATION?


All of the expenses relating to the Reorganization will be borne by the Small Cap Value Fund. We estimate the total cost of the Reorganization to be between $103,000 and $107,000. However, following the Reorganization, the Small Cap Opportunity Fund will be subject to an expense cap agreement with NYLIM. Please see "Comparative Information Relating to the Reorganization Comparison of Fees and Expenses" for further information.


HAS THE BOARD OF TRUSTEES OF THE SMALL CAP VALUE FUND APPROVED THE
REORGANIZATION?

Yes, the Board of Trustees of the Small Cap Value Fund has approved the Reorganization and recommends that shareholders vote "FOR" the Reorganization.

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

     THE FOLLOWING GENERAL RULES FOR SIGNING PROXY CARDS MAY BE OF ASSISTANCE TO YOU AND MAY HELP AVOID THE TIME AND EXPENSE INVOLVED IN VALIDATING YOUR VOTE IF YOU FAIL TO SIGN YOUR PROXY CARD PROPERLY.

          1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

          2. JOINT ACCOUNTS: Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the proxy card.

          3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

     FOR EXAMPLE:

REGISTRATION                                  VALID
------------                     -------------------------------
CORPORATE ACCOUNTS
(1) ABC Corp. .................  ABC Corp. John Doe, Treasurer
(2) ABC Corp. .................  John Doe
(3) ABC Corp. c/o John Doe.....  John Doe
(4) ABC Corp. Profit Sharing
  Plan.........................  John Doe
PARTNERSHIP ACCOUNTS
(1) The XYZ Partnership........  Jane B. Smith, Partner
(2) Smith and Jones, Limited
  Partnership..................  Jane B. Smith, General Partner
TRUST ACCOUNTS
(1) ABC Trust..................  Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d
  12/28/78.....................  Jane B. Doe, Trustee u/t/d/
                                 12/28/78
CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust f/b/o
  John B. Smith, Jr.
  UGMA/UTMA....................  John B. Smith, Custodian f/b/o/
                                 John B. Smith Jr., UGMA/UTMA
(2) Estate of John B. Smith....  John B. Smith, Jr., Executor
                                 Estate of John B. Smith

     PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

          1. AUTHORIZE YOUR PROXY THROUGH THE INTERNET. You may authorize your proxy by logging into the Internet site located on your proxy card and following the instructions on the website. In order to log in you will need the control number found on your proxy card.

          2. AUTHORIZE YOUR PROXY BY TELEPHONE. You may authorize your proxy by telephone by calling the toll-free number located on your proxy card. Please make sure to have your proxy card available at the time of the call.

          3. VOTE BY MAIL. You may cast your vote by signing, dating, and mailing the enclosed proxy card in the postage-paid return envelope provided.

          4. VOTE IN PERSON AT THE SPECIAL MEETING.

                           PROXY STATEMENT/PROSPECTUS
                                JANUARY 20, 2009

                               THE MAINSTAY FUNDS

                                  ECLIPSE FUNDS
                                51 MADISON AVENUE
                            NEW YORK, NEW YORK 10010
                                 (212) 576-7000

                              PROXY STATEMENT FOR:
                          MAINSTAY SMALL CAP VALUE FUND

                                 PROSPECTUS FOR:
                       MAINSTAY SMALL CAP OPPORTUNITY FUND

INTRODUCTION


     This combined Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of The MainStay Funds (the "Trust"), a Massachusetts business trust, on behalf of the MainStay Small Cap Value Fund (the "Small Cap Value Fund"), for a Special Meeting of Shareholders of the Small Cap Value Fund ("Special Meeting"). The Special Meeting will be held on Tuesday, January 20, 2009 at 12:00 pm, Eastern time, at the offices of New York Life Investment Management LLC ("NYLIM" or the "Manager"), 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     As is more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (the "Reorganization") as described below:


          1. To approve an Agreement and Plan of Reorganization providing for
     (i) the acquisition of all assets and the assumption of the liabilities of the Small Cap Value Fund by the MainStay Small Cap Opportunity Fund, a series of Eclipse Funds (the "Small Cap Opportunity Fund" and collectively with Small Cap Value Fund, the "Funds"), in exchange for shares of the Small Cap Opportunity Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Small Cap Value Fund; and
     (ii) the subsequent redemption of the shares and liquidation and dissolution of the Small Cap Value Fund; and


          2. To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

     The Reorganization is contingent upon the approval by shareholders of the Small Cap Opportunity Fund of MacKay Shields LLC ("MacKay Shields"), an affiliate of NYLIM, as that Fund's subadvisor.

     Because shareholders of the Small Cap Value Fund are being asked to approve the Agreement and Plan of Reorganization that will result in a transaction in which the Small Cap Value Fund shareholders will hold shares of the Small Cap Opportunity Fund, this Proxy Statement/Prospectus also serves as a Prospectus for the Small Cap Opportunity Fund, a series of Eclipse Funds.

     Each Fund offers Investor Class, Class A, Class B, Class C and Class I shares (each a "Class"). Holders of a Class of shares of the Small Cap Value Fund will receive shares of the same Class of shares of the Small Cap Opportunity Fund in an amount equal to the value of their Small Cap Value Fund shares. See "Information About The Reorganization" below.

     This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth information that shareholders of the Small Cap Value Fund should know about the Small Cap Opportunity Fund before voting on the Reorganization. A Statement of Additional Information ("SAI") relating to this Proxy Statement/Prospectus, dated November 17, 2008 containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, policies and restrictions of the Funds, see the Prospectus and SAI for Small Cap Value Fund, dated February 28, 2008, and the Prospectus and SAI for Small Cap Opportunity Fund, dated February 28, 2008, as supplemented from time to time, which also are incorporated herein by reference.

     Each Fund also provides periodic reports to its shareholders that highlight certain important information about the Funds, including investment results and financial information. The annual reports for each Fund dated October 31, 2007 and the semi-annual reports for each Fund dated April 30, 2008 are incorporated herein by reference. You may receive a copy of the most recent Prospectus, SAI and annual report and any subsequently available semi-annual report for each of the Funds, without charge, by contacting MainStay Investments, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, by calling toll-free 800-MAINSTAY (624-
6782), or by visiting our website at mainstayinvestments.com.

     You may review and copy information about each Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

     THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



                                                                                   PAGE
                                                                                   ----
SUMMARY.........................................................................      1
  The Reorganization............................................................      1
  Board Recommendation..........................................................      3
COMPARATIVE INFORMATION RELATING TO THE REORGANIZATION..........................      3
  Comparison of Investment Objectives, Strategies, Risk Factors and Management..      3
  Description of Fund Classes...................................................      6
  Purchase, Redemption and Exchange Features....................................      6
  Comparison of Fees and Expenses...............................................      7
  Examples......................................................................     13
  Performance of the Small Cap Opportunity Fund.................................     14
INFORMATION ABOUT THE REORGANIZATION............................................     17
  The Reorganization Agreement..................................................     17
  Reasons for the Reorganization................................................     18
  Board Considerations..........................................................     18
  Contingent Events.............................................................     19
  Tax Considerations............................................................     20
  Expenses of the Reorganization................................................     21
  Material Differences in the Rights of Fund Shareholders.......................     22
INFORMATION ABOUT MANAGEMENT OF THE FUNDS.......................................     23
  The Board of Trustees.........................................................     23
  The Investment Adviser........................................................     23
  Subadvisor....................................................................     24
  Advisory and Subadvisory Fees.................................................     25
  Portfolio Managers............................................................     26
MORE ABOUT INVESTMENT STRATEGIES AND RISKS......................................     27
SHAREHOLDER GUIDE...............................................................     31
VOTING INFORMATION..............................................................     70
  Voting of Proxies.............................................................     70
  Quorum Requirements...........................................................     71
  Votes Necessary to Approve the Proposal.......................................     71
  Effect of Abstentions and Broken "Non-Votes"..................................     71
  Adjournments..................................................................     71
  Payment of Solicitation Expenses..............................................     72
  Other Matters to Come Before the Special Meeting..............................     72
  Future Shareholder Proposals..................................................     72
OTHER INFORMATION...............................................................     73
  Financial Highlights..........................................................     73

                                                                                   PAGE
                                                                                   ----
  Form of Organization..........................................................     73
  Distributor...................................................................     73
  Custodian.....................................................................     73
  Independent Registered Public Accounting Firm.................................     74
  Shareholder Reports...........................................................     74
  Information Requirements......................................................     74
  Security Ownership of Management and Principal Shareholders...................     74
  Vote of Fund Shares by NYLIM..................................................     75
  Capitalization................................................................     75
EXHIBITS
  Form of Agreement and Plan of Reorganization..................................    A-1
  Financial Highlights of Small Cap Opportunity Fund............................    B-1
  Principal Shareholders of the Funds...........................................    C-1

                                     SUMMARY

     This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus and the Agreement and Plan of Reorganization ("Reorganization Agreement"), a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information regarding each Fund, please read each Fund's Prospectus.

THE REORGANIZATION

     At a meeting on September 24-25, 2008, the Boards of Trustees of the Trust and Eclipse Funds, in each case by a unanimous vote, approved the Reorganization Agreement. Subject to the approval of the shareholders of the Small Cap Value Fund, the Reorganization Agreement provides for:

     - the acquisition of all of the assets and the assumption of all of the liabilities of the Small Cap Value Fund by the Small Cap Opportunity Fund in exchange for shares of beneficial interest stock of the Small Cap Opportunity Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Small Cap Value Fund;

     - the distribution of shares of the Small Cap Opportunity Fund to the shareholders of the Small Cap Value Fund; and

     - the subsequent liquidation and dissolution of the Small Cap Value Fund.

     The Reorganization is subject to approval by the shareholders of the Small Cap Value Fund. The Reorganization, if approved by shareholders, is scheduled to be effective upon the close of business on February 13, 2009, or on such later date as the parties may agree ("Closing Date"). As a result of the Reorganization, each shareholder of the Small Cap Value Fund will become the owner of the number of full and fractional shares of the Small Cap Opportunity Fund, having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Small Cap Value Fund shares as of the close of business on the Closing Date. Holders of a Class of shares of the Small Cap Value Fund will receive shares of the same Class of shares of the Small Cap Opportunity Fund in an amount equal to the value of their Small Cap Value Fund shares. See "Information About The Reorganization" below.

     The Reorganization is also subject to approval by shareholders of the Small Cap Opportunity Fund of MacKay Shields, an affiliate of NYLIM, as that Fund's subadvisor.

     The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. See "Information About The

Reorganization" below. Immediately prior to the Reorganization, the Small Cap Value Fund, to the extent necessary, will pay dividends and capital gain distributions to shareholders. These distributions will be taxable to Small Cap Value Fund shareholders that are subject to tax.


     The Reorganization will not affect your right to purchase and redeem shares, to exchange among other series of the MainStay Funds with which you would have been able to exchange prior to the Reorganization, and to receive dividends and other distributions (except that after the Reorganization, you will receive any dividends and distributions from the Small Cap Opportunity Fund rather than the Small Cap Value Fund).

     IN CONSIDERING WHETHER TO APPROVE THE REORGANIZATION YOU SHOULD NOTE THAT:

     - Both Funds will have the same investment objectives, strategies and rules. If the shareholders of Small Cap Opportunity Fund approve MacKay Shields as subadvisor, that Fund will adopt principal investment strategies that are identical to those of Small Cap Value Fund immediately prior to the Reorganization. Both Funds are classified in the Morningstar Small Value category;

     - Total assets in the Small Cap Value Fund and the Small Cap Opportunity Fund as of July 31, 2008 were $53 million and $359 million, respectively.

     - Shareholders of the Small Cap Value Fund are expected to benefit from potential economies-of-scale with two investment portfolios becoming one larger investment portfolio.

     - Although Small Cap Value Fund will pay substantially all of the expenses of the Reorganization, NYLIM indirectly will bear the expenses associated with the Reorganization under the terms of an existing contractual expense limitation agreement. However, NYLIM may be able to recoup the amount of such fee waiver or expense reimbursement from the Fund under the Fund's contractual expense limitation arrangement.

     - The Reorganization will not result in a dilution of the economic interests of Small Cap Value Fund shareholders because Small Cap Value Fund shareholders will receive Small Cap Opportunity Fund shares with the same aggregate value as their Small Cap Value Fund shares.

     - Currently, the Small Cap Opportunity Fund is managed by NYLIM with Tony
       H. Elavia serving as the portfolio manager. The Small Cap Value Fund is also managed by NYLIM. However, MacKay Shields serves as that Fund's subadvisor with Jordan D. Alexander and Stephen A. Friscia, Jr., serving as newly appointed portfolio managers. Messrs. Alexander and Friscia became portfolio managers of Small Cap Value Fund on August 11, 2008.

     - Currently, Small Cap Opportunity Fund does not have a subadvisor. However, at a special meeting scheduled to be held on Tuesday, January 20, 2009, shareholders of the Small Cap Opportunity Fund are being asked to approve MacKay Shields as the new subadvisor. The reorganization is contingent upon this approval. If MacKay Shields is approved as subadvisor to the Small Cap Opportunity Fund, Jordan D. Alexander and Stephen A. Friscia, Jr., will serve as portfolio managers of the Small Cap Opportunity Fund.

     Approval of the Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares of the Small Cap Value Fund entitled to vote and present in person or by proxy, as specified under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder. See "VOTING INFORMATION" below.

BOARD RECOMMENDATION

     For the reasons set forth below in "Reasons for the Reorganization," the Trustees of the Trust have concluded that the Reorganization would be in the best interests of the shareholders of the Small Cap Value Fund, and that the interests of the Small Cap Value Fund's existing shareholders would not be diluted as a result of the Reorganization.

     THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT YOU VOTE "FOR" THE REORGANIZATION.

                     COMPARATIVE INFORMATION RELATING TO THE
                                 REORGANIZATION

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, RISK FACTORS AND MANAGEMENT

     This section sets forth the investment objectives, principal investment strategies, risk factors and management of the Small Cap Value Fund. If the shareholders of Small Cap Opportunity Fund approve MacKay Shields as subadvisor, that Fund will adopt principal investment strategies that are identical to those of Small Cap Value Fund immediately prior to the Reorganization.

     Additional information may be found in each Fund's SAI, which are incorporated herein by reference and available by calling toll-free 800-MAINSTAY (624-6782) or by visiting our website at mainstayinvestments.com.

INVESTMENT OBJECTIVE

     The Small Cap Value Fund's investment objective is to seek long-term capital appreciation by investing primarily in securities of small-cap companies.

PRINCIPAL INVESTMENT STRATEGIES AND INVESTMENT PROCESS


     The Small Cap Value Fund normally invests at least 80% of its assets in companies with market capitalizations at the time of investment comparable to companies in the Russell 2000(R) Value Index and invests primarily in common stocks and securities convertible into common stock. The Small Cap Value Fund may also engage in the lending of portfolio securities. The market capitalizations of the Russell 2000(R) Value Index fluctuate. As of September 30, 2008 they range from $28.0 million to $3.79 billion.


     MacKay Shields, the Small Cap Value Fund's subadvisor, uses an investment selection process that focuses on stocks that meet three criteria: inexpensive valuations, free cash flow, and multiple sources of potential growth or earnings. MacKay Shields looks for stocks that are inexpensive relative to the benchmark, their peer group or historical valuations. MacKay Shields takes a long-term approach to investing, and relies primarily on its proprietary fundamental research. The portfolio is constructed using this bottom-up process. Stocks will be sold either when they meet MacKay Shields' price objective, or when MacKay Shields believes that there is a negative change in the fundamental performance of the issuer.

PRINCIPAL RISKS

     Investment in common stocks and other equity securities is particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Small Cap Value Fund's holdings. Opportunities for greater gain often come with greater risk of loss. Some of the securities, therefore, may carry above-average risk, compared to common stock indices such as the Dow Jones Industrial Average and the S&P
500(R) Index. In comparison to stocks of companies with larger capitalizations, stocks of small-capitalization companies may have:

     - more price volatility,

     - greater spreads between their bid and ask prices,

     - significantly lower trading volumes, and/or

     - cyclical, static or moderate growth prospects.

     Small-capitalization companies may be more vulnerable to adverse business or market developments than large-capitalization companies.

     The principal risk of investing in value stocks is that they may never reach what MacKay Shields believes is their full value or that they may even go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Small Cap Value Fund's performance may be lower or higher than that of funds that invest in other types of equity securities (such as those emphasizing growth stocks).

     The principal risk of securities lending is that the financial institution that borrows securities from the Small Cap Value Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Small Cap Value Fund might not be able to recover the loaned securities or their value.

     Due to its trading strategies, the Small Cap Value Fund may experience a portfolio turnover rate of over 100%. Funds with high turnover rates (over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you will pay taxes, even if you do not sell any shares by year-end).


                              SMALL CAP
AS OF JULY 31, 2008       OPPORTUNITY FUND     SMALL CAP VALUE FUND
-------------------     --------------------   --------------------
NET ASSETS              $359 million           $53 million
NUMBER OF HOLDINGS      318                    124
PORTFOLIO COMPOSITION   98.7% - Equities       98.3% - Equities
                        1.3% - Cash            1.7% - Cash
PRIMARY BENCHMARK       Russell 2000(R)        Russell 2000(R)
                        Value Index(1)         Value Index(1)
SECONDARY BENCHMARK     None                   None
% OF AUM IN TOP 10      9.6%                   13.5%
  HOLDINGS
PORTFOLIO TURNOVER      134%                   189%
  RATE
INVESTMENT MANAGER      NYLIM                  NYLIM
SUBADVISOR              None                   MacKay Shields LLC
PORTFOLIO MANAGER(S)    Tony H. Elavia(2)      Jordan D. Alexander
                                               and Stephen A.
                                               Friscia, Jr.

TOP TEN HOLDINGS:

                           SMALL CAP OPPORTUNITY FUND

                              % NET
NAME                         ASSETS
----                         ------
Ceradyne Inc. .............   1.05%
ASPEN Insurance Holdings
  Ltd. ....................   1.05%
IPC Holdings Ltd. .........   1.04%
UMB Financial Corp. .......   0.98%
Platinum Underwriters
  Hldg. ...................   0.98%
Corp Office PPTYS TR
  Inc. ....................   0.97%
WGL Holdings Inc. .........   0.92%
Cash America INTL Inc. ....   0.90%
National Retail
  Properties...............   0.90%
Portland General Electric
  Co. .....................   0.90%




                              SMALL CAP VALUE FUND

                              % NET
NAME                         ASSETS
----                         ------
Talbots, Inc. .............   1.58%
Old Dominion Freight
  Lines ...................   1.50%
Emergent Biosolution,
  Inc .....................   1.34%
Aventine Renewable Energy
  Holdings, Inc. ..........   1.33%
KBW, Inc. .................   1.30%
Complete Production
  Services, Inc. ..........   1.29%
ICF International, Inc. ...   1.18%
Gencorp, Inc. .............   1.18%
International Bancshares
  Corp ....................   1.16%
Olin Corporation ..........   1.11%


--------

  (1) The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.

  (2) Pending shareholder approval of MacKay Shields as subadvisor, Jordan D. Alexander and Stephen A. Friscia, Jr. will become portfolio managers of Small Cap Opportunity Fund prior to the Reorganization.

DESCRIPTION OF FUND CLASSES

     As noted above, both Funds offer Investor Class, Class A, Class B, Class C and Class I shares. The Investor Class, Class A, Class B, Class C and Class I shares of each Fund have the same class-specific features.

PURCHASE, REDEMPTION AND EXCHANGE FEATURES

     The Funds have the same policies with respect to purchases, redemptions and exchanges by shareholders. See the "Shareholder Guide" for a detailed description of purchase, redemption and exchange features.

COMPARISON OF FEES AND EXPENSES

     The following discussion describes and compares the fees and expenses of the Funds. Expenses of the Funds are based upon the operating expenses as of April 30, 2008, adjusted to give effect to current expense limitations. Pro forma fees combined show estimated fees of Small Cap Opportunity Fund after giving effect to the proposed Reorganization and proposed changes in fees and expense limitations. Pro forma numbers are estimated in good faith and are hypothetical.

INVESTOR CLASS

                                     SMALL CAP                        SMALL
                                    OPPORTUNITY      SMALL CAP       COMPANY
SHAREHOLDER FEES (FEES PAID            FUND         VALUE FUND     VALUE FUND
DIRECTLY FROM SHAREHOLDER'S          INVESTOR     INVESTOR CLASS    PRO FORMA
INVESTMENT                         CLASS SHARES       SHARES        COMBINED
---------------------------        ------------   --------------   ----------
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of Offering
  price)........................       5.50%           5.50%          5.50%
Maximum Deferred Sales Charge
  (Load) (as a percentage of the
  lesser of the original
  offering price or redemption
  proceeds).....................        None            None           None
Redemption Fee/Exchange Fee (as
  a percentage of redemption
  proceeds).....................        None            None           None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
Maximum Account Fee.............        None            None           None
Management Fees(1)..............       1.00%           0.85%          0.85%
Distribution and/or Service
  (12b-1) Fees(2)...............       0.25%           0.25%          0.25%
Other Expenses(3)...............       0.56%           0.71%          0.55%
Total Annual Fund Operating
  Expenses......................       1.81%           1.81%          1.65%
Less Waivers/ Reimbursements....       (0.01)%         (0.16)%        (0.02)%
Net Fund Operating Expenses(4)..       1.80%           1.65%          1.63%

CLASS A


                                  SMALL CAP                     SMALL COMPANY
SHAREHOLDER FEES (FEES PAID      OPPORTUNITY      SMALL CAP       VALUE FUND
DIRECTLY FROM SHAREHOLDER'S     FUND CLASS A     VALUE FUND       PRO FORMA
INVESTMENT                         SHARES      CLASS A SHARES      COMBINED
---------------------------     ------------   --------------   -------------
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of Offering
  price).....................       5.50%           5.50%           5.50%
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  the lesser of the original
  offering price or
  redemption proceeds).......        None            None            None
Redemption Fee (as a
  percentage of redemption
  proceeds)..................        None            None            None
Maximum Account Fee..........        None            None            None
ANNUAL FUND OPERATING
  EXPENSES (EXPENSES THAT ARE
  DEDUCTED FROM FUND ASSETS)
Management Fees(1)...........       1.00%           0.85%           0.85%
Distribution and/or Service
  (12b-1) Fees(2)............       0.25%           0.25%           0.25%
Other Expenses(3)............       0.50%           0.68%           0.51%
Total Annual Fund Operating
  Expenses...................       1.75%           1.78%           1.60%
Less Waivers/
  Reimbursements.............       (0.20)%         (0.23)%         (0.07)%
Net Fund Operating
  Expenses(4)................       1.55%           1.55%           1.53%

CLASS B


                                  SMALL CAP                     SMALL COMPANY
SHAREHOLDER FEES (FEES PAID      OPPORTUNITY      SMALL CAP       VALUE FUND
DIRECTLY FROM SHAREHOLDER'S     FUND CLASS B     VALUE FUND       PRO FORMA
INVESTMENT                         SHARES      CLASS B SHARES      COMBINED
---------------------------     ------------   --------------   -------------
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of Offering
  price).....................        None            None            None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  the lesser of the original
  offering price or
  redemption proceeds).......       5.00%           5.00%           5.00%
Redemption Fee (as a
  percentage of redemption
  proceeds)..................        None            None            None
Maximum Account Fee..........        None            None            None
ANNUAL FUND OPERATING
  EXPENSES (EXPENSES THAT ARE
  DEDUCTED FROM FUND ASSETS)
Management Fees(1)...........       1.00%           0.85%           0.85%
Distribution and/or Service
  (12b-1) Fees(2)............       1.00%           1.00%           1.00%
Other Expenses(3)............       0.56%           0.71%           0.55%
Total Annual Fund Operating
  Expenses...................       2.56%           2.56%           2.40%
Less Waivers/Reimbursements..       (0.16)%         (0.16)%         (0.02)%
Net Fund Operating
  Expenses(4)................       2.40%           2.40%           2.38%

CLASS C


                                  SMALL CAP                     SMALL COMPANY
SHAREHOLDER FEES (FEES PAID      OPPORTUNITY      SMALL CAP       VALUE FUND
DIRECTLY FROM SHAREHOLDER'S     FUND CLASS C     VALUE FUND       PRO FORMA
INVESTMENT                         SHARES      CLASS C SHARES      COMBINED
---------------------------     ------------   --------------   -------------
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of Offering
  price).....................        None            None            None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  the lesser of the original
  offering price or
  redemption proceeds).......       1.00%           1.00%           1.00%
Redemption Fee (as a
  percentage of redemption
  proceeds)..................        None            None            None
Maximum Account Fee..........        None            None            None
ANNUAL FUND OPERATING
  EXPENSES (EXPENSES THAT ARE
  DEDUCTED FROM FUND ASSETS)
Management Fees(1)...........       1.00%           0.85%           0.85%
Distribution and/or Service
  (12b-1) Fees(2)............       1.00%           1.00%           1.00%
Other Expenses(3)............       0.56%           0.71%           0.55%
Total Annual Fund Operating
  Expenses...................       2.56%           2.56%           2.40%
Less Waivers/Reimbursements..       (0.16)%         (0.16)%         (0.02)%
Net Fund Operating
  Expenses(4)................       2.40%           2.40%           2.38%

CLASS I


                                   SMALL CAP                     SMALL COMPANY
SHAREHOLDER FEES (FEES PAID       OPPORTUNITY      SMALL CAP       VALUE FUND
DIRECTLY FROM SHAREHOLDER'S      FUND CLASS I     VALUE FUND       PRO FORMA
INVESTMENT                          SHARES      CLASS I SHARES      COMBINED
---------------------------      ------------   --------------   -------------
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering
  price)......................        None            None            None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  the lesser of the original
  offering price or redemption
  proceeds)...................        None            None            None
Redemption Fee (as a
  percentage of redemption
  proceeds)...................        None            None            None
Maximum Account Fee...........        None            None            None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES THAT ARE DEDUCTED
  FROM FUND ASSETS)
Management Fees(1)............       1.00%           0.85%           0.85%
Distribution and/or Service
  (12b-1) Fees(2).............        None            None            None
Other Expenses(3).............       0.50%           0.68%           0.51%
Total Annual Fund Operating
  Expenses....................       1.50%           1.53%           1.35%
Less Waivers/ Reimbursements..       (0.31)%         (0.29)%         (0.18)%
Net Fund Operating
  Expenses(4).................       1.19%           1.24%           1.17%



--------

  (1) The management fee for the Funds is an annual percentage of the Funds' average daily net assets.


      Currently, NYLIM has contractually agreed to waive a portion of its management fee of the Small Cap Opportunity Fund so that the management fee is 1.00% for assets up to $1.0 billion; and 0.95% on the remainder of assets. Without this waiver, the actual management fee would be 1.00% on all asset levels.

      Effective upon consummation of the Reorganization, NYLIM has agreed to contractually reduce its management fee for the Small Cap Opportunity Fund to 0.85% for assets up to $1.0 billion and 0.80% on the remainder of the assets. NYLIM has contractually agreed to waive a portion of its management fee of the Small Cap Value Fund so that the management fee does not exceed 0.60% on assets up to $1.0 billion and 0.55% on assets in excess of $1.0 billion. Without this waiver, the actual management fee would be 0.85% on assets up to $1.0 billion and 0.80% on assets in excess of $1.0 billion.


  (2) Because the 12b-1 fee is an ongoing fee charged against the assets of the Funds, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

  (3) "Other Expenses" include, among other things, fees payable for transfer agency services, which may differ between the classes. "Other Expenses" also include each Fund's share of the fees and expenses of any other fund in which that Fund may invest. These fees and expenses are less than 0.01% of the average net assets of either Fund. For more information, see "Shareholder Guide -- Information on Fees" in this Proxy Statement/Prospectus.

  (4) Net Annual Fund Operating expenses include current expense cap structure for Small Cap Value Fund and Small Cap Opportunity Fund. Net Annual Fund Operating Expenses for Small Cap Opportunity Fund Pro Forma Combined include new class specific expense caps (effective February 13, 2009 for Small Cap Opportunity Fund).

     Pursuant to an expense cap agreement effective February 13, 2009, NYLIM will waive a portion of the Small Cap Opportunity Fund's management fee or reimburse the expenses of the appropriate class of the Fund so that the class' total ordinary operating expenses (total annual operating expenses excluding taxes, interest, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed the following amounts of average daily net assets for each class of the Small Cap Opportunity Fund: Investor Class, 1.63%; Class A, 1.53%; Class B, 2.38%; Class C, 2.38% and Class I, 1.17%.

     Effective April 1, 2008, the Funds were subject to a similar expense cap agreement with the following total expense limits for Small Cap Opportunity
Fund: Investor Class, 1.80%; Class A, 1.70%; Class B, 2.55%; Class C, 2.55% and Class I, 1.19%, and the following total expense limits for the Small Cap Value
Fund: Investor Class, 1.65%; Class A, 1.55%; Class B, 2.40%; Class C, 2.40% and Class I, 1.24%.

     Effective May 1, 2008, the expense limits for Small Cap Opportunity Fund were changed as follows: Investor Class, 1.80%; Class A, 1.55%; Class B, 2.40%; Class C, 2.40% and Class I, 1.19%.

     NYLIM may recoup the amount of any management fee waivers or expense reimbursements from the Funds pursuant to the agreements if such action does not cause the Fund to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense. The Total Annual Fund Operating Expenses for the Small Cap Opportunity Fund may differ from the amounts shown in the Financial Highlights section of this Proxy Statement/Prospectus, which reflect only the operating expenses of that Fund and do not include the Fund's share of the fees and expenses of any other fund in which the Fund invests.

EXAMPLES

     The following examples are intended to help you compare the costs of investing in each Fund and the combined Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganization for the time periods indicated and reflects what you would pay at the end of each time period shown or if you continued to hold them. The examples also assume that your investment has a 5% return each year, that each Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower than those shown.

SMALL CAP OPPORTUNITY FUND

                                                 CLASS B --               CLASS C --
                                                  ASSUMING                 ASSUMING
                                     CLASS B --  REDEMPTION   CLASS C --  REDEMPTION
                                      ASSUMING   AT THE END    ASSUMING   AT THE END
EXPENSES         INVESTOR                NO        OF EACH        NO        OF EACH
AFTER              CLASS   CLASS A  REDEMPTIONS    PERIOD    REDEMPTIONS    PERIOD    CLASS I
--------         --------  -------  -----------  ----------  -----------  ----------  -------
1 YEAR.........   $  723    $  699     $  243      $  743       $  243      $  343     $  121
3 YEARS........   $1,087    $1,052     $  781      $1,081       $  781      $  781     $  444
5 YEARS........   $1,475    $1,429     $1,346      $1,546       $1,346      $1,346     $  789
10 YEARS.......   $2,559    $2,483     $2,700      $2,700       $2,883      $2,883     $1,764

SMALL CAP VALUE FUND

                                                 CLASS B --               CLASS C --
                                                  ASSUMING                 ASSUMING
                                     CLASS B --  REDEMPTION   CLASS C --  REDEMPTION
                                      ASSUMING   AT THE END    ASSUMING   AT THE END
EXPENSES         INVESTOR                NO        OF EACH        NO        OF EACH
AFTER              CLASS   CLASS A  REDEMPTIONS    PERIOD    REDEMPTIONS    PERIOD    CLASS I
--------         --------  -------  -----------  ----------  -----------  ----------  -------
1 YEAR.........   $  709    $  699     $  243      $  743       $  243      $  343     $  126
3 YEARS........   $1,073    $1,058     $  781      $1,081       $  781      $  781     $  455
5 YEARS........   $1,462    $1,441     $1,346      $1,546       $1,346      $1,346     $  807
10 YEARS.......   $2,547    $2,511     $2,700      $2,700       $2,883      $2,883     $1,799


SMALL CAP OPPORTUNITY FUND -- PRO FORMA COMBINED

                                                 CLASS B --               CLASS C --
                                                  ASSUMING                 ASSUMING
                                     CLASS B --  REDEMPTION   CLASS C --  REDEMPTION
                                      ASSUMING   AT THE END    ASSUMING   AT THE END
EXPENSES         INVESTOR                NO        OF EACH        NO        OF EACH
AFTER              CLASS   CLASS A  REDEMPTIONS    PERIOD    REDEMPTIONS    PERIOD    CLASS I
--------         --------  -------  -----------  ----------  -----------  ----------  -------
1 YEAR.........   $  707    $  697     $  241      $  741       $  241      $  341     $  119
3 YEARS........   $1,040    $1,021     $  747      $1,047       $  747      $  747     $  410
5 YEARS........   $1,396    $1,367     $1,279      $1,479       $1,279      $1,279     $  722
10 YEARS.......   $2,395    $2,340     $2,549      $2,549       $2,735      $2,735     $1,608


PERFORMANCE OF SMALL CAP OPPORTUNITY FUND

     The bar chart and table (below) indicate some of the risks of investing in the Small Cap Opportunity Fund. The bar chart shows you how the Small Cap Opportunity Fund's calendar year performance has varied over the last ten years. The table below shows how the Small Cap Opportunity Fund's average annual total returns (before and after taxes) for one, five and ten year periods compare to those of a broad-based securities market index. Average Annual Total Returns reflect actual sales loads, service and/or distribution fees. Absent expense limitations and/or fee waivers, performance would have been lower. Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class A and B shares, first offered on January 1, 2004, include the historical performance of Class I shares from January 1, 1998 through December 31, 2003, adjusted for differences in certain contractual expenses and fees. Performance figures for Class C shares, first offered on January 1, 2004, include the historical performance of the L Class shares (which were redesignated as Class C shares on January 1, 2004) from December 30, 2002 through December 31, 2003 and the historical performance of the Class I shares from January 1, 1998 through December 29, 2002, adjusted for differences in certain contractual expenses and fees. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Small Cap Opportunity Fund will perform in the future. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares from January 1, 1998 through December 31, 2007, adjusted for differences in expenses and fees. Unadjusted, the performance shown for the newer classes might have been lower. Additionally, the shareholders of Small Cap Opportunity Fund are being asked to approve MacKay Shields as a new subadvisor to the Fund at a special meeting on January 20, 2009.

                      Small Cap Opportunity Fund Bar Chart

     The following are the best and worst quarterly returns of the Small Cap Opportunity Fund's Class I shares during the last ten years (1999-2007):

                                           RETURN   QUARTER/YEAR
                                          -------   ------------
Highest return/best quarter.............    21.15%      4Q/03
Lowest return/worst quarter.............  - 16.91%      3Q/98

                           SMALL CAP OPPORTUNITY FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2007)

                                       1 YEAR   5 YEARS   10 YEARS
                                      -------   -------   --------
Small Cap Opportunity Fund
  Return before Taxes
  Investor Class....................  - 22.00%   13.29%     6.95%
  Class A...........................  - 22.00%   13.29%     6.95%
  Class B...........................  - 21.67%   13.44%     6.71%
  Class C...........................  - 18.83%   13.72%     6.72%
  Class I...........................  - 17.09%   15.04%     7.91%
Return after Taxes on
  Distributions(1)
  Class I...........................  - 18.79%   13.12%     6.39%
Return after Taxes on Distributions
  and Sale of Fund Shares(1)
  Class I...........................   - 9.01%   12.67%     6.35%
Russell 2000(R)  Value Index(2)
  (reflects no deductions for fees,
  expenses or taxes)................   - 9.78%   15.80%     9.06%


--------

  (1) Prior to January 1, 2004, the Fund offered L Class shares, which were subject to a front-end sales charge of 1.00%. The L Class shares also were subject to a contingent deferred sales charge (CDSC) on redemptions of L Class shares within 1 year of purchase. As of January 1, 2004, all outstanding L Class shares of the Fund were redesignated as Class C shares. Average annual total returns for Class C shares for the period of December 30, 2003 to December 31, 2003 therefore are for the L Class shares and reflect the fees and expenses of the L Class shares for that period. After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Class I shares of the Fund. After-tax returns for the Investor Class, Class A, B and C shares may vary.

  (2) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which, in turn, measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Total returns assume reinvestment of all dividends and capital gains. You cannot invest directly in an index.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

     The terms and conditions under which the proposed transactions may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a form of which is attached as Exhibit A.

     The Reorganization Agreement contemplates the transfer of all of the assets of the Small Cap Value Fund and the assumption of all of the liabilities of the Small Cap Value Fund by the Small Cap Opportunity Fund in exchange for shares of the Small Cap Opportunity Fund having an aggregate net asset value equal to the aggregate net asset value of the Small Cap Value Fund. The Small Cap Value Fund would then distribute to its shareholders the portion of the shares of the Small Cap Opportunity Fund to which each such shareholder is entitled, with each shareholder receiving shares of the Small Cap Opportunity Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Small Cap Value Fund held by that shareholder as of the close of business on the day of the closing of the Reorganization. Thereafter, the Small Cap Value Fund would be liquidated and dissolved.

     If shareholders of the Small Cap Value Fund approve the Reorganization and all contingencies occur, NYLIM intends to transition the Small Cap Value Fund's portfolio securities prior to the Closing Date to more closely align with the holdings of the Small Cap Opportunity Fund. To accomplish this transition, NYLIM intends to sell certain of the Small Cap Value Fund's portfolio securities to the extent desirable from the perspective of the portfolio of the Small Cap Opportunity Fund. However, NYLIM does not anticipate any significant costs or turnover as a result of this transition.

     Dividend and capital gain distributions to Small Cap Value Fund shareholders made prior to the reorganization may result in tax consequences for the Small Cap Value Fund shareholders.

     Until the Closing Date, shareholders of the Small Cap Value Fund will continue to be able to redeem or exchange their shares. Redemption or exchange requests received after the Closing Date will be treated as requests received by the Small Cap Opportunity Fund for the redemption or exchange of its shares.

     The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of the Small Cap Value Fund. The Reorganization Agreement also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transaction contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by the Boards of Trustees of either Fund if circumstances should develop that, in the opinion of either Board, make proceeding with the Agreement inadvisable for the Fund over which it proceeds. Please refer to Exhibit A to review the terms and conditions of the Reorganization Agreement.

     The Reorganization is contingent upon the approval by the shareholders of Small Cap Opportunity Fund of MacKay Shields as that Fund's subadvisor.

REASONS FOR THE REORGANIZATION

     NYLIM recommended the Reorganization to the Boards of both Funds because NYLIM believes that the Reorganization will benefit the Small Cap Value Fund shareholders through potential cost savings in economies of scale resulting from combined portfolio assets, and it expects that all shareholders will benefit in the long term from the potential to grow portfolio assets with MacKay Shields as the subadvisor. Finally, NYLIM believes that the Reorganization also will create a stronger, more cohesive family of funds through the harmonization and rationalization of similar investment products.

BOARD CONSIDERATIONS

     The Reorganization was presented to the Boards of the Funds for consideration at meetings held on September 24-25, 2008. In evaluating the Reorganization, the Boards considered a number of factors, including the following:

     - the Reorganization is contingent upon the approval by shareholders of the Small Cap Opportunity Fund of MacKay Shields as that Fund's subadvisor;

     - prior to the reorganization, the investment objective, strategies and process of the Small Cap Opportunity Fund will be changed to be similar to those of the Small Cap Value Fund;

     - the longer operating history and larger size of Small Cap Opportunity
       Fund;

     - the declining asset size of Small Cap Value Fund;

     - the management fee and total expense cap structure of Small Cap Opportunity Fund;



     - the terms of the agreements relating to the Reorganization, including valuation procedures, expenses and potential unassumed liabilities;

     - the Reorganization is structured as a tax-free reorganization that will not cause a taxable event for shareholders. However, the Small Cap Value Fund will pay its annual dividend and capital gains distributions to shareholders as required, prior to the Reorganization;

     - alternatives to the Reorganization and other factors;

     - the nature, extent, and quality of the services to be provided by NYLIM and MacKay Shields;

     - the relative investment performance of each Fund;

     - the costs of the services to be provided, and profits to be realized, by NYLIM and its affiliates from NYLIM's relationship with each Fund;


     - the extent to which economies of scale may be realized, and the extent to which economies of scale may benefit shareholders;



     - the reasonableness of each Fund's management fee levels and overall total ordinary operating expenses, particularly as compared to similar portfolios; and



     - the costs of the Reorganization will be borne by the Small Cap Value
       Fund.


     The Boards also acknowledged the future potential benefits to NYLIM, including that NYLIM's costs to administer both Funds may be reduced if the Reorganization is approved. Based on the foregoing, the Boards, determined that the interests of the shareholders of the Funds will not be diluted as a result of the Reorganization, and that the Reorganization is in the best interests of the Funds.

CONTINGENT EVENTS

     The Reorganization is contingent upon the approval by the shareholders of the Small Cap Opportunity Fund of MacKay Shields, as that Fund's subadvisor.

TAX CONSIDERATIONS

     The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, pursuant to this treatment, neither the Small Cap Value Fund nor its shareholders, nor the Small Cap Opportunity Fund nor its shareholders, are expected to recognize any gain or loss for Federal income tax purposes from the Reorganization.


     As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert LLP substantially to the effect that, subject to customary assumptions and representations, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:



     - the Reorganization will constitute a tax-free reorganization under section 368(a) of the Code;



     - no gain or loss will be recognized by the Small Cap Opportunity Fund upon its receipt of the Small Cap Value Fund's assets in exchange for shares of the Small Cap Opportunity Fund;



     - no gain or loss will be recognized by the Small Cap Value Fund upon transfer of its assets to the Small Cap Opportunity Fund in exchange for shares of the Small Cap Opportunity Fund or upon the distribution of the shares of the Small Cap Opportunity Fund to the shareholders of the Small Cap Value Fund in exchange for their shares of the Small Cap Value Fund;



     - no gain or loss will be recognized by shareholders of the Small Cap Value Fund upon exchange of their shares of the Small Cap Value Fund for shares of the Small Cap Opportunity Fund;



     - the aggregate tax basis of the shares of the Small Cap Opportunity Fund received by each shareholder of the Small Cap Value Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Small Cap Value Fund held by such shareholder immediately prior to the Reorganization;



     - the holding period of the Small Cap Opportunity Fund shares received by each shareholder of the Small Cap Value Fund will include the period during which shares of the Small Cap Value Fund exchanged therefore were held by such shareholder, provided that such shares are held as capital assets on the date of the Reorganization;



     - the tax basis of the assets of the Small Cap Value Fund acquired by the Small Cap Opportunity Fund will be the same as the tax basis of such assets to the Small Cap Value Fund immediately prior to the Reorganization; and

     - the holding period of the Small Cap Value Fund's assets in the hands of the Small Cap Opportunity Fund will include the period during which those assets were held by the Small Cap Value Fund.



     The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Small Cap Value Fund, the Small Cap Opportunity Fund or the Small Cap Value Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.



     Shareholders should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.



     As of April 30, 2008 both the MainStay Small Cap Value and the MainStay Small Cap Opportunity Funds have capital losses as indicated in the Statement of Assets and Liabilities and the Statement of Operations. It is anticipated that there will not be a capital gain distribution as a result for the fiscal year ended October 31, 2008. In general, capital losses can be utilized in subsequent years subject to certain limitations in accordance with the Internal Revenue Code and are referred to as capital loss carryforwards. There are additional limitations on the utilization of capital loss carryforwards for the target fund based on thresholds determined by the Internal Revenue Service. Additionally, both the target fund and the acquiring fund have further limitations on the utilization of either funds capital loss carryforward against any built-in unrealized capital appreciation at the time of the merger.





     Immediately prior to the Reorganization, the Small Cap Value Fund, to the extent necessary, will pay a dividend or capital gains which, together with all previous distributions, is intended to have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward). This distribution will be taxable to Small Cap Value Fund shareholders that are subject to tax.


EXPENSES OF THE REORGANIZATION

     Except as discussed below, the expenses relating to the Reorganization will be borne by the Small Cap Value Fund. No expenses shall be borne by the Small Cap Opportunity Fund. NYLIM and the Funds' Boards believe that the anticipated benefit to the Small Cap Value Fund, as a result of the Reorganization as enumerated in the Proxy Statement/Prospectus, support the Small Cap Value Fund bearing the costs of the Reorganization.


     The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus, legal fees, accounting fees, securities registration fees, and expenses of holding one or more shareholder meetings. Transaction costs associated with the portfolio adjustments that would occur between the time of shareholder approval of the Reorganization and the Closing Date will be borne by the Small Cap Value Fund. The Small Cap Value Fund does not anticipate that there will be any significant portfolio adjustments needed as part of the Reorganization. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.


MATERIAL DIFFERENCES IN THE RIGHTS OF FUND SHAREHOLDERS

     Each Fund is organized as a series of a Massachusetts business trust and is governed by substantially similar Declarations of Trust and Bylaws. Furthermore, the Funds currently have substantially similar Management Agreements. If the shareholders of the Small Cap Opportunity Fund approve MacKay Shields as the new subadvisor, an occurrence upon which this Reorganization is contingent, the Funds will have substantially similar subadvisory agreements. As such, there are no material differences in the rights of either Fund's shareholders.

                         INFORMATION ABOUT MANAGEMENT OF
                                    THE FUNDS

THE BOARD OF TRUSTEES

     The Funds are represented by the same group of Trustees who oversee the actions of NYLIM and, if applicable, any subadvisors and decide on general policies. Each Fund's Board also oversees the Fund's officers, who conduct and supervise the daily business of the Funds.

THE INVESTMENT ADVISER

     NYLIM, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, is the investment manager of each of the Funds. NYLIM was formed as an independently managed, indirect, wholly-owned subsidiary of New York Life Insurance Company in April 2000. As of August 31, 2008, NYLIM managed approximately $246 billion in assets.

     In conformity with the stated policies of the Funds and pursuant to Management Agreements with each Fund, NYLIM administers each Fund's business affairs and manages the investment operations and composition of each Fund, subject to the supervision of the Fund's Board of Trustees. NYLIM, with the approval of the Board of Trustees, and where required, the shareholders of the applicable Fund, may recommend subadvisors to the applicable Fund's Board of Trustees based upon its continuing quantitative and qualitative evaluation of the subadvisor's skill in managing assets using specific investment styles and strategies. NYLIM also coordinates the investment activities of the subadvisors to help ensure compliance with regulatory restrictions.

     In addition, NYLIM provides administrative and legal services to each of the Funds. NYLIM provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial, legal, and accounting records required to be maintained by the Funds excluding those maintained by the Funds' Custodian (as defined below) and/or MacKay Shields. NYLIM pays the salaries and expenses of all personnel affiliated with the Funds except for the members of the Board and all the operational expenses that are not the responsibility of the Funds, including the fee paid to the MacKay Shields.

     Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisors to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of a subadvisor to the Funds.

     A discussion regarding the basis for the Boards of Trustees' approval of the Management Agreements of the Funds and Subadvisory Agreement of the Small Cap Value Fund is available in the Funds' Annual Reports covering the fiscal period ended October 31, 2007.

SUBADVISOR

     MacKay Shields, 9 West 57th Street, New York, New York 10019, is the subadvisor to the Small Cap Value Fund. MacKay Shields is a wholly-owned subsidiary of New York Life Insurance Company. As of August 31, 2008, MacKay Shields managed approximately $35 billion in assets.

     If approved by shareholders at a special meeting scheduled to be held on Tuesday, January 20, 2009, and pursuant to the terms of a subadvisory agreement, MacKay Shields will act as the subadvisor to the Small Cap Opportunity Fund, and as such, under the supervision of NYLIM, will be responsible for making specific decisions about buying, selling and holding securities, selecting broker and brokerage firms, maintaining accurate records, and, if possible, negotiating favorable commissions and fees with the brokers and brokerage firms. Small Cap Opportunity Fund does not currently have a subadvisor.

     For providing these services, MacKay Shields will be paid one half of the management fee payable to NYLIM with respect to the Small Cap Opportunity Fund, net of management fee waivers, expense limitations and reimbursements. NYLIM will pay the fees of MacKay Shields, not Small Cap Opportunity Fund. The subadvisory agreement can be terminated by NYLIM or by the Board of Trustees, in which case MacKay Shields would no longer manage Small Cap Opportunity Fund.

     The current subadvisory agreement with MacKay Shields relating to Small Cap Value Fund contains similar terms and conditions. NYLIM pays the fees of MacKay Shields, not Small Cap Value Fund.

     MacKay Shields has discretion to purchase and sell securities for Small Cap Value Fund in accordance with that Fund's investment objectives, policies and restrictions. If approved by shareholders, MacKay Shields will have the same discretion for Small Cap Opportunity Fund. Although MacKay Shields is subject to general supervision by the Fund's Board of Trustees and NYLIM, these parties do not evaluate the investment merits of specific securities transactions.

ADVISORY AND SUBADVISORY FEES

     The following table describes the annual advisory fees paid to NYLIM by both Funds and the annual subadvisory fees paid by NYLIM to MacKay Shields, assuming approval of MacKay Shields as subadvisor by the shareholders of Small Cap Opportunity Fund.


                                 EFFECTIVE FEE RATE
                                 PAID TO INVESTMENT
                                  MANAGER FOR THE
                   INVESTMENT       PERIOD ENDED                          FEE RECEIVED
FUND                 MANAGER    OCTOBER 31, 2007(1)     SUBADVISOR      BY SUBADVISOR(2)
----               ----------   -------------------   --------------   -----------------
SMALL CAP          NYLIM               0.91%          MacKay Shields   One half of the
  OPPORTUNITY                                                          management fee
  FUND                                                                 payable to NYLIM
                                                                       with respect to
                                                                       the Fund, net of
                                                                       management fee
                                                                       waivers, expense
                                                                       limitations and
                                                                       reimbursements.
SMALL CAP VALUE    NYLIM               0.60%          MacKay Shields   One half of the
  FUND                                                                 management fee
                                                                       payable to NYLIM
                                                                       with respect to
                                                                       the Fund, net of
                                                                       management fee
                                                                       waivers, expense
                                                                       limitations and
                                                                       reimbursements.



--------


  (1) Currently, NYLIM has contractually agreed to waive a portion of its management fee of the Small Cap Opportunity Fund so that the management fee is 1.00% for assets up to $1.0 billion; and 0.95% on the remainder of assets. Without this waiver, the actual management fee would be 1.00% on all asset levels.



  (2) MacKay Shields did not serve as subadvisor to Small Cap Opportunity Fund during the period ended October 31, 2007.



      The effective rate of the fee paid by NYLIM to MacKay Shields for serving as subadvisor to Small Cap Value Fund during the period ended October 31, 2007 was 0.30%.



     Effective August 1, 2008, receives a fee from NYLIM equal to 0.425% on assets up to $1.0 billion and 0.40% on assets in excess of $1 billion for serving as subadviser to Small Cap Value Fund.


     Effective upon consummation of the Reorganization, NYLIM has agreed to contractually reduce its management fee for the Small Cap Opportunity Fund to 0.85% for assets up to $1.0 billion and 0.80% on the remainder of the assets.

     NYLIM has contractually agreed to waive a portion of its management fee of the Small Cap Value Fund so that the management fee does not exceed 0.60% on assets up to $1.0 billion and 0.55% on assets in excess of $1.0 billion. Without this waiver, the actual management fee would be 0.85% on assets up to $1.0 billion and 0.80% on assets in excess of $1.0 billion.

PORTFOLIO MANAGERS

     NYLIM and MacKay Shields use teams of portfolio managers and analysts acting together to manage the Funds' investments. The senior members of each Fund's management team who are jointly and primarily responsible for the Fund's day-to-day management are set forth below. Additional information regarding the portfolio manager's compensation, other accounts managed by these portfolio managers and their ownership of shares of the Funds each manages is available in the Funds' SAIs.

SMALL CAP OPPORTUNITY FUND -- TONY H. ELAVIA


     TONY H. ELAVIA Mr. Elavia is a portfolio manager of the Balanced, Income Manager, Conservative Allocation, Moderate Allocation, Moderate Growth Allocation and Growth Allocation Funds. Mr. Elavia became the portfolio manager of the Small Cap Opportunity Fund on September 26, 2008. He has been an employee of NYLIM since September 2004 and is a Senior Managing Director. Mr. Elavia is also Chief Investment Officer of NYLIM Equity Investors Group, a division of NYLIM. Prior to joining NYLIM, Mr. Elavia spent five years as a Managing Director and Senior Portfolio Manager of the Large Cap Growth team of Putnam Investments in Boston, Massachusetts. Mr. Elavia holds a Ph.d. and M.A. in Economics from the University of Houston and a M.S. and B.C. from the University of Baroda in Vadodara, India.


SMALL CAP VALUE FUND -- JORDAN D. ALEXANDER AND STEPHEN A. FRISCIA, JR.


     JORDAN D. ALEXANDER Mr. Alexander joined MacKay Shields in August 2008 as a Managing Director. Immediately prior to joining MacKay Shields, he was a portfolio manager with Bear Stearns Asset Management from June 2006 through July 2008. Prior to that, Mr. Alexander was a portfolio manager at BKF Asset Management Inc. from December 2003 through June 2006; a senior analyst at Palisade Capital Management from June 2003 through December 2003; a portfolio manager and research analyst at Evergreen Investment Management Company, LLC from September 1998 through June 2003; an Associate Research Analyst at PaineWebber, Inc. from August 1995 through September 1998; and a Senior Financial Analyst and Auditor at Arthur Andersen & Co., LLP from July 1990 through August 1995. He earned a BA from Binghamton University and an MBA from New York University -- Stern School of Business. He holds the Chartered Financial Analyst and Certified Public Accountant designations.

     STEPHEN A. FRISCIA, JR. Mr. Friscia joined MacKay Shields in August 2008 as a Managing Director. Immediately prior to joining MacKay Shields, he was a portfolio manager with Bear Stearns Asset Management from June 2006 through July 2008. Prior to that, Mr. Friscia was a portfolio manager at BKF Asset Management Inc. from December 2003 through June 2006; a senior analyst at Palisade Capital Management from June 2003 through December 2003; and a co-portfolio manager, equity research analyst, fixed income securities analyst and accountant at Evergreen Investment Management Company, LLC from April 1993 through May 2003. Mr. Friscia earned a BS from State University of New York New Paltz and an MBA from Pace University -- Lubin School of Business. He holds the Chartered Financial Analyst designation.


     Shareholders of the Small Cap Opportunity Fund are being asked to approve MacKay Shields as the new subadvisor. If MacKay Shields is approved as subadvisor, Jordan D. Alexander and Stephen A. Friscia, Jr., will serve as portfolio managers. Messrs. Alexander and Friscia are the current portfolio managers for the Small Cap Value Fund

                   MORE ABOUT INVESTMENT STRATEGIES AND RISKS

     Information about each Fund's principal investments, investment practices and principal risks appears at the beginning of this Proxy Statement/Prospectus. The information below further describes the investment practices and risks pertinent to the Funds. Additional information about the investment practices of the Funds and risks pertinent to these practices is included in the SAIs to this Proxy Statement/Prospectus (see the back cover of this Proxy Statement/ Prospectus).

INVESTMENT POLICIES

     The Small Cap Value Fund normally invests at least 80% of its assets in companies with market capitalizations at the time of investment comparable to companies in the Russell 2000(R) Value Index and invests primarily (at least 65%) in common stocks and securities convertible into common stock. The Fund may also engage in the lending of portfolio securities.

     If the shareholders of Small Cap Opportunity approve MacKay Shields as subadvisor, that Fund will adopt investment policies identical to those of Small Cap Value Fund immediately prior to the Reorganization.

     For the purpose of testing the 80% requirement, "assets" means a Fund's net assets plus any borrowings for investment purposes. Under normal circumstances, the 80% requirement must be complied with at the time the Fund invests its assets. If the Fund, under normal circumstances, no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings but would have to make any new investments in such a way as to bring the portfolio into compliance with the 80% requirement. Where other than normal circumstances exist, the Fund would not be subject to such constraints on new investments.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")

     Each Fund may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a "depositary"), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities.


DERIVATIVE SECURITIES



     While both Funds have the ability to invest in certain derivative transactions, neither Fund has invested a substantial portion of its assets in derivatives as part of its principal investments. The value of derivative securities is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices. The use of these transactions is a highly specialized activity that involves investment techniques and risks that are different from those of ordinary securities transactions. Derivative securities may be hard to sell at an advantageous price or time and are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile. If the subadvisor is wrong about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss. When using derivative instruments, there is a risk that a Fund will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract.


RISK MANAGEMENT TECHNIQUES

     Various techniques can be used to increase or decrease a Fund's exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices. These practices can be used in an attempt to adjust the risk and return characteristics of a Fund's portfolio of investments. For example, to gain exposure to a particular market, a Fund may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as "hedging." If the subadvisor of a Fund judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

REAL ESTATE INVESTMENT TRUSTS (REITS)

     The Funds may invest in REITs. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency.

FOREIGN SECURITIES

     Generally, foreign securities are issued by companies organized outside the U.S. and are traded in markets outside the U.S. These foreign securities can be subject to most, if not all, of the risks of foreign investing. For example, foreign investments may be more difficult to sell than U.S. investments. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. Some securities may be issued by companies organized outside the U.S. but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, ADRs and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the U.S. but are denominated in U.S. dollars. These securities are subject to some but not all of the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar denominated securities traded in U.S. securities markets. Many of the foreign securities in which the Funds invest are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Funds' assets. However, a Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar.

LENDING OF PORTFOLIO SECURITIES

     Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, NYLM or the subadvisor or its agent will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

TEMPORARY DEFENSIVE INVESTMENTS

     In times of unusual or adverse market conditions, for temporary defensive purposes or for liquidity purposes, each Fund may invest outside the scope of its principal investment strategies. Under such conditions, a Fund may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Fund will achieve its investment objective. Under such conditions, each Fund may invest without limit in money market securities and other investments.

PORTFOLIO TURNOVER

     Portfolio turnover measures the amount of trading a Fund does during the year. Due to their trading strategies, the Funds may experience a portfolio turnover rate of over 100%. The portfolio turnover rate for the Small Cap Opportunity Fund is found in the Financial Highlights section of this Proxy Statement/Prospectus. The portfolio turnover rate for the Small Cap Value Fund is found in its prospectus dated February 28, 2008. The use of certain investment strategies may generate increased portfolio turnover. Funds with high turnover rates (at or over 100%) often have higher transaction costs (which are paid by the Fund) and may generate short-term capital gains (on which you'll pay taxes, even if you don't sell any shares by year-end).

                                SHAREHOLDER GUIDE

     The following pages are intended to help you understand the costs associated with buying, holding and selling the Small Cap Opportunity Fund's shares. Except as discussed under "Comparison of Fees and Expenses" above, the costs of the Small Cap Opportunity Fund do not differ materially from those of the Small Cap Value Fund.

BEFORE YOU INVEST:

DECIDING WHICH MAINSTAY CLASS OF SHARES TO BUY

     This Proxy Statement/Prospectus offers Investor Class, Class A, Class B, Class C and Class I shares of the Small Cap Opportunity Fund. Each share class represents an interest in the same portfolio of securities, but each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending on how you wish to purchase shares of the Fund, the share classes available to you may vary.

     The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Important factors to consider include:

     - how much you plan to invest;

     - how long you plan to hold your shares;

     - total expenses associated with each class of shares; and

     - whether you qualify for any reduction or waiver of sales charge.

     As with any business, running a mutual fund involves costs. There are regular Fund operating costs, such as investment advisory fees, marketing and distribution expenses, and custodial, transfer agency, legal and accounting fees. These fund-wide operating costs are typically paid from the assets of the Small Cap Opportunity Fund, and thus, all investors in the Fund indirectly share the costs. These expenses for the Fund are presented earlier in this Proxy Statement/Prospectus in the table titled "Comparison of Fees and Expenses," under the heading "Annual Fund Operating Expenses." As the fee table shows, certain costs are borne equally by each share class. In cases where services or expenses are class-specific, the costs may be allocated differently among the share classes. Most significant among the class specific costs are:

     - Distribution and/or Service (12b-1) Fee -- named after the SEC rule that permits their payment, "12b-1 fees" are paid by a class of shares to the Funds' distributor, NYLIFE Distributors LLC (the "Distributor"), for distribution and/or shareholder services such as marketing and selling Fund shares, compensating brokers and others who sell Fund shares, advertising, printing and mailing of prospectuses, responding to shareholder inquiries, etc. NYLIM, MacKay Shields and the Distributor are affiliates.

     An important point to keep in mind about 12b-1 fees and shareholder service fees is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid.

     In addition to regular Fund operating costs, there are costs associated with an individual investor's transactions and account, such as the compensation paid to your financial advisor for helping you with your investment decisions. The Small Cap Opportunity Fund typically covers such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption. These charges and fees for the Fund are presented earlier in this Proxy Statement/Prospectus in the table under the heading "Comparison of Fees and Expenses." Such charges and fees include:

     - Initial Sales Charge -- also known as a "front-end sales load," refers to a charge that is deducted from your initial investment in Investor Class and Class A shares and is used to compensate the Distributor and/or your financial advisor for their efforts and assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the amount available to purchase Fund shares.

     - Contingent Deferred Sales Charge -- also known as a "CDSC" or "back-end sales load," refers to a sales load that is deducted from the proceeds when you redeem Fund shares (that is, sell shares back to the Fund). The amount of the CDSC that you pay will depend on how long you hold your shares and decreases to zero if you hold your shares long enough. Although you pay no sales charge at the time of your purchase, the Distributor typically pays your financial advisor a commission up-front. In part to compensate the Distributor for this expense over time, you will pay a higher ongoing 12b-1 fee. Over time, these fees may cost you more than paying an initial sales charge.

     Distribution and/or service (12b-1) fees, shareholder service fees, initial sales charges and contingent deferred sales charges are each discussed in more detail in this Shareholder Guide. The following table gives you a summary of the differences among share classes of the Small

Cap Opportunity Fund with respect to such fees and other important factors:

  SUMMARY OF IMPORTANT DIFFERENCES AMONG SHARE CLASSES -- SMALL CAP OPPORTUNITY
                                      FUND

                          INVESTOR
                            CLASS     CLASS A       CLASS B           CLASS C       CLASS I
                          --------   --------   ---------------   ---------------   -------
INITIAL SALES CHARGE...      Yes        Yes           None              None          None
CONTINGENT DEFERRED
  SALES CHARGE.........    None(1)    None(1)    Sliding scale     1% on sale of      None
                                                   during the     shares held for
                                                first six years     one year or
                                                     after              less
                                                    purchase
ONGOING DISTRIBUTION
  AND/OR SERVICE FEE...     0.25%      0.25%         0.75%             0.75%          None
                                                  distribution      distribution
                                                   and 0.25%         and 0.25%
                                                    service           service
                                                 (1.00% total)     (1.00% total)
SHAREHOLDER SERVICE
  FEE..................     None       None           None              None          None
REDEMPTION FEE.........     None       None           None              None          None
CONVERSION FEATURE.....      See        See           Yes               None          None
                          Below(2)   Below(2)
PURCHASE MAXIMUM(3)....     None       None         $100,000         $1,000,000       None


--------

  (1) Except on certain redemptions on purchases made without an initial sales charge.

  (2) Investor Class and Class A shares may be subject to automatic conversions. Please see "Investor Class Share Considerations" and "Class A Shares Considerations" for more information.

  (3) Per transaction. Does not apply to purchases by certain retirement plans.

     The following discussion is not intended to be investment advice or a recommendation because each investor's financial situation and considerations are different. This analysis can best be made by discussing your situation and the factors mentioned above with your financial advisor. Generally, however, Class A shares are more economical if you intend to invest larger amounts ($100,000 or more) and hold your shares long-term (more than six years). Class C shares may be more economical if you intend to hold your shares for a shorter term (six years or less). Class I shares are the most economical, regardless of amount invested or intended holding period, but are offered only to certain institutional investors or through certain financial intermediary accounts. For information regarding Fund classes with respect to the Reorganization, see the "Description of Fund Classes" in this Proxy Statement/Prospectus.

INVESTOR CLASS SHARE CONSIDERATIONS

     - Your Investor Class shares may convert automatically to Class A shares. Investor Class share balances are examined Fund-by-Fund on a quarterly basis. If at that time, the value of your Investor Class shares in any one Fund equals or exceeds $25,000, whether by shareholder action or change in market value, or if you have otherwise become eligible to invest in Class A shares, your Investor Class shares of that Fund will be automatically converted into Class A shares. Please note that you may not aggregate your holdings of Investor Class shares in multiple Funds or rely on a Right of Accumulation or Letter of Intent (each discussed below) in order to qualify for this conversion feature. To discuss ways to qualify for this automatic conversion, please contact your investment advisor/plan administrator or the Funds by calling toll-free 800-MAINSTAY (624-6782).

     - Please also note that if your account balance falls below $25,000, whether by shareholder action or change in market value, after conversion to Class A shares or you no longer qualify to hold Class A shares, your account may be converted back to Investor Class shares. Please see "Class A Share Considerations" for more details.

     - The conversion is based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed. The Funds expect all share conversions to be made on a tax-free basis. The Funds reserve the right to modify or eliminate the share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert proportionately with the shares that are converting.

     - When you invest in Investor Class shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see "Information on Sales Charges"). We also describe below how you may reduce or eliminate the initial sales charge (see "Sales Charge Reductions and Waivers on Investor Class Shares").

     - Since some of your investment goes to pay an up-front sales charge when you purchase Investor Class shares, you purchase fewer shares than you would with the same investment in other share classes. Nevertheless, you're usually better off purchasing Investor

       Class shares rather than Class B or Class C shares and paying an up-front sales charge if you:

       - plan to own the shares for an extended period of time, since the higher ongoing service and/or distribution (12b-1) fees on Class B and Class C shares may eventually exceed the cost of the up-front sales charge; or

       - qualify for a reduced or waived sales charge.

CLASS A SHARE CONSIDERATIONS

     - Generally, Class A shares have a minimum investment amount of $25,000 per Fund. Class A share balances are examined Fund-by-Fund on a semi-annual basis. If at that time, the value of your Class A shares in any one Fund is less than $25,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via MainStay's systematic withdrawal plan), whether by shareholder action or change in market value, or if you are otherwise no longer eligible to hold Class A shares, your Class A shares of that Fund will be converted automatically into Investor Class shares. Please note that you may not aggregate holdings of Class A shares in multiple Funds/Accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) in order to avoid this conversion feature.

     - The conversion is based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed. The Funds expect all share conversions to be made on a tax-free basis. The Funds reserve the right to modify or eliminate the share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert proportionately with the shares that are converting.

     - When you invest in Class A shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see "Information on Sales Charges"). We also describe below how you may reduce or eliminate the initial sales charge (see "Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares").

     - Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in other share classes. Nevertheless, you're usually better off purchasing Class A shares rather than Class B or Class C shares and paying an up-front sales charge if you:

       - plan to own the shares for an extended period of time, since the higher ongoing service and/or distribution (12b-1) fees on Class B and Class C shares may eventually exceed the cost of the up-front sales charge; or

       - qualify for a reduced or waived sales charge.

CLASS B SHARE CONSIDERATIONS

     - You pay no initial sales charge on an investment in Class B shares. However, you pay higher ongoing service and/or distribution fees. Over time these fees may cost you more than paying an initial sales charge on Investor Class or Class A shares. Consequently, it is important that you consider your investment goals and the length of time you intend to hold your shares when comparing your share class options.

     - Due to the availability of sales charge discounts for Investor Class and Class A shares, and the higher ongoing fees for Class B shares, Investor Class and Class A shares may be more economical than Class B shares if you, your spouse, and/or your children under the age of 21 intend to invest more than $50,000.

     - The more economical share class will depend on a variety of factors, including:

       - your personal situation (e.g., total amount available to invest, anticipated holding period for the shares to be purchased); and

       - external factors such as the type of fund(s) purchased (index fund, actively managed fixed income fund or actively managed equity fund), fund expenses and the actual performance of the fund(s) purchased.

     - You should consult with your financial advisor to assess your intended purchase in light of your particular circumstances.

     - The Fund will generally not accept a purchase order for Class B shares in the amount of $100,000 or more.

     - In most circumstances, you will pay a contingent deferred sales charge ("CDSC") if you sell Class B shares within six years of buying them (see "Information on Sales Charges"). There are exceptions, which are described in the SAIs.

     - Selling Class B shares during the period in which the CDSC applies can significantly diminish the overall return on an investment.

     - If you intend to hold your shares less than six years, Class C shares will generally be more economical than Class B shares of most Funds.

     - When you sell Class B shares, to minimize your sales charges, the Fund first redeems the shares that have no sales charges (appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

     - Class B shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter eight years after the date they were purchased. This reduces distribution and/or service fees from 1.00% to 0.25% of average daily net assets.

     - The conversion is based on the relevant NAV of the two classes, and no sales load or other charge is imposed. The Funds expect all share conversions to be made on a tax-free basis. The Funds reserve the right to modify or eliminate this share class conversion feature. When a conversion occurs, reinvested dividends and capital gains convert proportionately with the shares that are converting.

CLASS C SHARE CONSIDERATIONS

     - You pay no initial sales charge on an investment in Class C shares. However, you will pay higher ongoing service and/or distribution fees over the life of your investment.

     - In most circumstances, you will pay a 1% CDSC if you redeem shares held for one year or less.

     - When you sell your Class C shares, to minimize your sales charges, the Fund first redeems the appreciation of the original value of your shares, then fully aged shares, then any shares you received through reinvestment of dividends and capital gains and then shares you have held longest.

     - Unlike Class B shares, Class C shares will never convert to Investor Class or Class A shares. As a result, long-term Class C shareholders pay higher ongoing service and/or distribution fees over the life of their investment.

     - The Funds will generally not accept a purchase order for Class C shares in the amount of $1,000,000 or more.

CLASS I SHARE CONSIDERATIONS

     - You pay no initial sales charge or CDSC on an investment in Class I shares.

     - You do not pay any ongoing service or distribution fees.

     - You may buy Class I shares if you are an:

       - INSTITUTIONAL INVESTOR

          - certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through NYLIM Retirement Plan Services or NYLIFE Distributors LLC;

          - certain financial institutions, endowments, foundations or corporations with a service arrangement through NYLIFE Distributors LLC or its affiliates; or

          - purchases through a program sponsored by a financial intermediary firm (such as a broker-dealer, investment adviser or financial institution) with a contractual arrangement with NYLIFE Distributors LLC.

       - INDIVIDUAL INVESTOR -- who is initially investing at least $5 million in any single MainStay Fund.

       - EXISTING CLASS I SHAREHOLDER

     For more information on eligible investors for Class I shares, see the Fund's SAI.

INFORMATION ON SALES CHARGES

INVESTOR CLASS SHARES AND CLASS A SHARES

     The initial sales charge you pay when you buy Investor Class shares or Class A shares differs depending upon the amount you invest, as indicated in the following table. The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under "Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares." Any applicable sales charge will be deducted directly from your investment. All or a portion of the sales charge may be retained by the Distributor or allocated to your dealer/financial advisor as a concession.

                      SALES CHARGES(1) AS A TYPICAL DEALER
                            PERCENTAGE OF CONCESSION
                             OFFERING NET AS A % OF

                             SALES CHARGES(1) AS PERCENTAGE
                                           OF                    TYPICAL DEALER
                            --------------------------------   CONCESSION AS A %
PURCHASE AMOUNT             OFFERING PRICE    NET INVESTMENT   OF OFFERING PRICE
---------------             --------------    --------------   -----------------
Less than $50,000........        5.50%             5.82%              4.75%
$50,000 to $99,999.......        4.50%             4.71%              4.00%
$100,000 to $249,999.....        3.50%             3.63%              3.00%
$250,000 to $499,999.....        2.50%             2.56%              2.00%
$500,000 to $999,999.....        2.00%             2.04%              1.75%
$1,000,000 or more(2)....        None              None               None


--------

  (1) The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

  (2) No sales charge applies on investments of $1 million or more, but a CDSC of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase. The Fund's Distributor may pay a commission to dealers on these purchases from its own resources.

CLASS B SHARES

     Class B shares are sold without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a CDSC will be deducted from the redemption proceeds, except under circumstances described in the SAIs. Additionally, Class B shares have higher ongoing service and/or distribution fees and, over time, these fees may cost you more than paying an initial sales charge. The Class B CDSC and the higher ongoing service and/or distribution fees are paid to compensate the Distributor for its expenses in connection with the sale of Class B shares. The amount of the CDSC will depend on the number of years you have held the shares that you are redeeming, according to the following schedule:

                              CONTINGENT DEFERRED SALES CHARGE (CDSC) AS A
                              FOR SHARES SOLD IN THE: % OF AMOUNT REDEEMED
FOR SHARES SOLD IN THE:                     SUBJECT TO CHARGE
-----------------------       --------------------------------------------
First year..................                      5.00%
Second year.................                      4.00%
Third year..................                      3.00%
Fourth year.................                      2.00%
Fifth year..................                      2.00%
Sixth year..................                      1.00%
Thereafter..................                      None


     There are exceptions, which are described in the applicable SAI.

CLASS C SHARES

     Class C shares are sold without an initial sales charge. However, if Class C shares are redeemed within one year of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described in each Fund's SAI. Additionally, Class C shares have higher ongoing service and/or distribution fees, and over time, these fees may cost you more than paying an initial sales charge. The Class C CDSC and the higher ongoing service and/or distribution fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C shares.

COMPUTING CONTINGENT DEFERRED SALES CHARGE ON CLASS B AND CLASS C

     A CDSC may be imposed on redemptions of Class B and Class C shares of a Fund, at the rate previously described, at the time of any redemption by a shareholder that reduces the current value of the shareholder's Class B or Class C account in the Fund to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class B shares in the Fund during the preceding six years or Class C shares in the Fund for the preceding year.

     However, no such charge will be imposed to the extent that the net asset value of the Class B or Class C shares redeemed does not exceed:

     - the current aggregate net asset value of Class B or Class C shares of the Fund purchased more than six years prior to the redemption for Class B shares or more than one year prior to the redemption for Class C shares; plus

     - the current aggregate net asset value of Class B or Class C shares of the Fund purchased through reinvestment of dividends or distributions; plus

     - increases in the net asset value of the investor's Class B shares of the Fund above the total amount of payments for the purchase of Class B shares of the Fund made during the preceding six years for Class B shares or one year for Class C shares.

     There are exceptions, which are described in the SAIs.

SALES CHARGE REDUCTIONS AND WAIVERS ON INVESTOR CLASS SHARES AND CLASS A SHARES

Reducing the Initial Sales Charge on Investor Class Shares and Class A Shares

     You may be eligible to buy Investor Class and Class A shares of the Small Cap Opportunity Fund at one of the reduced sales charge rates shown in the table above through a Right of Accumulation or a Letter of Intent, as described below. You may also be eligible for a waiver of the initial sales charge as set forth below. The Fund reserves the right to modify or eliminate these programs at any time. However, please note the Right of Accumulation or Letter of Intent may only be used to reduce sales charges and may not be used to satisfy investment minimums or to avoid the automatic conversion feature of Investor Class or Class A shares.

RIGHT OF ACCUMULATION

     A Right of Accumulation allows you to reduce the initial sales charge, as shown in the table above, by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Investor Class, Class A, Class B or Class C shares of most MainStay Funds. You may not include investments of previously non-commissioned shares in the MainStay Cash Reserves Fund, MainStay Money Market Fund, or MainStay Principal Preservation Fund (which are offered in a separate prospectus), investments in Class I shares, or your interests in any MainStay Fund held through a 401(k) plan or other employee benefit plan.

     For example, if you currently own $45,000 worth of Class C shares of a MainStay Fund, your spouse owns $50,000 worth of Class B shares of another MainStay Fund, and you wish to invest $10,000 in a MainStay Fund, using your Right of Accumulation you can invest that $10,000 in Investor Class or Class A shares (if eligible) and pay the reduced sales charge rate normally applicable to a $105,000 investment.

     For more information, see "Purchase, Redemption, Exchanges and Repurchase -- Reduced Sales Charges" in the Small Cap Opportunity Fund's SAI.

LETTER OF INTENT

     Where the Right of Accumulation allows you to use prior investments to reach a reduced initial sales charge, a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse, or children under age 21 intend to make in the near future. A Letter of Intent is a written statement to the Distributor of your intention to purchase Investor Class, Class A, Class B, or Class C shares of one or more MainStay Funds (excluding the MainStay Cash Reserves Fund, MainStay Money Market Fund, or MainStay Principal Preservation Fund not previously invested in another
Fund) over a 24-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Investor Class or Class A shares (if eligible) of the Funds purchased during that period. You can include purchases made up to 90 days before the date of the Letter of Intent. You can also apply a Right of Accumulation to these purchases.

     Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not meet your intended purchase goal, however, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Funds' Transfer Agent for this purpose. For more information, see "Purchase, Redemption, Exchanges and Repurchase -- Letter of Intent" in the Small Cap Opportunity Fund's SAI.

YOUR RESPONSIBILITY

     To receive the reduced sales charge, you must inform the Funds' Distributor of your eligibility and holdings at the time of your purchase if you are buying shares directly from the Small Cap Opportunity Fund. If you are buying shares through a financial intermediary firm, you must tell your financial advisor of your eligibility for Right of Accumulation or a Letter of Intent at the time of your purchase.

     To combine shares of eligible MainStay Funds held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Distributor or your financial advisor a copy of each account statement showing your current holdings of each eligible MainStay Fund, including statements for accounts held by you, your spouse, or your minor children, as described above. The Distributor or intermediary through which you are buying shares will combine the value of all your eligible MainStay Fund holdings based on the current net asset value per share to determine what Investor Class or Class A sales charge rate you may qualify for on your current purchase. IF YOU DO NOT INFORM THE DISTRIBUTOR OR YOUR FINANCIAL ADVISOR OF ALL OF THE HOLDINGS OR PLANNED PURCHASES THAT MAKE YOU ELIGIBLE FOR A SALES CHARGE REDUCTION OR DO NOT PROVIDE REQUESTED DOCUMENTATION, YOU MAY NOT RECEIVE A DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED.

     More information on Investor Class and Class A share sales charge discounts is available in the Small Cap Opportunity Fund's SAI (see "Purchase, Redemption, Exchanges and Repurchase") or on the internet at www.mainstayfunds.com (under the "Shareholder Services" tab).

     "Spouse" with respect to Right of Accumulation and Letter of Intent is defined as the person to whom you are legally married. We also consider your spouse to include the following: i) an individual of the same gender with whom you have been joined in a civil union, or legal contract similar to marriage;
ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide for the personal or financial welfare of the other without a fee; or iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Group Retirement Plan Purchases

     You will not pay an initial sales charge if you purchase Investor Class shares or Class A shares through a group retirement or other benefit plan (other than non- ERISA 403(b)(7) plans and IRA plans) that meets certain criteria, including:

     - 50 or more participants; or

     - an aggregate investment in shares of any class of the MainStay Funds of $1,000,000 or more; or

     - holds either Investor Class or Class A and Class B shares as a result of the Class B share conversion feature.

     However, Investor Class shares or Class A shares purchased through a group retirement or other benefit plan (other than non-ERISA 403(b)(7) plans and IRA plans) will be subject to a contingent deferred sales charge upon redemption. If your plan currently holds Class B shares, please consult your recordkeeper or other plan administrative service provider concerning their ability to maintain shares in two different classes.

Purchases Through Financial Services Firms

     You may be eligible for elimination of the initial sales charge if you purchase shares through a financial services firm (such as a broker-dealer, investment advisor or financial institution) that has a contractual arrangement with the Distributor. The Small Cap Opportunity Fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the Fund and will be priced at the next computed NAV. Financial services firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts and exchange privileges. Please read their program materials for any special provisions or additional service features that may apply to investing in the Small Cap Opportunity Fund through these firms.

529 Plans

     When shares of the Small Cap Opportunity Fund are sold to a qualified tuition program operating under Section 529 of the Internal Revenue Code, such a program may purchase Investor Class shares or Class A shares without an initial sales load.

Other Waivers

     There are other categories of purchasers who do not pay initial sales charges on Class A shares, such as personnel of the Funds and of New York Life Insurance Company ("New York Life") and its affiliates or shareholders who owned shares of the Service Class of any MainStay Fund as of December 31, 2003. These categories are described in the Small Cap Opportunity Fund's SAI.

Contingent Deferred Sales Charge on Certain Investor Class and Class A Share Redemptions

     If your initial sales charge is eliminated, we may impose a CDSC of 1% if you redeem or exchange your shares within one year. The Funds' Distributor may pay a commission to dealers on these purchases from its own resources.

     For more information about these considerations, call your financial advisor or the Small Cap Opportunity Fund's transfer agent, NYLIM Service Company LLC ("MainStay Investments"), an affiliate of New York Life Investment Management LLC, toll-free at 800-MAINSTAY (624-6782), and read the information under "Purchase, Redemption, Exchanges and Repurchase" in the Small Cap Opportunity Fund's SAI.

INFORMATION ON FEES

Rule 12b-1 Plans

     The Small Cap Opportunity Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for certain classes of shares pursuant to which service and/or distribution fees are paid to the Distributor. The Investor Class and Class A 12b-1 plans typically provide for payment for distribution or service activities of up to 0.25% of the average annual net assets of Investor Class or Class A shares of the Fund, respectively. The Class B and Class C 12b-1 plans each provide for payment of both distribution and service activities of up to 1.00% of the average annual net assets of Class B and C shares of the Fund, respectively. The distribution fee is intended to pay the Distributor for distribution services, which include any activity or expense primarily intended to result in the sale of Fund shares. The service fee is paid to the Distributor for providing shareholders with personal services and maintaining shareholder accounts. The portion of the 12b-1 fee dedicated to service activities is in addition to the 0.10% of annual net assets paid from the Plan, with regard to certain classes. The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Small Cap Opportunity Fund and may cost more than other types of sales charges.

Small Account Fee

     The Small Cap Opportunity Fund may have a relatively large number of shareholders with small account balances. Small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Small Cap Opportunity Fund has implemented a small account fee. Each shareholder with an account balance of less than $1,000 will be charged an annual per account fee of $20 (assessed semi-annually). The fee may be deducted directly from your fund balance. This small account fee will not apply to certain types of accounts including:

     - Class A share accounts, retirement plan services bundled accounts and investment-only retirement accounts;

     - accounts with active AutoInvest plans or systematic investment programs where the Fund deducts directly from the client's checking or savings account;


     - NYLIM SIMPLE IRA Plan Accounts and SEP IRA Accounts that have been funded/established for less than 1 year;


     - accounts serviced by unaffiliated broker/dealers or third party administrators (other than NYLIM SIMPLE IRA Plan Accounts); and

     - certain Investor Class accounts where the small account balance is due solely to the conversion from Class B shares.

     This small account fee will be deducted on or about March 1st and September 1st of each year. The Small Cap Opportunity Fund may, from time to time, consider and implement additional measures to increase average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact the Fund by calling toll-free 800-MAINSTAY (624-6782) for more information.

COMPENSATION TO DEALERS

     Financial intermediary firms and their associated financial advisors are paid in different ways for the services they provide to the Small Cap Opportunity Fund and its shareholders. Such compensation varies depending upon the Fund sold, the amount invested, the share class purchased, the amount of time that shares are held, and/or the services provided.

     - The Distributor pays sales concessions to dealers, as described in the tables under "Information on Sales Charges" above, on the purchase price of Investor Class or Class A shares sold subject to a sales charge. The Distributor retains the difference between the sales charge that you pay and the portion that is paid to dealers as a sales concession.

     - The Distributor or an affiliate, from its own resources, pays a sales concession of up to 1.00% on the purchase price of Investor Class or Class A shares, sold at net asset value, to dealers at the time of sale.

     - From its own resources, the Distributor pays a sales concession of 4.00% on purchases of Class B shares to dealers at the time of sale.

     - The Distributor pays a sales concession of 1.00% on purchases of Class C shares to dealers from its own resources at the time of sale.

     - The Distributor pays, pursuant to a 12b-1 plan, distribution-related and other service fees to qualified dealers for providing certain shareholder services.

     - In addition to the payments described above, the Distributor or an affiliate, from its own resources, may pay other significant amounts to certain financial intermediary firms, including an affiliated broker-dealer, in connection with the sale of any class of Small Cap Opportunity Fund shares and/or shareholder or account servicing arrangements. These sales and/or servicing fee arrangements vary and may amount to payments of up to 0.40% on new sales and/or up to 0.20% annually on assets held.

     - The Distributor may pay a finder's fee or other compensation to third parties in connection with the sale of Small Cap Opportunity Fund shares and/or shareholder or account servicing arrangements.

     - The Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisors.

     - The Distributor or an affiliate may also make payments for recordkeeping and other administrative services to financial intermediaries that sell Small Cap Opportunity Fund shares.

     - Wholesale representatives of the Distributor visit brokerage firms on a regular basis to educate financial advisors about the Small Cap Opportunity Fund and to encourage the sale of the Fund's shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

     Although the Small Cap Opportunity Fund may use financial firms that sell the Fund's shares to make transactions for a Fund's portfolio, the Small Cap Opportunity Fund and NYLIM do not consider the sale of Small Cap Opportunity Fund shares as a factor when choosing financial firms to effect those transactions.

     Payments made from the Distributor's or an affiliate's own resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisors may have financial incentives for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of fund shares.

     For more information regarding any of the types of compensation described above, see the Small Cap Opportunity Fund's SAI or consult with your financial intermediary firm or financial advisor. YOU SHOULD REVIEW CAREFULLY ANY DISCLOSURE BY YOUR FINANCIAL INTERMEDIARY FIRM AS TO COMPENSATION RECEIVED BY THAT FIRM AND/OR YOUR FINANCIAL ADVISOR.

BUYING, SELLING AND EXCHANGING MAINSTAY FUND SHARES

     This section discusses how you buy, sell or exchange your shares in one class for another for the Small Cap Opportunity Fund. The policies and procedures for the Small Cap Value Fund are not substantially different.

HOW TO OPEN YOUR ACCOUNT WITH MAINSTAY INVESTMENTS

Investor Class, Class A, B or C Shares


     Return your completed MainStay Funds application in good order with a check payable to the MainStay Funds for the amount of your investment to your financial advisor or directly to MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401. Good order means all the necessary information, signatures and documentation have been fully completed. If you place your order by phone, MainStay Investments must receive your completed application and check in good order within three business days. Please note that if you select Class A shares on your application and you are not eligible to invest in Class A shares, we will treat your application as being in good order but will invest you in Investor Class shares of the same Fund. Similarly, if you select Investor Class shares and you are eligible to invest in Class A shares we will treat your application as being in good order but will invest you in Class A shares of the same Fund.


Class I

     If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I shares of the Small Cap Opportunity Fund.

     If you are investing through a financial intermediary firm, the firm will assist you with opening an account. Your financial advisor may place your order by phone. MainStay Investments must receive your completed application and check in good order within three business days.

All Classes

     You buy shares at net asset value ("NAV") (plus, for Investor Class and Class A shares, any applicable sales charge). NAV is generally calculated as of the close of regular trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (the "Exchange") every day the Exchange is open. When you buy shares, you must pay the NAV next calculated after MainStay Investments receives your order in good order. Alternatively, MainStay Funds has arrangements with certain financial intermediary firms such that purchase orders through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a Fund's NAV next computed after receipt in good order by these entities. Such financial intermediary firms are responsible for timely transmitting the purchase order to the Funds.

     When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account.

     To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Small Cap Opportunity Fund, or your financial advisor on its behalf, must obtain the following information for each person who opens a new account:

- Name;

- Date of birth (for individuals);

- Residential or business street address (although post office boxes are still permitted for mailing); and

- Social security number, taxpayer identification number, or other identifying number.

     You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

     FEDERAL LAW PROHIBITS THE SMALL CAP OPPORTUNITY FUND AND OTHER FINANCIAL INSTITUTIONS FROM OPENING A NEW ACCOUNT UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE.

     After an account is opened, the Small Cap Opportunity Fund may restrict your ability to purchase additional shares until your identity is verified. The Small Cap Opportunity Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

INVESTMENT MINIMUMS AND ELIGIBILITY REQUIREMENTS

     The following minimums apply if you are investing in the Small Cap Opportunity Fund. A minimum initial investment amount may be waived for purchases by the Board, Directors and employees of New York Life and its affiliates and subsidiaries. The Fund may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at its discretion. Please see the Small Cap Opportunity Fund's SAIs for additional information.

Investor Class Shares

     The following minimums apply if you are investing in Investor Class shares of the Fund:

     - $1,000 for initial and $50 for subsequent purchases of Small Cap Opportunity Fund, or

     - if through AutoInvest, a monthly systematic investment plan: $500 for initial and $50 minimum for subsequent purchases OR no initial and $100 subsequent monthly purchases.

     Additionally, certain types of retirement plan accounts, including SIMPLE IRA Plan accounts (beginning on or about May 1, 2008), may only be eligible to hold Investor Class shares. Please contact your investment advisor/plan administrator or the Funds by calling toll-free 800-MAINSTAY (624-6782) for more information.

     Please note that your Investor Class shares may be converted into Class A shares automatically. See "Investor Class Share Considerations" for more details.

Class A Shares

     The following minimum applies if you are investing in Class A shares directly or through 403(b) plan accounts:

     - $25,000 minimum initial investment with no minimum subsequent purchase amount requirement for Small Cap Opportunity Fund.

     - Effective September 15, 2008, $15,000 minimum initial investment with no minimum subsequent purchase amount for investors that, in the aggregate, have assets of $100,000 or more invested in any share classes of any of the MainStay Funds. To qualify for this investment minimum, all aggregated accounts must be tax reportable under the same tax identification number. You may not aggregate your holdings with the holdings of any other person or entity to qualify for this investment minimum. Please note that accounts held through broker/dealers or other types of institutions may not be aggregated to qualify for this investment minimum. We will only aggregate those accounts held directly with the Funds. Please contact your investment advisor or the Fund by calling 800-MAINSTAY (624-6782) for more information.

     Additionally, please note that if you qualify for this exception, you must also maintain the aggregate assets of $100,000 or more invested in any share classes of any of the MainStay Funds and an account balance at or above $15,000 per Fund to avoid having your account automatically convert into Investor Class shares.

     Broker/dealers (and their affiliates) or certain service providers with customer accounts that primarily trade on an omnibus level or through National Securities Clearing Corporation's Fund/SERV network (Levels 1-3 only), certain retirement plan accounts, including investment-only plan accounts, board members, Directors and employees of New York Life and its affiliates and subsidiaries and employees of the Fund's subadvisors are not subject to the minimum investment requirement for Class A shares. Please contact your investment advisor/plan administrator or the Funds by calling toll-free 800-MAINSTAY (624-6782) for more information.

     Please note that your Class A shares may be converted into Investor Class shares automatically. Please see "Class A Share Considerations" for more details.

Class B and C Shares

     The following minimums apply if you are investing in Class B or C shares of the Fund:

     - $1,000 for initial and $50 for subsequent purchases of Small Cap Opportunity Fund, or

     - if through AutoInvest, a monthly systematic investment plan: $500 for initial and $50 minimum for subsequent purchases OR no initial and $100 subsequent monthly purchases.

Class I Shares

     The following minimums apply if you are investing in Class I shares of the
Fund:

     - Individual Investors -- $5 million for initial purchases of Small Cap Opportunity Fund and no minimum subsequent purchase amount, and

     - Institutional Investors -- no minimum initial or subsequent purchase amounts.

BUYING AND SELLING MAINSTAY SHARES

OPENING YOUR ACCOUNT -- INDIVIDUAL SHAREHOLDERS

                        HOW                       DETAILS
             -------------------------   -------------------------
BY WIRE:     You or your registered      The wire must include:
             representative should
             call MainStay Investments   - name(s) of investor(s);
             toll-free at 800-MAINSTAY
             (624-6782) to obtain an
             account number and wiring   - your account number;
             instructions. Wire the        and
             purchase amount to:
                                         - Fund Name and Class of
             State Street Bank & Trust     shares.
             Company
                                         Your bank may charge a
             - ABA #011-0000-28          fee for the wire
                                         transfer.
             - MainStay Funds
               (DDA #99029415)

             - Attn: Custody and
               Shareholder Services

             To buy shares the same
             day, MainStay Investments
             must receive your wired
             money by 4:00 pm eastern
             time.

BY PHONE:    Have your investment        - MainStay Investments
             professional call             must receive your
             MainStay Investments          application and check,
             toll-free at 800-MAINSTAY     payable to MainStay
             (624-6782) between 8:00       Funds, in good order
             am and 6:00 pm Eastern        within three business
             time any day the New York     days. If not, MainStay
             Stock Exchange is open.       Investments can cancel
             Call before 4:00 pm to        your order and hold you
             buy shares at the current     liable for costs
             day's NAV.                    incurred in placing it.

                                         Be sure to write on your
                                         check:

                                         - name(s) of investor(s).

                                         - your account number;
                                           and

                                         - Fund name and Class of
                                           shares.

BY MAIL:     Return your completed       Make your check payable
             MainStay Funds              to MainStay Funds.
             Application with a check
             for the amount of your      - $1,000 minimum for
             investment to:                Investor Class, Class B
             MainStay Funds                and Class C shares.
             P.O. Box 8401
             Boston, MA 02266-8401       - $25,000 minimum for
                                           Class A shares.

                                         - $5 million for Class I
                                           shares.

                        HOW                       DETAILS
             -------------------------   -------------------------


             Send overnight orders to:
             MainStay Funds              Be sure to write on your
             c/o Boston Financial Data   check:
             Services
             30 Dan Road                 - name(s) of investor(s);
             Canton,                       and
             MA 02021-2809
                                         - Fund name and Class of
                                           shares.

BY WIRE:     Wire the purchase amount    The wire must include:
             to:

             State Street Bank & Trust
             Company.                    - name(s) of investor(s);

             - ABA #011-0000-28          - your account number;
                                           and

             - MainStay Funds (DDA       - Fund Name and Class of
               #99029415)                  shares.

             - Attn:  Custody and        Your bank may charge a
               Shareholder Services.     fee for the wire
                                         transfer.

             To buy shares the same
             day, MainStay Investments
             must receive your wired
             money by 4:00 pm eastern
             time.

ELECTRONI-   Call MainStay Investments   Eligible investors can
  CALLY:     toll-free at 800-MAINSTAY   purchase shares by using
                                         electronic
             (624-6782) between 8:00     debits  from a designated
             am and 6:00 pm Eastern      bank account.
             time any day the New York
             Stock Exchange is open to   - The maximum ACH
             make an ACH purchase;         purchase amount is
             call before 4:00 pm to        $100,000.
             buy shares at the current
             day's NAV; or
             Visit us at
             mainstayinvestments.com.

BY MAIL:     Address your order to:      Make your check payable
             MainStay Funds              to MainStay Funds.
             P.O. Box 8401
             Boston,                     - $50 minimum (for
             MA 02266-8401                 Investor Class, Class B
                                           and C shares).
             Send overnight orders to:
             MainStay Funds              Be sure to write on your
             c/o Boston Financial Data   check:
             Services
             30 Dan Road                 - name(s) of investor(s);
             Canton,                     - your account number;
             MA 02021-2809                 and
                                         - Fund name and Class of
                                           shares.



SELLING SHARES -- INDIVIDUAL SHAREHOLDERS

                        HOW                       DETAILS
             -------------------------   -------------------------
BY                                       - You may sell (redeem)
  CONTACT-                                 your shares through
  ING YOUR                                 your financial advisor
  FINANCIAL                                or by any of the
  ADVISOR:                                 methods described
                                           below.

                        HOW                       DETAILS
             -------------------------   -------------------------
BY PHONE:    TO RECEIVE PROCEEDS BY      - MainStay Investments
             CHECK:                        will only send checks
                                           to the account owner at
             Call MainStay Investments     the owner's address of
             toll-free at 800-MAINSTAY     record and generally
             (624-6782) between 8:00       will not send checks to
             am and 6:00 pm Eastern        addresses on record for
             time any day the New York     30 days or less.
             Stock Exchange is open.
             Call before 4:00 pm         - The maximum order
             Eastern time to sell          MainStay Investments
             shares at the current         can process by phone is
             day's NAV.                    $100,000.

             TO RECEIVE PROCEEDS BY      - Generally, after
             WIRE:                         receiving your sell
                                           order by phone,
             Call MainStay Investments     MainStay Investments
             toll-free at 800-MAINSTAY     will send the proceeds
             (624-6782) between 8:00       by bank wire to your
             am and 6:00 pm eastern        designated bank account
             time any day the New York     the next business day,
             Stock Exchange is open.       although it may take up
             Eligible investors may        to seven days to do so.
             sell shares and have          Your bank may charge
             proceeds electronically       you a fee to receive
             credited to a designated      the wire transfer.
             bank account.
                                         - MainStay Investments
                                           must have your bank
                                           account information on
                                           file.

                                         - There is an $11 fee for
                                           wire redemptions.

                                         - MainStay Investments
                                           does not charge a fee
                                           for wire redemptions of
                                           Class I shares.

                                         - The minimum wire
                                           transfer amount is
                                           $1,000.

             TO RECEIVE PROCEEDS         - MainStay Investments
             ELECTRONICALLY BY ACH:        must have your bank
                                           account information on
             Call MainStay Investments     file.
             toll-free at 800-MAINSTAY
             (624-6782) between 8:00     - Proceeds may take 2-3
             am and 6:00 pm astern         days to reach your bank
             time any day banks and        account.
             the New York Stock
             Exchange are open.          - There is no fee from
             Visit us at                   MainStay Investments
             www.mainstayfunds.com         for this transaction.

                                         - The maximum ACH
                                           transfer amount is
                                           $100,000.

                        HOW                       DETAILS
             -------------------------   -------------------------

BY MAIL:     Address your order to:      Write a letter of
             MainStay Funds              instruction that
             P.O. Box 8401               includes:
             Boston,
             MA 02266-8401               - your name(s) and
                                           signature(s);
             Send overnight orders to:
             MainStay Funds              - your account number;
             c/o Boston Financial Data
             Services                    - Fund name and Class of
             30 Dan Road                   shares; and
             Canton,
             MA 02021-2809               - dollar or share amount
                                           you want to sell.

                                         Obtain a MEDALLION
                                         SIGNATURE GUARANTEE or
                                         other documentation, as
                                         required.

                                         There is a $15 fee for
                                         Class A shares ($25 for
                                         Investor Class, Class B
                                         and Class C shares for
                                         checks mailed to you via
                                         overnight service.


GENERAL POLICIES

     The following are MainStay Investments' general policies regarding the purchase and sale of Fund shares. Certain retirement plans and/or financial intermediaries may adopt different policies. Consult your plan or account documents for the policies applicable to you.


     When you buy and sell shares directly from the Fund, you will receive confirmation statements that describe your transaction. You should review the information on the confirmation statements carefully. If you notice an error, you should call MainStay Investments immediately. If you fail to notify MainStay Investments within one year of the transaction, you may be required to bear the costs of correction.


Buying Shares

- All investments must be in U.S. dollars with funds drawn on a U.S. bank. We will not accept any payment in the following forms: travelers checks, personal money orders, credit card convenience checks, cash or starter checks.

- MainStay Investments does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time.

- If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees the Fund incurs as a result. Your account will be charged a $20 fee for each returned check or ACH purchase. In addition, the Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

- The Fund may, in its discretion, reject, restrict or cancel, in whole or in part, without prior notice, any order for the purchase of shares.

- To limit the Fund's expenses, we no longer issue share certificates.

Selling Shares

- If you have share certificates, you must return them with a written redemption request.

- Your shares will be sold at the next NAV calculated after MainStay Investments receives your request in good order. MainStay Investments will make the payment within seven days after receiving your request in good order.

- If you buy shares by check or by ACH purchase and quickly decide to sell them, the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

- When you sell Class B or Class C shares, or Investor Class or Class A shares when applicable, the Fund will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.

- There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.

- Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as MainStay Investments takes reasonable measures to verify the order.

- Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions for losses, however, may be denied.

- MainStay Investments requires a written order to sell shares if an account has submitted a change of address during the previous 30 days, unless the proceeds of the sell order are directed to your bank account on file with the Funds.

- MainStay Investments requires a written order to sell shares and a Medallion Signature Guarantee if:


  -- MainStay Investments does not have on file required bank information to wire funds;

  -- the proceeds from the sale will exceed $100,000;



  -- the proceeds of the sale are to be sent to an address other than the address of record; or



  -- the proceeds are to be payable to someone other than the account holder(s).


- In the interest of all shareholders, the Fund reserves the right to:


  -- change or discontinue its exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;



  -- change or discontinue the systematic withdrawal plan upon notice to shareholders;



  -- close accounts with balances less than $100 invested in Investor Class shares or $500 invested in Class B or C shares (by redeeming all shares held and sending proceeds to the address of record); and/or



  -- change the minimum investment amounts.


- There is no fee for wire redemptions of Class I shares.


     Convenient, yes...but not risk-free. Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that the Fund will not be liable for following phone instructions that it reasonably believes are genuine. When using the MainStay Audio response system or the internet, you bear the risk of any loss from your errors unless the Fund or MainStay Investments fails to use established safeguards for your protection. These safeguards are among those currently in place at MainStay Funds:



     - all phone calls with service representatives are tape recorded; and



     - written confirmation of every transaction is sent to you address of record.



     MainStay Investments and the Fund reserve the right to shut down the MainStay Audio Response System or the system might shut itself down due to problems.


Additional Information

     The policies and fees described in this Prospectus govern transactions with the MainStay Funds. If you invest through a third party -- bank, broker, 401(k), financial advisor or financial supermarket -- there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the net yield to investors who purchase through financial intermediaries may be less than the net yield earned by investors who invest in a Fund directly. Consult a representative of your plan or financial institution if in doubt.

     From time to time any of the Funds may close and reopen to new investors or new share purchases at its discretion. Due to the nature of their portfolio investments, certain Funds may be more likely to close and reopen than others. If a Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the Fund, your account will be closed and you will not be able to make any additional investments in the Fund. If a Fund is closed to new investors, you may not exchange shares of other MainStay Funds for shares of that Fund unless you are already a shareholder of such Fund.

Medallion Signature Guarantees

     A Medallion Signature Guarantee helps protect against fraud. To protect your account, the Fund and MainStay Investments from fraud, Medallion Signature Guarantees are required to enable MainStay Investments to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees are also required for redemptions of $100,000 or more from an account, and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP), or the New York Stock Exchange Medallion Signature Program
(MSP). Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.

     Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Shareholders may contact MainStay Investments toll-free at 800-MAINSTAY (624-
6782) for further details.

Investing for Retirement

     You can purchase shares of any of the MainStay Funds for retirement plans providing tax-deferred investments for individuals and institutions. You can use MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

     Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts (CESA) (previously named Education IRA) as well as SEP and SIMPLE IRA plans and for 403(b)(7) TSA Custodial Accounts. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

     Not all MainStay Funds are available for all types of retirement plans or through all distribution channels. Please contact the Funds at 800-MAINSTAY (624-6782) for further details.

Purchases-In-Kind

     You may purchase shares of the Fund by transferring securities to the Fund in exchange for Fund shares ("in kind purchase"). In kind purchases may be made only upon the Fund's approval and determination that the securities are acceptable investments for the Fund, and are purchased consistent with the Fund's procedures relating to in kind purchases.

Redemptions-In-Kind

     The Fund reserves the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the Fund's portfolio, in accordance with the 1940 Act and rules and interpretations of the SEC thereunder.

     The Reinvestment Privilege May Help You Avoid Sales Charges


     Reinvestment won't relieve you of any tax consequences on gains realized from a sale. The deductions for losses may however be denied and, in some cases, sales charges may not be taken into account in commuting gains or losses if the reinvestment privilege is exercised.



     When you sell shares, you have the right -- for 90 days -- to reinvest any or all of the money in the same account and class of shares without paying another sales charge (so long as (1) those shares haven't been reinvested once already and (2) your account is not subject to a 60-day block as described in "Excessive Purchases and Redemptions or Exchanges." If you paid a sales charge when you redeemed, you'll receive a pro rata credit for reinvesting in the same account and class of shares.


Shareholder Services

Automatic Services

     Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application by accessing your shareholder account on the internet at mainstayinvestments.com, contacting your financial advisor for instructions, or by calling MainStay Investments toll-free at 800-MAINSTAY (624-6782) for a form.

Systematic Investing -- Individual Shareholders Only

     MainStay offers four automatic investment plans:

1. AutoInvest

If you obtain authorization from your bank, you can automatically debit your designated bank account to:

- make regularly scheduled investments; and/or

- purchase shares whenever you choose.

2. Dividend reinvestment

Automatically reinvest dividends and distributions from one MainStay Fund into the same Fund or the same Class of any other MainStay Fund. Accounts established with dividend reinvestment must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class.

3. Payroll deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

4. Systematic exchange

Automatically reinvest a share or dollar amount from one MainStay Fund into any other MainStay Fund. Funds established with a systematic exchange must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class. Please see "Exchanging Shares Among MainStay Funds" for more information.

Systematic Withdrawal Plan -- Individual Shareholders Only

     Withdrawals must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B and C shares at the time of the initial request and shares must not be in certificate form. The above minimums are waived for IRA and 403(b)(7) accounts where the systematic withdrawal represents required minimum distributions. The Funds will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

Exchanging Shares Among MainStay Funds


     Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax advisor on the consequences.

     You exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another (investment minimums and other eligibility requirements will apply). When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge. Generally, you may not exchange shares between classes. However, you may exchange between Class A and Investor Class shares of the same or any other MainStay Fund (investment minimums and other eligibility requirements will apply). If you choose to sell Class B or Class C shares and then separately buy Investor Class or Class A shares, you may have to pay a deferred sales charge on the Class B or Class C shares, as well as pay an initial sales charge on the purchase of Investor Class or Class A shares.


     MainStay Investments tries to make investing easy by offering a variety of programs to buy, sell and exchange Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.


     You also may exchange shares of a MainStay Fund for shares of an identical class, if offered, of any series of certain other open-end investment companies sponsored, advised, or administered by NYLIM or any affiliate thereof, which are offered in separate prospectuses, including:

- MainStay 130/30 Core Fund       -   MainStay Institutional Bond
-   MainStay 130/30 Growth Fund       Fund
-   MainStay 130/30 High Yield    -   MainStay Intermediate Term
    Fund                              Bond Fund
-   MainStay 130/30               -   MainStay International
    International Fund                Equity Fund
-   MainStay All Cap Growth       -   MainStay Large Cap Growth
    Fund                              Fund
-   MainStay Balanced Fund        -   MainStay MAP Fund
-   MainStay Capital              -   MainStay Mid Cap Core Fund
    Appreciation Fund             -   MainStay Mid Cap Growth
-   MainStay Cash Reserves Fund       Fund
-   MainStay Common Stock Fund    -   MainStay Mid Cap Value Fund
-   MainStay Conservative         -   MainStay Moderate
    Allocation Fund                   Allocation Fund
-   MainStay Convertible Fund     -   MainStay Moderate Growth
-   MainStay Diversified Income       Allocation Fund
    Fund                          -   MainStay Money Market Fund
-   MainStay Floating Rate Fund   -   MainStay Principal
-   MainStay Global High Income       Preservation Fund
    Fund                          -   MainStay Retirement 2010
-   MainStay Government Fund          Fund
-   MainStay Growth Allocation    -   MainStay Retirement 2020
    Fund                              Fund
-   MainStay Growth Equity        -   MainStay Retirement 2030
    Fund*                             Fund
-   MainStay High Yield           -   MainStay Retirement 2040
    Corporate Bond Fund               Fund
-   MainStay ICAP Equity Fund     -   MainStay Retirement 2050
-   MainStay ICAP Global Fund         Fund
-   MainStay ICAP International   -   MainStay S&P 500 Index Fund
    Fund                          -   MainStay Short Term Bond
-   MainStay ICAP Select Equity       Fund
    Fund                          -   MainStay Small Cap Growth
-   MainStay Income Manager           Fund
    Fund                          -   MainStay Tax Free Bond Fund
-   MainStay Indexed Bond Fund    -   MainStay Total Return Fund
                                  -   MainStay Value Fund


--------

    * Offered only to residents of Connecticut, Maryland, New Jersey, and New York.

     You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that Fund. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.

     Before making an exchange request, read the prospectus of the Fund you wish to purchase by exchange. You can obtain a prospectus for any fund by contacting your broker, financial advisor or other financial institution or by calling the Funds at 800-MAINSTAY (624-6782).

     The exchange privilege is not intended as a vehicle for short term trading, nor are the Funds designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see "Excessive Purchases and Redemptions or Exchanges").

     The Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

     In certain circumstances you may have to pay a sales charge.

     In addition, if you exchange Class B or Class C shares of the Fund into Class B or Class C shares of the MainStay Money Market Fund (which is offered in a separate prospectus) or you exchange Investor Class shares or Class A shares of the Fund subject to the 1% CDSC into Investor Class shares or Class A shares of the MainStay Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Investor Class, Class A, Class B or Class C shares, as applicable, of another MainStay Fund. The holding period for purposes of determining conversion of Class B shares into Investor Class or Class A shares also stops until you exchange back into Class B shares of another non-money market MainStay Fund.

     Certain clients of NYLIFE Securities who purchased more than $50,000 of Class B shares of the Fund between January 1, 2003 and June 27, 2007, have the right to convert their Class B shares for Class A shares of the same Fund at the net asset value next computed and without imposition of a contingent deferred sales charge.

     When you exchange your shares, you may incur a redemption fee. Please see "Shareholder Guide -- Redemption Fee" for more information.

Excessive Purchases and Redemptions or Exchanges




     The Small Cap Opportunity Fund is not intended to be used as a vehicle for excessive or short-term trading (such as market timing). The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of the Fund's investment strategies or negatively impact Fund performance. For example, NYLIM or the Fund's subadvisor might have to maintain more of the Fund's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. By realizing profits through short-term trading, shareholders that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term shareholders. Funds investing in securities that are thinly traded, trade infrequently, or are relatively illiquid (such as foreign securities, high-yield debt securities and small cap securities) may attract investors seeking to profit from short-term trading strategies that exploit the special valuation issues applicable to these types of holdings to a greater degree than other types of funds, and thus, may be more vulnerable to the risks associated with such activity. Accordingly, the Fund's Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of Fund shares in order to protect long-term Fund shareholders. These policies are discussed more fully below. There is the risk that the Fund's policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. The Fund may change its policies or procedures at any time without prior notice to shareholders.

     The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor's financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the Funds. In addition, the Fund reserves the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in this prospectus) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of Fund shares that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund's judgment, is likely to harm Fund shareholders. Pursuant to the Fund's policies and procedures, the Fund may permit short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the Fund's long-term shareholders. For example, transactions conducted through systematic investment or withdrawal plans and trades within a money market fund are not subject to the surveillance procedures. Exceptions are subject to the advance approval by the Fund's Chief Compliance Officer, among others, and are subject to Board oversight. Apart from trading permitted or exceptions granted in accordance with the Fund's policies and procedures, the Fund does not accommodate, nor does it have any arrangement to permit, frequent purchases and redemptions of Fund shares.

     The Fund, through MainStay Investments and the Distributor, maintains surveillance procedures to detect excessive or short-term trading in Fund shares. As part of this surveillance process, the Fund examines transactions in Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time. The Fund also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence. To the extent identified under these surveillance procedures, the Fund will place a "block" on any account if, during any 60-day period, there is (1) a purchase or exchange into the account following a redemption or exchange from such account or (2) a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for an additional 60-day period in the Fund. The Fund may modify its surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate the Fund may rely on a financial intermediary to apply its market timing procedures to an omnibus account. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Fund's Chief Compliance Officer that such investment programs and strategies are consistent with the foregoing, for example, they either use an asset allocation model or direct transactions to conform to a model portfolio.


     In addition to these measures, the Fund may from time to time impose a redemption fee on redemptions or exchanges of Fund shares made within a certain period of time in order to deter excessive or short-term trading and to offset certain costs associated with such trading, which fee is described under "Information on Fees -- Redemption Fee."

     While the Fund discourages excessive or short-term trading, there is no assurance that the Fund or its procedures will be able to effectively detect such activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. The Fund's ability to reasonably detect all such trading may be limited, for example, where the Fund must rely on the cooperation of and/or information provided by financial intermediaries or retirement plans or where the costs of surveillance on certain trading exceeds the anticipated benefit of such surveillance to Fund shareholders.


     Do not overlook sales charges. The amount you pay in sales charges reduces gains and increases losses for tax purposes.


Fair Valuation and Portfolio Holdings Disclosure

     Determining the Fund's Share Prices (NAV) and the Valuation of Securities.

     The Fund generally calculates the value of its investments (also known as its net asset value, or NAV) at the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern time) every day the Exchange is open. The net asset value per share for a class of shares is determined by dividing the value of a Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. The value of the Fund's investments is generally based on current market prices. If current market values are not available or, in the judgment of NYLIM, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Fund's portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless NYLIM, in consultation with the subadvisor (if applicable), deems a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. The NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

     The Board has adopted valuation procedures for the Fund and has delegated day-to-day responsibility for fair value determinations to the Fund's Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The Fund expects to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The Fund may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, certain of the Fund's fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Portfolio Holdings Information

     A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities holdings is available in the Fund's SAI. MainStay Funds publish quarterly a list of each Fund's ten largest holdings and publish monthly a complete schedule of the Fund's portfolio holdings on the internet at www.mainstayinvestments.com. You may also obtain this information by calling toll-free

800-MAINSTAY (624-6782). Disclosure of the Fund's portfolio holdings is made available as of the last day of each calendar month, no earlier than 30 days after the end of the reported month. In addition, disclosure of the Fund's top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Fund's quarterly top ten holdings information is also provided in the Annual Report and Semi-annual Report to Fund shareholders and in the quarterly holdings report to the SEC on Form N-Q.

FUND EARNINGS

Dividends and Interest

     Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends." The dividends paid by the Fund will vary based on the income from its investments and the expenses incurred by the Fund.

     MainStay Investments reserves the right to automatically reinvest dividend distributions of less than $10.00.

When the Fund Pays Dividends



     The Fund declares and pay any dividends, to the extent income is available, at least once a year, typically in December. Dividends are normally paid on the last business day of the month after a dividend is declared. You begin earning dividends the next business day after MainStay Investments receives your purchase request in good order.

Capital Gains

     The Fund earns capital gains when it sells securities at a profit.

When the Fund Pays Capital Gains

     The Fund will normally distribute any capital gains to shareholders in December.

How to Take Your Earnings



     You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial advisor (if permitted by the broker-dealer) or MainStay Investments directly. The seven choices are:

1. Reinvest dividends and capital gains in:

- the same Fund; or

- another MainStay Fund of your choice (other than a Fund that is closed, either to new investors or to new share purchases).

2. Take the dividends in cash and reinvest the capital gains in the same Fund.

3. Take the capital gains in cash and reinvest the dividends in the same Fund.

4. Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same Fund.

5. Take dividends and capital gains in cash.

6. Reinvest all or a percentage of the capital gains in another MainStay Fund (other than a Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original Fund.

7. Reinvest all or a percentage of the dividends in another MainStay Fund (other than a Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original Fund.

     If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same Fund.


     If you intend to reinvest dividends and/or capital gains in another Fund, you must first establish an account in that class of shares of the Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.



Seek Professional Assistance



     Your financial advisor can help you keep your investment goals coordinated with your tax considerations. But for tax counsel, always rely on your tax adviser. For additional information on federal, state and local taxation, see the Fund's Statement of Additional Information.



Buy After the Dividend Payment



     Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.


UNDERSTAND THE TAX CONSEQUENCES

Most of Your Earnings are Taxable

     Virtually all of the dividends and capital gains distributions you receive from the Fund are taxable, whether you take them as cash or automatically reinvest them. The Fund's realized earnings are taxed based on the length of time the Fund holds its investments, regardless of how long you hold Fund shares. If the Fund realizes long-term capital gains, the earnings distributions are taxed as long-term capital gains; earnings from short-term capital gains and income generated on debt investments and other sources are generally taxed as ordinary income upon distribution. Earnings of the Fund, if any, will generally be a result of capital gains that may be taxed as either long-term capital gains or short-term capital gains (taxed as ordinary income). Earnings generated by interest received on fixed income securities generally will be a result of income generated on debt investments and will be taxable as ordinary income.


     For individual shareholders, a portion of the dividends received from the Fund may be treated as "qualified dividend income," which is currently taxable to individuals at a maximum rate of 15%, to the extent that such Fund receives qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding period and other requirements are met. The shareholder must also generally satisfy a more than 60 day holding period requirement with respect to each distribution of qualified dividends in order to qualify for the 15% rate on such distribution. The favorable treatment of any qualified dividend income is scheduled to expire after 2010. The maximum capital gains tax rate for long-term capital gains is 15%. This rate is scheduled to increase after 2010.


     MainStay Investments will mail your tax report each year by January 31. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long-term capital gains.

     The Fund may be required to withhold U.S. Federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. Federal income tax liability.

     If the Fund's distributions exceed its income and capital gains realized in any year, such excess distributions will constitute a return of capital for federal income tax purposes. A return of capital generally will not be taxable to you at the time of the distribution, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

     However, if the Fund has available capital loss carryforwards to offset its capital gains realized in any year, and its distributions exceed its income alone, all or a portion of the excess distributions may not be treated, for tax purposes, as a return of capital, and would be taxable to shareholders.

Exchanges

     An exchange of shares of one MainStay Fund for shares of another will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxation.

                               VOTING INFORMATION

     This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Special Meeting.

     This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Small Cap Value Fund on or about November 17, 2008. Only shareholders of record as of the close of business on the Record Date, October 22, 2008, will be entitled to notice of, and to vote at, the Special Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and in the discretion of the proxy holders on any other matters.

     A proxy may be revoked at any time on or before the Special Meeting by written notice to the Secretary of the Trust at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Special Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

     VOTING OF PROXIES. If you attend the Special Meeting you may vote in person. If you do not plan to attend the Special Meeting, please cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided.

     You may also authorize your proxy on the Internet or by touch-tone telephone. These options require you to input a control number, which is located on each proxy card. After inputting the control number, you will be prompted to authorize your proxy on the Proposal. You will have an opportunity to review your authorization and make any necessary changes before submitting your authorization and terminating your telephone call or Internet connection.

     Timely and properly completed and submitted proxies will be voted as instructed by shareholders. A shareholder who executes and returns a proxy may revoke the proxy at any time prior to the date the proxy is to be exercised by
(1) delivering to the Small Cap Value Fund written notice of the revocation, (2) delivering to the Small Cap Value Fund a proxy with a later date, or (3) voting in person at the Special Meeting.

     In the event a shareholder signs and returns the proxy but does not indicate his or her vote as to a Proposal, such proxy will be voted FOR the proposed Reorganization and in the discretion of the proxy holder with regard to any other proposal.

     QUORUM REQUIREMENTS. A quorum of shareholders is necessary to hold a valid meeting and to consider the Proposal. The presence in person or by proxy of the holders of the majority of outstanding shares of the Small Cap Value Fund on the Record Date shall constitute a quorum. The following chart reflects the total number of shares outstanding as of the Record Date for each class of the Small Cap Value Fund:


                                        NUMBER OF SHARES OUTSTANDING
                           ------------------------------------------------------
                           INVESTOR CLASS   CLASS A    CLASS B   CLASS C  CLASS I
                           --------------  ---------  ---------  -------  -------
SMALL CAP VALUE FUND          1,455,277    2,360,103  2,066,382  500,369    934
                              ---------    ---------  ---------  -------    ---




     VOTES NECESSARY TO APPROVE THE PROPOSAL. Approval of the proposal will require the affirmative vote of the holders of a "majority of the outstanding voting securities" of the Small Cap Value Fund, which is defined in the 1940 Act as the lesser of : (1) 67% of the voting securities of the Small Cap Value Fund present at the meeting, if more than 50% of the outstanding voting securities of the Small Cap Value Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Small Cap Value Fund.

     EFFECT OF ABSTENTIONS AND BROKER "NON-VOTES." The Small Cap Value Fund expects that, before the Special Meeting, broker-dealer firms holding shares of the Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy indicating a lack of authority to vote on a matter, then the shares represented by such abstention or broker non-vote will be considered to be present at the Special Meeting for purposes of determining the existence of a quorum.

     Abstentions and broker non-votes will not, however, be counted as votes in favor of the Proposal. Therefore, abstentions and broker non-votes will have the effect of a "no" vote with respect to the Proposal.

     ADJOURNMENTS. If a quorum is not present at the Special Meeting or if a quorum is present but sufficient votes to approve the Proposal have not been received at the time of the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of votes. The persons named as proxies will vote in favor of adjournment with respect to those proxies that may be voted in favor of a Proposal(s) and will vote against any such adjournment with respect to those proxies which have been voted against the Proposal(s).


     PAYMENT OF SOLICITATION EXPENSES. The cost of the Special Meeting, including costs of solicitation of proxies and voting instructions, will be borne by the Small Cap Value Fund and are estimated to be between $103,000 and $107,000. The Small Cap Value Fund or NYLIM, on its behalf, has retained Broadridge Investor Communication Solutions, Inc. to provide proxy solicitation services in connection with the Special Meeting. The Small Cap Value Fund may incur additional expenses as a result of this proxy solicitation. Proxies will be solicited via regular mail and also may be solicited via telephone, e-mail or other personal contact by personnel of NYLIM, the Trust, their respective affiliates, or, in NYLIM's discretion, a commercial firm retained for this purpose.


     OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING. The Small Cap Value Fund does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement. If any other matters come before the Special Meeting, including any Proposal to adjourn the Special Meeting to permit the continued solicitation of proxies in favor of the Reorganization, it is the intention of the Small Cap Value Fund that proxies not containing specific restrictions to the contrary will be voted as described above under "Adjournments" with respect to proposals to adjourn the Special Meeting to solicit additional proxies in favor of the Reorganization and in the discretion of the proxy holder on any other matters.

     FUTURE SHAREHOLDER PROPOSALS. A shareholder may request inclusion in the Trust's proxy statement and on the Trust's proxy card for shareholder meetings certain proposals for action which the shareholder intends to introduce at such meeting. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholders' meeting should send their written proposals to the Trust at 51 Madison Avenue, New York, New York 10010. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders to be considered for inclusion in the proxy materials. The timely submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board or the Trust's management.

     Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

                                OTHER INFORMATION

FINANCIAL HIGHLIGHTS

     The fiscal year end of each Trust is October 31.

     The financial highlights of the Small Cap Opportunity Fund are contained in Exhibit B have been derived from financial statements audited by KPMG LLP, the Small Cap Opportunity Fund and Small Cap Value Fund's independent registered public accounting firm.

FORM OF ORGANIZATION

     The Small Opportunity Fund is a diversified series of the Eclipse Funds, an open-end management investment company, organized as Massachusetts business trust. Small Cap Opportunity Fund is governed by a Board of Trustees consisting of seven members, all "non-interested" persons as defined in the 1940 Act, as amended. For more information on the history of the Fund, please see the Fund's Statement of Additional Information.

     The Small Cap Value Fund is a diversified series of The MainStay Funds, an open-end management investment company, organized as Massachusetts business trust. Small Cap Value Fund is governed by a Board of Trustees consisting of seven members, all "non-interested" persons as defined in the 1940 Act, as amended. For more information on the history of the Fund, please see the Fund's Statements of Additional Information.

DISTRIBUTOR

     NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, a limited liability company organized under the laws of Delaware, serves as each Fund's distributor and principal underwriter (the "Distributor") pursuant to a Amended and Restated Master Distribution Agreement, dated June 18, 2007. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Funds' shares. The Distributor is a wholly-owned subsidiary of NYLIM.

CUSTODIAN

     Pursuant to an agreement with NYLIM, State Street Bank & Trust Company ("State Street"), One Lincoln Street, Boston, Massachusetts 02111-2900 serves as the Custodian for each Fund's assets. State Street also provides sub-administration and sub-accounting services for the Funds. These services include calculating the Funds' daily net asset values, maintaining general ledger and sub-ledger accounts for the calculation of the Funds' respective net asset values, and assisting NYLIM in conducting various aspects of the Funds' administrative operations. For providing these non-custody services to the Funds, State Street is compensated by NYLIM. Custodian fees and expenses are paid by the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP, 1601 Market Street, Philadelphia, PA 19103-2499, serves as the Funds' independent registered public accounting firm. KPMG is responsible for auditing the annual financial statements of the Funds. Representatives of KPMG LLP are not expected to be present at the Special Meeting, but have been given the opportunity to make a statement if they so desire and will be available should any matter arise requiring their presence.

SHAREHOLDER REPORTS

     The Funds will furnish, without charge, upon request, a printed version of the most recent annual reports to shareholders of the Funds (and any subsequent semi-annual reports). Such requests may be directed to the Funds by contacting the Distributor of the Funds' shares by writing NYLIFE Distributors LLC, Attn:
MainStay Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll-free 800-MAINSTAY (624-6782). Please include the name of the specific Fund for which you request reports.

INFORMATION REQUIREMENTS

     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, NE, Washington, D.C. 20549. The SEC maintains an Internet website (at http://www.sec.gov), which contains other information about the Funds.

SECURITY OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

     As of the Record Date, (1) the current officers and Trustees of Eclipse Funds, in the aggregate beneficially owned less than 1% of a class of shares of the Small Cap Opportunity Fund, and (2) the current officers and Trustees of The MainStay Funds, in the aggregate beneficially owned less than 1% of a class of shares of the Small Cap Value Fund. A list of the 5% shareholders of the Small Cap Opportunity Fund and the Small Cap Value Fund as of the Record Date are listed in Exhibit C.

VOTE OF FUND SHARES BY NYLIM

     MainStay Asset Allocation Funds and MainStay Retirement Funds may receive the proxy statement as shareholders of the Small Cap Value Fund. In that event, NYLIM and/or its affiliates have the discretion to vote some of the Small Cap Value Fund's shares on the Proposal, in accordance with the recommendations of an independent service provider or vote the shares in the same proportion as the other shareholders of the Small Cap Value Fund. The Small Cap Value Fund has been advised by NYLIM that these shares will be voted pursuant to established policies and procedures designed to address potential conflicts of interest.

CAPITALIZATION

     The following tables show the capitalization of the Small Cap Value Fund and the Small Cap Opportunity Fund as of April 30, 2008, and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value.

                                         AS OF APRIL 30, 2008
                     -----------------------------------------------------------
                                                                    SMALL CAP
                                                                 OPPORTUNITY PRO
                                                                  FORMA COMBINED
                         SMALL CAP      SMALL CAP    PRO FORMA        AFTER
NET ASSETS           OPPORTUNITY FUND   VALUE FUND  ADJUSTMENTS   REORGANIZATION
----------           ----------------  -----------  -----------  ---------------
INVESTOR CLASS.....  $ 14,615,751      $10,849,516       --      $ 25,465,267
CLASS A............  $144,732,484      $23,915,751       --      $168,648,235
CLASS B............  $ 20,595,841      $19,917,399       --      $ 40,513,240
CLASS C............  $ 27,455,923      $ 4,556,456       --      $ 32,012,379
CLASS I............  $248,027,740      $     7,332       --      $248,035,072
TOTAL..............  $455,427,739      $59,246,454       --      $514,674,193


NET ASSET VALUE PER SHARE

                                                                    SMALL CAP
                                                                 OPPORTUNITY PRO
                                                                  FORMA COMBINED
                          SMALL CAP      SMALL CAP   PRO FORMA        AFTER
NET ASSETS            OPPORTUNITY FUND  VALUE FUND  ADJUSTMENTS   REORGANIZATION
----------            ----------------  ----------  -----------  ---------------
INVESTOR CLASS......  $13.63            $8.86            --      $13.63
CLASS A.............  $13.62            $8.84            --      $13.62
CLASS B.............  $13.08            $7.92            --      $13.08
CLASS C.............  $13.09            $7.92            --      $13.09
CLASS I.............  $13.87            $8.95            --      $13.87

SHARES OUTSTANDING

                                                                    SMALL CAP
                                                                 OPPORTUNITY PRO
                                                                  FORMA COMBINED
                          SMALL CAP      SMALL CAP   PRO FORMA        AFTER
NET ASSETS            OPPORTUNITY FUND  VALUE FUND  ADJUSTMENTS   REORGANIZATION
----------            ----------------  ----------  -----------  ---------------
INVESTOR CLASS......      1,072,556      1,224,521     796,003       1,868,559
CLASS A.............     10,626,245      2,705,106   1,755,929      12,382,174
CLASS B.............      1,574,523      2,516,122   1,522,737       3,097,260
CLASS C.............      2,098,010        575,422     348,087       2,446,097
CLASS I.............     17,886,568            819         529      17,887,097
TOTAL...............     33,257,908      7,021,990   4,423,285      37,681,193

                                    EXHIBIT A

                               THE MAINSTAY FUNDS

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

                          MAINSTAY SMALL CAP VALUE FUND
                       MAINSTAY SMALL CAP OPPORTUNITY FUND

     The Boards of Trustees of Eclipse Funds and The MainStay Funds, each a Massachusetts business trust ("Boards of Trustees"), deem it advisable that the MainStay Small Cap Opportunity Fund (the "Acquiring Fund") and the MainStay Small Cap Value Fund (the "Acquired Fund"), a series of Eclipse Funds and The MainStay Funds, respectively, engage in the reorganization described below.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation ("Plan") within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended ("Code"). The reorganization and liquidation will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Investor Class, Class A, Class B, Class C and Class I shares of beneficial interest of the Acquiring Fund ("Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, as provided herein ("Reorganization"), all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Fund and the Acquiring Fund are each a series of an open-end, registered investment company of the management type and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Board of Trustees of Eclipse Funds has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Board of Trustees of The MainStay Funds has determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction;

     WHEREAS, the Boards of Trustees of the Acquiring Fund and the Acquired Fund have agreed that the proposed reorganization be contingent upon the approval by the shareholders of the Acquiring Fund of MacKay Shields LLC, an affiliate of New York Life Investment Management LLC ("NYLIM"), as subadvisor.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1 Subject to the requisite approval of the Acquired Fund's shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its respective assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefore: (i) to deliver to the Acquired Fund the number of full and fractional Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets with respect to each corresponding class (Investor Class, Class A, Class B, Class C and Class I, respectively), computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place on the date of the closing provided for in paragraph 3.1 ("Closing Date").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date (collectively, "Assets").

     1.3 The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to its respective shareholders of record with respect to each class of shares, determined as of immediately after the close of business on the Closing Date ("Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the corresponding class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares to be so credited to Investor Class, Class A, Class B, Class C and Class I Acquired Fund Shareholders, respectively, shall, with respect to each class, be equal to the aggregate net asset value of the shares of beneficial interest of the Acquired Fund ("Acquired Fund Shares") of the corresponding class owned by Acquired Fund Shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund, although share certificates representing interests in Investor Class, Class A, Class B, Class C and Class I shares of the Acquired Fund will represent a number of the corresponding class of Acquiring Fund Shares after the Closing Date, as determined in accordance with paragraph 2.3. The Acquiring Fund shall not issue certificates representing the Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's Transfer Agent, as defined in paragraph 3.3.

     1.6 Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date.

2.  VALUATION

     2.1 The value of the Assets shall be the value of such Assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the then-current prospectus and statement of additional information with respect to the Acquired Fund, and valuation procedures established by the Acquired Fund's Board of Trustees.

     2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional information, and valuation procedures established by the Acquiring Fund's Board of Trustees.

     2.3 The number of the Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Investor Class, Class A, Class B, Class C and Class I of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share of the same class, determined in accordance with paragraph 2.2.

     2.4 All computations of value shall be made by NYLIM, in its capacity as administrator for the Acquired Fund and the Acquiring Fund, and shall be subject to confirmation by each Fund's record keeping agent and by each Fund's independent accountants.

3.  CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be February 13, 2009 or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement ("Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Funds or at such other time and/or place as the parties may agree.

     3.2 The MainStay Funds shall direct State Street Bank and Trust Company as custodian for the Acquired Fund ("Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring

Fund, which Custodian also serves as the custodian for the Acquiring Fund. Such presentation shall be made for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver to those persons at the Custodian who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended ("1940 Act"), in which the Acquired Fund's Assets are deposited, the Acquired Fund's Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds on the Closing Date.

     3.3 The MainStay Funds shall direct NYLIM Service Company, LLC, in its capacity as transfer agent for the Acquired Fund ("Transfer Agent"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Investor Class, Class A, Class B, Class C and Class I shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Closing Date a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund on the Closing Date, or provide other evidence satisfactory to the Acquired Fund as of the Closing Date that such Acquiring Fund Shares have been credited to the Acquired Fund's accounts on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an "Exchange") shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Boards of the Trusts, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.  REPRESENTATIONS AND WARRANTIES

     4.1 Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of The MainStay Funds, The

MainStay Funds, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund, as follows:

          (a) The Acquired Fund is duly organized as a series of The MainStay Funds, which is a business trust duly organized, validly existing and in good standing under the laws of Massachusetts, with power under The MainStay Funds' Declaration of Trust and Bylaws, as amended from time to time, to own all of its Assets and to carry on its business as it is now being conducted; and

          (b) The MainStay Funds is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of Investor Class, Class A, Class B, Class C and Class I Acquired Fund Shares under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), and the 1940 Act, and such as may be required by state securities laws;

          (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) On the Closing Date, The MainStay Funds, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, Eclipse Funds, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

          (f) The MainStay Funds is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of its Declaration of Trust or By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which The MainStay Funds, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which The MainStay Funds, on behalf of the Acquired Fund, is a party or by which it is bound;

          (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

          (h) Except as otherwise disclosed in writing to and accepted by Eclipse Funds, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The MainStay Funds, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

          (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund
     dated [          ], 200[  ] have been audited by KPMG LLP, independent
     accountants, and are in accordance with accounting principles generally accepted in the United States of America ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (j) Since [          ], 200[  ], there has not been any material
     adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired

     Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund's liabilities, or the redemption of the Acquired Fund's shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

          (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

          (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund's shares;

          (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

          (p) The combined proxy statement and prospectus ("Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

     4.2 Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of Eclipse Funds, Eclipse Funds, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund, as follows:

          (a) The Acquiring Fund is duly organized as series of Eclipse Funds, which is a trust duly organized, validly existing, and in good standing under the laws of the Massachusetts with power under its Declaration of Trust and By-Laws to own all of its properties and assets and to carry on its business as it is now being conducted;

          (b) The Eclipse Funds is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares under the 1933 Act, is in full force and effect;

          (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

          (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

          (e) On the Closing Date, Eclipse Funds, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

          (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Eclipse Funds' Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Eclipse Funds, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Eclipse Funds, on behalf of the Acquiring Fund, is a party or by which it is bound;

          (g) Except as otherwise disclosed in writing to and accepted by The MainStay Funds, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund's knowledge, threatened against Eclipse Funds, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of its business. Eclipse Funds, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

          (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund
     dated [          ], 200[  ] have been audited by KPMG LLP, independent
     accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (i) Since [          ], 200[  ], there has not been any material
     adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund's shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund's liabilities, or the redemption of the Acquiring Fund's shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

          (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its Federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

          (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

          (m) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of Eclipse Funds, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (n) The Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund; and

          (o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

          (p) The Proxy Statement to be included in the Registration Statement (and any amendment or supplement thereto), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the Registration Statement through the date of the Special Meeting of shareholders of the Acquired Fund contemplated therein and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder.

5.  COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 The MainStay Funds will call a Special Meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. Eclipse Funds will call a meeting of the shareholders of the Acquiring Fund to approve MacKay Shields LLC, an affiliate of NYLIM, as subadvisor.

     5.3 The Acquired Fund covenants that the Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

     5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Proxy Statement (referred to in paragraph 4.1(p)) to be included in a Registration Statement on Form N-14 ("Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the Special Meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares received at the Closing.

     5.8 The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9 The MainStay Funds, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as Eclipse Funds, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) The MainStay Funds', on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) Eclipse Funds', on behalf of the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

     5.10 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of The MainStay Funds, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at The MainStay Funds' election, to the performance by Eclipse Funds, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1. All representations and warranties of Eclipse Funds, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     6.2. Eclipse Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to The MainStay Funds, and dated as of the Closing Date, to the effect that the representations and warranties of Eclipse Funds, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as The MainStay Funds shall reasonably request;

     6.3. Eclipse Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Eclipse, on behalf of the Acquiring Fund, on or before the Closing Date; and

     6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

     6.5 The shareholders of the Acquiring Fund shall have approved MacKay Shields LLC as subadvisor.

7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of Eclipse Funds, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at Eclipse Funds' election, to the performance by The MainStay Funds, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations and warranties of The MainStay Funds, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2. The MainStay Funds shall have delivered to the Acquiring Fund a statement of the Acquired Fund's Assets and Liabilities, as of the Closing Date, certified by the Treasurer of The MainStay Funds;

     7.3. The MainStay Funds, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of The MainStay Funds, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Eclipse Funds shall reasonably request;

     7.4 The MainStay Funds, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by The MainStay Funds, on behalf of the Acquired Fund, on or before the Closing Date;

     7.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

     7.6 The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of their investment company taxable income and all of their net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

     7.7 The shareholders of the Acquiring Fund shall have approved MacKay Shields LLC as subadvisor.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to The MainStay Funds, on behalf of the Acquired Fund, or Eclipse Funds, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of The MainStay Funds' Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, The MainStay Funds and Eclipse Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 8.1;

     8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to Eclipse Funds' or The MainStay Funds' knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by Eclipse Funds and The Mainstay Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     8.5 The parties shall have received the opinion of counsel to The MainStay Funds, on behalf of the Acquired Fund, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by counsel to The MainStay Funds of representations it shall request of The MainStay Funds. Notwithstanding anything herein to the contrary, The MainStay Funds and Eclipse Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the condition set forth in this paragraph 8.5.

9.  INDEMNIFICATION

     9.1 Eclipse Funds, out of the Acquiring Fund's assets and property, agrees to indemnify and hold harmless the Acquired Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     9.2 The MainStay Funds, out of the Acquired Fund's assets and property, agrees to indemnify and hold harmless the Acquiring Fund from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.  BROKERAGE FEES AND EXPENSES

     10.1 The Acquiring Fund and the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     10.2 The expenses relating to the proposed Reorganization will be borne by the Acquired Fund. No such expenses shall be borne by the Acquiring Fund, except for brokerage fees and expenses incurred in connection with the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the Registration Statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1 Eclipse Funds and The MainStay Funds agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquired Fund and Acquiring Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.  TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of Eclipse Funds and The MainStay Funds, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

13.  AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Eclipse Funds and The MainStay Funds, on behalf of either the Acquiring Fund or the Acquired Fund, respectively; provided, however, that following the Special Meeting of the shareholders of the Acquired Fund called by The MainStay Funds, pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Investor Class, Class A, Class B, Class C and Class I Acquiring Fund Shares to be issued to the Investor Class, Class A, Class B, Class C and Class I Acquired Fund Shareholders, respectively, under this Agreement to the detriment of such shareholders without their further approval.

14.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed to the Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, Attn: Marguerite E. H. Morrison, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, Attn: Sander M. Bieber.

15.  HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     15.2 This Agreement shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

     15.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement. Except as expressly provided otherwise in this Plan, the Acquired Fund will pay or cause to be paid all out-of pocket fees and expenses incurred in connection with the transactions contemplated under this Plan, including, but not limited to, accountants' fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Plan to be
executed as of the [  ] day of [          ] 2009.


Eclipse Funds                      The MainStay Funds
On behalf of the Acquiring         On behalf of the Acquired
Fund: Mainstay                     Fund: Mainstay
Small Cap Opportunity Fund         Small Cap Value Fund

By: --------------------------     By: --------------------------


NYLIM agrees to the provisions set forth in the last paragraph of this Plan.

NEW YORK LIFE
INVESTMENT MANAGEMENT LLC

By: ---------------------------------------------------------
    Stephen P. Fisher
    President and Chief Executive Officer

                                    EXHIBIT B

               FINANCIAL HIGHLIGHTS OF SMALL CAP OPPORTUNITY FUND

     The financial highlights tables are intended to help you understand the financial performance of the Small Cap Opportunity Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns presented in the table represent the rate that an investor would have earned or lost on an investment in the Fund for the stated period (assuming reinvestment of all dividends and distributions).

     Information for the Small Cap Opportunity Fund has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are in the annual report of the Trusts, which are available upon request.

                              FINANCIAL HIGHLIGHTS
                       SELECTED PER SHARE DATA AND RATIOS

                          INVESTOR CLASS                             CLASS A
                          --------------  -------------------------------------------------------------
                           FEBRUARY 28,                                                      JANUARY 2,
                               2008*                                                           2004*
                              THROUGH        SIX MONTHS         YEAR ENDED OCTOBER 31,        THROUGH
                             APRIL 30,          ENDED       -----------------------------   OCTOBER 31,
                              2008**      APRIL 30, 2008**    2007       2006      2005         2004
                          --------------  ----------------  --------   --------  --------   -----------


Net asset value at
  beginning of period..       $ 13.86         $  18.65      $  19.87   $  19.60  $  18.58     $ 16.78
                              -------         --------      --------   --------  --------     -------
Net investment income
  (loss)(a)............          0.01             0.09          0.07      (0.07)    (0.08)      (0.09)
Net realized and
  unrealized gain
  (loss) on
  investments..........         (0.24)           (2.99)        (1.29)      2.14      4.01        1.89
                              -------         --------      --------   --------  --------     -------
Total from investment
  operations...........         (0.23)           (2.90)        (1.22)      2.07      3.93        1.80
                              -------         --------      --------   --------  --------     -------
Less dividends and
  distributions:
  From net investment
     income............            --            (0.12)           --         --        --          --
  From net realized
     gain on
     investments.......            --            (2.01)           --      (1.80)    (2.91)         --
                              -------         --------      --------   --------  --------     -------
Total dividends and
  distributions........            --            (2.13)           --      (1.80)    (2.91)         --
                              -------         --------      --------   --------  --------     -------
Net asset value at end
  of period............       $ 13.63         $  13.62      $  18.65   $  19.87  $  19.60     $ 18.58
                              =======         ========      ========   ========  ========     =======
Total investment
  return(c)............         (1.66)%(d)      (16.86)%(d)    (6.09)%    11.20%    22.66%      10.73%(d)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income
     (loss)............          0.64%+           1.17%+        0.33%     (0.39)%   (0.44)%     (0.36)%+
  Net expenses.........          1.80%+           1.70%+        1.66%      1.64%     1.66%       1.87%+#
  Expenses (before
     waiver/reimburse-
     ment).............          1.94%+           1.96%+        1.66%      1.64%     1.66%       1.87%+#
Portfolio turnover
  rate.................            75%              75%          134%       124%      159%        132%
Net assets at end of
  period (in 000's)....       $14,616         $144,732      $301,031   $502,182  $194,615     $24,621


--------

     *  Commencement of operations.

     ** Unaudited.

      + Annualized.

      # Includes transfer agent fees paid directly which amounted to 0.02% and 0.08% of average net assets for the years or periods ended October 31, 2004 and October 31, 2003, respectively, and custodian fees and other expenses paid indirectly which amounted to less than 0.01% of average net assets for the years indicated.

    (a) Per share data based on average shares outstanding during the period.

    (b) Less than one cent per share.

    (c) Total return is calculated exclusive of sales charges and assumes the reinvestments of dividends and distributions. Class I shares are not subject to sales charges.

    (d) Total return in not annualized.

                              FINANCIAL HIGHLIGHTS
                       SELECTED PER SHARE DATA AND RATIOS

                                 CLASS B
       ----------------------------------------------------------
                                                       JANUARY 2,
       SIX MONTHS                                        2004*
          ENDED          YEAR ENDED OCTOBER 31,         THROUGH
        APRIL 30,    -----------------------------    OCTOBER 31,
         2008**        2007       2006       2005         2004
       ----------    -------    -------    -------    -----------



         $ 17.94     $ 19.25    $ 19.18    $ 18.38      $ 16.71
         -------     -------    -------    -------      -------

            0.03       (0.08)     (0.21)     (0.22)       (0.19)

           (2.88)      (1.23)      2.08       3.93         1.86
         -------     -------    -------    -------      -------

           (2.85)      (1.31)      1.87       3.71         1.67
         -------     -------    -------    -------      -------

              --          --         --         --           --

           (2.01)         --      (1.80)     (2.91)          --
         -------     -------    -------    -------      -------

           (2.01)         --      (1.80)     (2.91)          --
         -------     -------    -------    -------      -------

         $ 13.08     $ 17.94    $ 19.25    $ 19.18      $ 18.38
         =======     =======    =======    =======      =======
          (17.15)%(d)  (6.81)%    10.32%     21.59%        9.99%(d)



            0.41%+     (0.41)%    (1.12)%    (1.19)%      (1.12)%+
            2.46%+      2.41%      2.39%      2.41%        2.62%+#

            2.72%+      2.41%      2.39%      2.41%        2.62%+#
              75%        134%       124%       159%         132%

         $20,596     $32,502    $46,112    $48,496      $14,905

                              FINANCIAL HIGHLIGHTS
                       SELECTED PER SHARE DATA AND RATIOS

                                                            CLASS C
                          ---------------------------------------------------------------------------
                                                                                         DECEMBER 30,
                          SIX MONTHS                                                         2002*
                             ENDED                  YEAR ENDED OCTOBER 31,                  THROUGH
                           APRIL 30,     -------------------------------------------      OCTOBER 31,
                            2008**         2007        2006         2005       2004          2003
                          ----------     -------     --------     -------     ------     ------------


Net asset value at
  beginning of period..     $ 17.94      $ 19.26     $  19.19     $ 18.37     $16.15        $11.46
                            -------      -------     --------     -------     ------        ------
Net investment income
  (loss)(a)............        0.03        (0.09)       (0.21)      (0.22)     (0.25)        (0.05)
Net realized and
  unrealized gain
  (loss) on
  investments..........       (2.87)       (1.23)        2.08        3.95       3.28          4.74
                            -------      -------     --------     -------     ------        ------
Total from investment
  operations...........       (2.84)       (1.32)        1.87        3.73       3.03          4.69
                            -------      -------     --------     -------     ------        ------
Less dividends and
  distributions:
  From net investment
     income............          --           --           --          --         --            --
  From net realized
     gain on
     investments.......       (2.01)          --        (1.80)      (2.91)     (0.81)           --
                            -------      -------     --------     -------     ------        ------
Total dividends and
  distributions........       (2.01)          --        (1.80)      (2.91)     (0.81)           --
                            -------      -------     --------     -------     ------        ------
Net asset value at end
  of period............     $ 13.09      $ 17.94     $  19.26     $ 19.19     $18.37        $16.15
                            =======      =======     ========     =======     ======        ======
Total investment
  return(c)............      (17.14)%(d)   (6.80)%      10.32%      21.72%     19.29%        40.92%(d)
Ratios (to average net
  assets)/Supplemental
  Data:
  Net investment income
     (loss)............        0.40%+      (0.44)%      (1.14)%     (1.19)%    (1.13)%       (0.47)%+
  Net expenses.........        2.46%+       2.41%        2.39%       2.41%      2.62%#        2.27%+#
  Expenses (before
     waiver/reimburse-
     ment).............        2.72%+       2.41%        2.39%       2.41%      2.62%#        2.34%+#
Portfolio turnover
  rate.................          75%         134%         124%        159%       132%          135%
Net assets at end of
  period (in 000's)....     $27,456      $54,264     $120,414     $48,316     $5,518        $    2


--------

     *  Commencement of operations.

     ** Unaudited.

      + Annualized.

      # Includes transfer agent fees paid directly which amounted to 0.02% and 0.08% of average net assets for the years or periods ended October 31, 2004 and October 31, 2003, respectively, and custodian fees and other expenses paid indirectly which amounted to less than 0.01% of average net assets for the years indicated.

    (a) Per share data based on average shares outstanding during the period.

    (b) Less than one cent per share.

    (c) Total return is calculated exclusive of sales charges and assumes the reinvestments of dividends and distributions. Class I shares are not subject to sales charges.

    (d) Total return in not annualized.

                              FINANCIAL HIGHLIGHTS
                       SELECTED PER SHARE DATA AND RATIOS

                                       CLASS I
       ----------------------------------------------------------------------

       SIX MONTHS
          ENDED                       YEAR ENDED OCTOBER 31,
        APRIL 30,    --------------------------------------------------------
         2008**        2007        2006        2005        2004        2003
       ----------    --------    --------    --------    --------    --------



        $  19.03     $  20.18    $  19.79    $  18.67    $  16.26    $  11.58
        --------     --------    --------    --------    --------    --------

            0.12         0.17        0.02        0.01        0.06        0.07

           (3.04)       (1.32)       2.17        4.02        3.21        4.74
        --------     --------    --------    --------    --------    --------

           (2.92)       (1.15)       2.19        4.03        3.27        4.81
        --------     --------    --------    --------    --------    --------

           (0.23)       (0.00)(b)      --          --       (0.05)      (0.13)

           (2.01)          --       (1.80)      (2.91)      (0.81)         --
        --------     --------    --------    --------    --------    --------

           (2.24)       (0.00)(b)   (1.80)      (2.91)      (0.86)      (0.13)
        --------     --------    --------    --------    --------    --------

        $  13.87     $  19.03    $  20.18    $  19.79    $  18.67    $  16.26
        ========     ========    ========    ========    ========    ========
          (16.58)%(d)   (5.69)%     11.73%      23.15%      20.72%      42.04%



            1.68%+       0.81%       0.09%       0.06%       0.32%       0.53%
            1.19%+       1.19%       1.17%       1.16%       1.18%#      1.27%#

            1.52%+       1.35%       1.17%       1.16%       1.18%#      1.34%#
              75%         134%        124%        159%        132%        135%

        $248,028     $631,108    $862,439    $317,602    $194,476    $163,362

                                    EXHIBIT C


                       PRINCIPAL SHAREHOLDERS OF THE FUNDS



     As of the Record Date, the following persons owned of record of beneficially 5% or more of the outstanding shares of any class of the Small Cap Opportunity Fund or the Small Cap Value Fund, as applicable:



                      SMALL CAP VALUE FUND 5% SHAREHOLDERS



                NAME AND ADDRESS OF                 AMOUNT OF
TITLE OF CLASS  BENEFICIAL OWNER              BENEFICIAL OWNERSHIP   PERCENT OF CLASS
--------------  ---------------------------   --------------------   ----------------
Class A         MERRILL LYNCH  PIERCE             124,260.6410              5.27%
                FENNER & SMITH  INC - FOR
                THE SOLE BENEFIT OF ITS
                CUSTOMERS
                ATTN: FUND ADMINISTRATION
                4800 DEER LAKE DRIVE EAST -
                3RD FL JACKSONVILLE FL
                32246-6484

Class C         CITIGROUP GLOBAL MARKETS           33,201.0380              6.64%
                INC
                HOUSE ACCOUNT
                ATTN: PETER BOOTH 7TH FLOOR
                333 W 34TH ST
                NEW YORK NY  10001-2402

                MERRILL LYNCH  PIERCE              69,296.1030             13.85%
                FENNER & SMITH  INC - FOR
                THE SOLE BENEFIT OF ITS
                CUSTOMERS
                ATTN: FUND ADMINISTRATION
                97T98
                4800 DEER LAKE DRIVE EAST
                3RD FL JACKSONVILLE FL
                32246-6484

Class I         RUSSELL W STIGALL III                 722.2620             77.27%
                PO BOX 4466
                GREENVILLE MS  38704-4466

                NYLIFE DISTRIBUTORS INC               212.4160             22.73%
                AL LEIER - CVP
                AUDIT ACCOUNT
                169 LACKAWANNA AVE
                PARSIPPANY NJ 07054-1007





                   SMALL CAP OPPORTUNITY FUND 5% SHAREHOLDERS



                NAME AND ADDRESS OF                 AMOUNT OF
TITLE OF CLASS  BENEFICIAL OWNER              BENEFICIAL OWNERSHIP   PERCENT OF CLASS
--------------  ---------------------------   --------------------   ----------------
Class A         GREAT WEST LIFE INSURANCE          326,990.8690             5.02%
                COMPANY 8515 E ORCHARD RD #
                2T2
                GREENWOOD VLG CO  80111-
                5002

                MERRILL LYNCH  PIERCE              653,054.7270            10.02%
                FENNER & SMITH  INC - FOR
                THE SOLE BENEFIT OF ITS
                CUSTOMERS
                ATTN: FUND ADMINISTRATION
                97T98
                4800 DEER LAKE DRIVE EAST
                3RD FL
                JACKSONVILLE FL  32246-6484

                NAME AND ADDRESS OF                 AMOUNT OF
TITLE OF CLASS  BENEFICIAL OWNER              BENEFICIAL OWNERSHIP   PERCENT OF CLASS
--------------  ---------------------------   --------------------   ----------------

Class C         CITIGROUP GLOBAL MARKETS           155,879.6720             9.88%
                INC
                HOUSE ACCOUNT
                ATTN: PETER BOOTH 7TH FLOOR

                333 W 34TH ST
                NEW YORK NY  10001-2402

                MERRILL LYNCH  PIERCE              417,389.1890            26.46%
                FENNER & SMITH  INC - FOR
                THE SOLE BENEFIT OF ITS
                CUSTOMERS
                ATTN: FUND ADMINISTRATION
                97T98
                4800 DEER LAKE DRIVE EAST
                3RD FL
                JACKSONVILLE FL  32246-6484

Class I         NFS LLC FEBO                       572,636.0080             5.03%
                THE NORTHERN TRUST COMPANY
                PO BOX 92956
                CHICAGO IL  60675-0001

                NFS LLC FEBO                       743,515.9730             6.54%
                FIIOC AS AGENT FOR
                QUALIFIED
                EMPLOYEE BENEFIT PLANS
                (401K)
                FINOPS-IC FUNDS
                100 MAGELLAN WAY KW1C
                COVINGTON KY  41015-1987

                NEW YORK LIFE TRUST COMPANY        825,625.9920             7.26%

                169 LACKAWANNA AVE
                PARSIPPANY NJ 07054-1007

                CHARLES SCHWAB & COMPANY         1,139,632.2940            10.02%
                INC
                ATTN:  MUTUAL FUND DEPT
                101 MONTGOMERY STREET
                SAN FRANCISCO CA  94104-
                4151

                NEW YORK LIFE  PROGRESS-         2,654,184.0910            23.34%
                SHARING
                INVESTMENT PLAN PROGRAM
                C/O MARIA MAUCERI
                51 MADISON AVE RM 1305
                NEW YORK NY  10010-1603

                                 MAINSTAY FUNDS
                       MAINSTAY SMALL CAP OPPORTUNITY FUND

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 17, 2008

--------------------------------------------------------------------------------

Acquisition of the Assets and    By and in Exchange for Shares
Liabilities of MainStay Small    MainStay Small Cap Opportunity
Cap Value Fund ("MainStay Small  Fund ("MainStay Small Cap
Cap Value Fund" or "Acquired     Opportunity Fund" or "Acquiring
Fund") (a series of The          Fund") (a series of Eclipse
MainStay Funds) 51 Madison       Funds) 51 Madison Avenue New
Avenue New York, New York 10010  York, New York 10010


     This Statement of Additional Information is available to the shareholders of the MainStay Small Cap Value Fund (the "Acquired Fund" and together with the Small Cap Value Fund, the "Acquiring Fund," the "Funds") in connection with proposed transactions whereby all of the assets and liabilities of the MainStay Small Cap Value Fund will be transferred to the MainStay Small Cap Opportunity Fund in exchange for shares of the MainStay Small Cap Opportunity Fund.

     This Statement of Additional Information of the Acquiring Fund consists of this cover page, the accompanying pro forma financial statements and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

     1. The Statement of Additional Information for the Acquired Fund dated February 28, 2008, as filed on February 22, 2008(0000950123-08-001998);

     2. The Statement of Additional Information for the Acquiring Fund dated February 28, 2008, as filed on February 22, 2008 (0000950123-08-002007);


     3. The Financial Statements of the Acquired Fund as included in The MainStay Funds' Annual Report for the year ended October 31, 2007, as filed on January 7, 2008 (0000950123-08-000133) and Semi-Annual Report for the period ended April 30, 2008, as filed on July 2, 2008 (0000950123-08-007534); and



     4. The Financial Statements of the Acquiring Fund as included in Eclipse Funds' Annual Report for the year ended October 31, 2007, as filed on January 7, 2008 (0000950123-08-000135) and Semi-Annual Report for the period ended April 30, 2008, as filed on July 2, 2008 (0000950123-08-007548).

     This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated November 17, 2008, relating to the reorganization of the Acquired Fund may be obtained, without charge, by contacting MainStay Investments, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, by calling toll-free 800-624-6782, or by visiting our website at mainstayinvestments.com.

     As described in the Proxy Statement/Prospectus dated November 17, 2008, the Board of Trustees of The MainStay Funds has called a Special Meeting of shareholders of the MainStay Small Cap Value Fund to approve an Agreement and Plan of Reorganization providing for (i) the acquisition of all assets and the assumption of the liabilities of the Small Cap Value Fund, a series of The MainStay Funds, by the Small Cap Opportunity Fund, a series of Eclipse Funds, in exchange for shares of the Small Cap Opportunity Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the same class of the Small Cap Opportunity Fund; and (ii) the subsequent redemption of the shares and liquidation and dissolution of the Small Cap Value Fund.

  REORGANIZATION BETWEEN MAINSTAY SMALL CAP OPPORTUNITY FUND AND MAINSTAY SMALL
                                 CAP VALUE FUND
                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                          AT APRIL 30, 2008 (UNAUDITED)




                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     COMMON STOCKS (97.7%)+
     AEROSPACE & DEFENSE
       (1.1%)
     Ceradyne, Inc. (a)....          106,463   $   4,147,798                                     106,463   $   4,147,798
     Curtiss-Wright
       Corp. .............            15,138         718,904                                      15,138         718,904
     Hexcel (a)............                                        26,300    $    588,594         26,300         588,594
     Teledyne Technologies,
       Inc. (a)...........               253          14,859                                         253          14,859
                                               -------------                 ------------                  -------------
                                                   4,881,561                      588,594                      5,470,155
                                               -------------                 ------------                  -------------
     AIR FREIGHT &
       LOGISTICS (0.2%)
     Dynamex, Inc. (a).....           18,604         467,519                                      18,604         467,519
     Pacer International,
       Inc. ..............            38,506         714,671                                      38,506         714,671
                                               -------------                                               -------------
                                                   1,182,190                                                   1,182,190
                                               -------------                                               -------------
     AIRLINES (0.1%)
     Republic Airways
       Holdings,
       Inc. (a)...........                                         26,000         438,360         26,000         438,360
                                                                             ------------                  -------------
     AUTO COMPONENTS (1.4%)
     Aftermarket Technology
       Corp. (a)..........            25,881         592,934                                      25,881         592,934
     American Axel &
       Manufacturing
       Holdings, Inc. ....                                         21,200         426,968         21,200         426,968
     Amerigon, Inc. (a)....           24,124         354,140                                      24,124         354,140
     ArvinMeritor,
       Inc. (b)...........                                         37,000         552,780         37,000         552,780
     Cooper Tire & Rubber
       Co. ...............            88,758       1,166,280                                      88,758       1,166,280
     Lear Corp. (a)........          118,690       3,390,973                                     118,690       3,390,973
     Raser Technologies,
       Inc. (a)(b)........            57,748         627,143                                      57,748         627,143
                                               -------------                 ------------                  -------------
                                                   6,131,470                      979,748                      7,111,218
                                               -------------                 ------------                  -------------
     BEVERAGES (0.1%)
     Central European
       Distribution
       Corp. (a)(b).......            10,349         630,461                                      10,349         630,461
                                               -------------                                               -------------
     BIOTECHNOLOGY (0.9%)
     Applera
       Corp. -- Celera
       Group (a)..........           118,261       1,582,332                                     118,261       1,582,332
     Emergent Biosolutions,
       Inc. (a)...........            19,326         181,858                                      19,326         181,858
     Ligand
       Pharmaceuticals,
       Inc. Class B (a)...           152,824         618,937                                     152,824         618,937
     Martek
       Bioscience-
       s (a)(b)...........            49,822       1,756,724                                      49,822       1,756,724
     Telik, Inc. (a)(b)....          167,719         353,887                                     167,719         353,887
                                               -------------                                               -------------
                                                   4,493,738                                                   4,493,738
                                               -------------                                               -------------

                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     BUILDING PRODUCTS
       (0.3%)
     NCI Building Systems,
       Inc. (a)(b)........                                         17,000    $    410,380         17,000   $     410,380
     Simpson Manufacturing
       Co., Inc. (b)......                                         21,300         562,107         21,300         562,107
     Universal Forest
       Products, Inc. ....                                         13,100         454,701         13,100         454,701
                                                                             ------------                  -------------
                                                                                1,427,188                      1,427,188
                                                                             ------------                  -------------
     CAPITAL MARKETS (1.6%)
     Capital Southwest
       Corp. (b)..........             8,415   $   1,000,880                                       8,415       1,000,880
     Epoch Holding Corp. ..            9,728         115,666                                       9,728         115,666
     GFI Group, Inc. ......            5,000          58,750                                       5,000          58,750
     Hercules Technology
       Growth Capital,
       Inc. ..............           173,437       1,760,386       69,600         706,440        243,037       2,466,826
     KBW, Inc. (a)(b)......                                        27,000         640,980         27,000         640,980
     Knight Capital Group,
       Inc. Class A (a)...                                         46,000         860,660         46,000         860,660
     Kohlberg Capital
       Corp. (b)..........            32,986         331,179                                      32,986         331,179
     MCG Capital Corp. ....          202,643       1,552,245                                     202,643       1,552,245
     NGP Capital Resources
       Co. (b)............                                         50,500         814,565         50,500         814,565
     Prospect Capital
       Corp. (b)..........                                         25,300         375,452         25,300         375,452
                                               -------------                 ------------                  -------------
                                                   4,819,106                    3,398,097                      8,217,203
                                               -------------                 ------------                  -------------
     CHEMICALS (2.4%)
     Flotek Industries,
       Inc. (a)(b)........            61,803       1,156,952                                      61,803       1,156,952
     Innospec, Inc. (b)....           80,079       1,632,811                                      80,079       1,632,811
     Koppers Holdings,
       Inc. ..............            18,463         894,348                                      18,463         894,348
     LSB Industries,
       Inc. (a)(b)........            25,253         386,623                                      25,253         386,623
     Olin Corp. ...........           23,873         481,518       32,000         645,440         55,873       1,126,958
&    OM Group, Inc. (a)....           92,774       5,080,304                                      92,774       5,080,304
     Spartech Corp. .......           35,211         314,786                                      35,211         314,786
     Tronox, Inc. Class A..                                        55,100         176,320         55,100         176,320
     W.R. Grace & Co. (a)..           48,735       1,235,920                                      48,735       1,235,920
     Westlake Chemical
       Corp. (b)..........                                         21,000         350,910         21,000         350,910
     Zoltek Cos.,
       Inc. (a)(b)........             7,466         199,118                                       7,466         199,118
                                               -------------                 ------------                  -------------
                                                  11,382,380                    1,172,670                     12,555,050
                                               -------------                 ------------                  -------------
     COMMERCIAL BANKS
       (9.4%)
     1st Source Corp. .....           20,148         399,333                                      20,148         399,333
     Ameris Bancorp........           47,008         704,180                                      47,008         704,180
     Arrow Financial
       Corp. .............            12,522         291,262                                      12,522         291,262
     BancFirst Corp. ......           32,382       1,416,065                                      32,382       1,416,065
     Banco Latinoamericano
       de Exportaciones
       S.A. ..............           181,441       3,411,091                                     181,441       3,411,091
     Bank of Granite
       Corp. .............            19,032         199,836                                      19,032         199,836
     Banner Corp. .........           18,767         405,367                                      18,767         405,367

                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     Camden National
       Corp. .............             7,086   $     235,113                                       7,086   $     235,113
     Center Financial
       Corp. .............                                         40,900    $    425,769         40,900         425,769
     Chemical Financial
       Corp. (b)..........            22,353         542,731                                      22,353         542,731
     City Holding Co. .....           67,284       2,797,669                                      67,284       2,797,669
     Columbia Bancorp, OR..            7,487          77,640                                       7,487          77,640
     Community
       Bancorp/NV (a)(b)..            46,504         516,194                                      46,504         516,194
     Community Bank System,
       Inc. (b)...........            91,510       2,332,590                                      91,510       2,332,590
     Community Trust
       Bancorp, Inc. .....            22,549         677,823                                      22,549         677,823
     F.N.B. Corp. (b)......                                        42,177         652,056         42,177         652,056
     First Bancorp North
       Carolina...........            21,685         408,112                                      21,685         408,112
     First Commonwealth
       Financial
       Corp. (b)..........                                         53,600         667,320         53,600         667,320
     First Community
       Bancorp............                                         20,900         449,141         20,900         449,141
     First Community
       Bancshares,
       Inc. (b)...........            32,510       1,086,484                                      32,510       1,086,484
     First Financial
       Bankshares,
       Inc. (b)...........            16,070         722,989                                      16,070         722,989
     First Financial Corp.,
       IN (b).............            12,724         404,623                                      12,724         404,623
     First Merchants
       Corp. .............            94,382       2,413,348                                      94,382       2,413,348
     First Regional
       Bancorp (a)........            17,053         253,237       28,700         426,195         45,753         679,432
     Great Southern
       Bancorp, Inc. (b)..            23,581         355,601                                      23,581         355,601
     Greene County
       Bancshares,
       Inc. (b)...........            18,300         366,549                                      18,300         366,549
     Hancock Holding
       Co. (b)............             6,158         254,141                                       6,158         254,141
     Heartland Financial
       USA, Inc. .........             2,601          58,523                                       2,601          58,523
     Horizon Financial
       Corp. (b)..........            35,283         433,275                                      35,283         433,275
     Independent Bank
       Corp. .............            17,075         499,102       22,965         671,267         40,040       1,170,369
     Intervest Bancshares
       Corp. .............            23,905         247,178                                      23,905         247,178
     Lakeland Financial
       Corp. (b)..........            33,435         778,701       30,700         715,003         64,135       1,493,704
     MainSource Financial
       Group, Inc. .......            14,559         215,619                                      14,559         215,619
     Mercantile Bank
       Corp. .............             2,992          29,800                                       2,992          29,800
     MetroCorp Bancshares,
       Inc. ..............             4,937          64,230                                       4,937          64,230
     National Penn
       Bancshares, Inc. ..            36,651         611,705                                      36,651         611,705
     Old National
       Bancorp (b)........                                         33,800         578,318         33,800         578,318
     Oriental Financial
       Group, Inc. .......           194,375       3,654,250                                     194,375       3,654,250
     Pacific Capital
       Bancorp (b)........            35,580         725,120                                      35,580         725,120
     Peoples Bancorp,
       Inc. ..............            12,887         312,768                                      12,887         312,768
     Preferred Bank........           42,216         494,349                                      42,216         494,349
     PremierWest
       Bancorp (b)........            16,778         155,197                                      16,778         155,197
     Renasant Corp. .......           30,102         697,463                                      30,102         697,463
     Sandy Spring Bancorp,
       Inc. (b)...........                                         26,900         685,950         26,900         685,950
     Seacoast Banking Corp.
       of Florida (b).....            17,717         186,206                                      17,717         186,206

                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     Shore Bancshares,
       Inc. ..............             1,342   $      30,531                                       1,342   $      30,531
     Simmons First National
       Corp. Class A (b)..            20,888         668,625       27,500    $    880,275         48,388       1,548,900
     Southside Bancshares,
       Inc. (b)...........             8,720         210,420                                       8,720         210,420
     Southwest Bancorp,
       Inc. ..............            39,312         691,891                                      39,312         691,891
     StellarOne Corp. .....           12,709         204,742                                      12,709         204,742
     Sterling Financial
       Corp. .............            82,281       1,004,651                                      82,281       1,004,651
     Susquehanna
       Bancshares, Inc. ..           131,849       2,622,477                                     131,849       2,622,477
     Taylor Capital Group,
       Inc. ..............            23,572         351,694                                      23,572         351,694
     Tompkins Financial
       Corp. .............             8,742         422,851                                       8,742         422,851
     Trico Bancshares......            2,643          44,957                                       2,643          44,957
     Trustmark Corp. ......           63,695       1,387,277                                      63,695       1,387,277
     UMB Financial Corp. ..           47,136       2,339,831                                      47,136       2,339,831
     Union Bankshares
       Corp. .............            10,674         204,514                                      10,674         204,514
     Univest Corp. of
       Pennsylvania.......             6,456         165,403                                       6,456         165,403
     W Holding Co.,
       Inc. (b)...........           188,446         197,868                                     188,446         197,868
     Washington Trust
       Bancorp, Inc. .....            14,984         362,313                                      14,984         362,313
     Westamerica
       Bancorp (b)........            22,379       1,307,829                                      22,379       1,307,829
     Wilshire Bancorp,
       Inc. ..............            69,269         570,777                                      69,269         570,777
                                               -------------                 ------------                  -------------
                                                  42,224,115                    6,151,294                     48,375,409
                                               -------------                 ------------                  -------------
     COMMERCIAL SERVICES &
       SUPPLIES (3.7%)
     ABM Industries,
       Inc. ..............           155,619       3,258,662                                     155,619       3,258,662
     Bowne & Co., Inc. ....          114,994       1,913,500                                     114,994       1,913,500
     Casella Waste Systems,
       Inc. Class A (a)...                                         44,800         477,568         44,800         477,568
     CBIZ, Inc. (a)(b).....          123,265       1,093,361                                     123,265       1,093,361
     CDI Corp. ............           75,649       2,057,653                                      75,649       2,057,653
     COMSYS IT Partners,
       Inc. (a)...........            25,300         206,954                                      25,300         206,954
     Consolidated Graphics,
       Inc. (a)...........            44,971       2,615,963                                      44,971       2,615,963
     Deluxe Corp. .........           54,022       1,148,508                                      54,022       1,148,508
     Diamond Management
       Consultants, Inc.
       & Technology.......            50,897         313,017                                      50,897         313,017
     GeoEye, Inc. (a)......           19,503         449,154                                      19,503         449,154
     IKON Office Solutions,
       Inc. ..............            55,977         612,948                                      55,977         612,948
     PHH Corp. (a).........           51,433       1,009,630                                      51,433       1,009,630
     Spherion Corp. (a)....          122,766         606,464                                     122,766         606,464
     Standard Parking
       Corp. (a)..........            49,107       1,052,363                                      49,107       1,052,363
     Standard Register Co.
       (The)..............            12,579         119,249                                      12,579         119,249
     TrueBlue, Inc. (a)....                                        32,700         416,271         32,700         416,271
     Viad Corp. ...........           50,453       1,587,251                                      50,453       1,587,251
                                               -------------                 ------------                  -------------
                                                  18,044,677                      893,839                     18,938,516
                                               -------------                 ------------                  -------------

                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     COMMUNICATIONS
       EQUIPMENT (0.3%)
     Avocent Corp. (a).....           57,283   $   1,117,591                                      57,283   $   1,117,591
     Mastec, Inc. (a)......                                        48,500    $    397,215         48,500         397,215
     MRV Communications,
       Inc. (a)...........            91,393         143,487                                      91,393         143,487
                                               -------------                 ------------                  -------------
                                                   1,261,078                      397,215                      1,658,293
                                               -------------                 ------------                  -------------
     COMPUTERS &
       PERIPHERALS (1.2%)
     Electronics for
       Imaging,
       Inc. (a)(b)........           144,426       2,082,623                                     144,426       2,082,623
     Imation Corp. (b).....           39,519         923,954                                      39,519         923,954
     Novatel Wireless,
       Inc. (a)...........            46,084         411,069                                      46,084         411,069
     Palm, Inc. (b)........          191,360       1,102,234                                     191,360       1,102,234
     Quantum Corp. (a).....          734,492       1,285,361                                     734,492       1,285,361
     Silicon Graphics,
       Inc. (a)(b)........            16,000         172,800                                      16,000         172,800
                                               -------------                                               -------------
                                                   5,978,041                                                   5,978,041
                                               -------------                                               -------------
     CONSTRUCTION &
       ENGINEERING (0.4%)
     EMCOR Group,
       Inc. (a)...........            20,261         507,741                                      20,261         507,741
     Michael Baker
       Corp. (a)..........             8,213         172,966                                       8,213         172,966
     Northwest Pipe
       Co. (a)(b).........                                         18,200         773,864         18,200         773,864
     Perini Corp. (a)......           14,389         520,594                                      14,389         520,594
                                               -------------                 ------------                  -------------
                                                   1,201,301                      773,864                      1,975,165
                                               -------------                 ------------                  -------------
     CONSUMER FINANCE
       (1.0%)
     Cardtronics,
       Inc. (a)...........             2,052          17,011                                       2,052          17,011
     Cash America
       International,
       Inc. ..............            83,292       3,397,481                                      83,292       3,397,481
     EZCORP, Inc. Class
       A (a)..............            95,203       1,155,764       40,800         495,312        136,003       1,651,076
     QC Holdings, Inc. ....           13,489         118,299                                      13,489         118,299
                                               -------------                 ------------                  -------------
                                                   4,688,555                      495,312                      5,183,867
                                               -------------                 ------------                  -------------
     CONTAINERS & PACKAGING
       (1.3%)
     Chesapeake Corp. (a)..                                        51,600         226,008         51,600         226,008
     Myers Industries,
       Inc. ..............            64,557         812,127                                      64,557         812,127
     Rock-Tenn Co. Class
       A..................            70,248       2,383,515       20,600         698,958         90,848       3,082,473
     Silgan Holdings,
       Inc. ..............            43,554       2,320,557                                      43,554       2,320,557
                                               -------------                 ------------                  -------------
                                                   5,516,199                      924,966                      6,441,165
                                               -------------                 ------------                  -------------
     DISTRIBUTORS (0.1%)
     Building Materials
       Holding Corp. (b)..            19,967          93,046                                      19,967          93,046
     LKQ Corp. (a).........            7,366         160,284                                       7,366         160,284
                                               -------------                                               -------------
                                                     253,330                                                     253,330
                                               -------------                                               -------------

                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     DIVERSIFIED CONSUMER
       SERVICES (2.0%)
     Bright Horizons Family
       Solutions,
       Inc. (a)...........            25,454   $   1,206,774                                      25,454   $   1,206,774
     Capella Education
       Co. (a)(b).........            24,895       1,605,479                                      24,895       1,605,479
     Coinstar, Inc. (a)....           27,082         863,645                                      27,082         863,645
     DeVry, Inc. ..........           43,875       2,500,875                                      43,875       2,500,875
     Matthews International
       Corp. Class A......             2,389         118,112                                       2,389         118,112
     Pre-Paid Legal
       Services,
       Inc. (a)...........                                         10,000    $    437,400         10,000         437,400
     Stewart Enterprises,
       Inc. Class A.......            88,089         601,648                                      88,089         601,648
     Strayer Education,
       Inc. ..............            16,070       2,984,038                                      16,070       2,984,038
                                               -------------                 ------------                  -------------
                                                   9,880,571                      437,400                     10,317,971
                                               -------------                 ------------                  -------------
     DIVERSIFIED FINANCIAL
       SERVICES (0.3%)
     Ampal American Israel
       Class A (a)(b).....            11,156          68,833                                      11,156          68,833
     Compass Diversified
       Holdings...........            49,416         605,840                                      49,416         605,840
     Medallion Financial
       Corp. .............                                         43,900         373,589         43,900         373,589
     Primus Guaranty,
       Ltd. (a)(b)........           138,679         618,508                                     138,679         618,508
                                               -------------                 ------------                  -------------
                                                   1,293,181                      373,589                      1,666,770
                                               -------------                 ------------                  -------------
     DIVERSIFIED
       TELECOMMUNICATION
       SERVICES (2.0%)
     Atlantic Tele-Network,
       Inc. ..............            36,690       1,142,160                                      36,690       1,142,160
     Cincinnati Bell,
&      Inc. (a)...........           953,048       4,422,143                                     953,048       4,422,143
     Consolidated
       Communications
       Holdings, Inc. ....                                         35,200         503,360         35,200         503,360
     Iowa
       Telecommunications
       Services,
       Inc. (b)...........                                         25,000         433,000         25,000         433,000
     NTELOS Holdings
       Corp. .............            77,335       2,001,430                                      77,335       2,001,430
     Premiere Global
       Services,
       Inc. (a)...........           125,297       1,819,312                                     125,297       1,819,312
                                               -------------                 ------------                  -------------
                                                   9,385,045                      936,360                     10,321,405
                                               -------------                 ------------                  -------------
     ELECTRIC UTILITIES
       (3.8%)
     ALLETE, Inc. (b)......           84,067       3,511,479                                      84,067       3,511,479
     Central Vermont Public
       Service Corp. (b)..            22,411         522,176                                      22,411         522,176
     El Paso Electric
       Co. (a)............           117,550       2,653,104                                     117,550       2,653,104
     Empire District
       Electric Co.
       (The)..............            26,669         555,515       25,500         531,165         52,169       1,086,680
     IDACORP, Inc. (b).....                                        17,600         570,944         17,600         570,944
     MGE Energy, Inc. .....                                        20,000         695,800         20,000         695,800
     Portland General
       Electric Co. ......           151,245       3,629,880       20,900         501,600        172,145       4,131,480

                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     Sierra Pacific
       Resources..........           105,826   $   1,442,408                                     105,826   $   1,442,408
     UniSource Energy
       Corp. .............                                         17,700    $    552,948         17,700         552,948
&    Westar Energy, Inc. ..          194,478       4,509,945                                     194,478       4,509,945
                                               -------------                 ------------                  -------------
                                                  16,824,507                    2,852,457                     19,676,964
                                               -------------                 ------------                  -------------
     ELECTRICAL EQUIPMENT
       (0.9%)
     GrafTech
       International,
&      Ltd. (a)...........           248,726       4,887,466                                     248,726       4,887,466
                                               -------------                                               -------------
     ELECTRONIC EQUIPMENT &
       INSTRUMENTS (2.9%)
     Agilysys, Inc. .......           52,001         569,931                                      52,001         569,931
     Anixter International,
       Inc. (a)(b)........            31,938       1,819,508                                      31,938       1,819,508
     CTS Corp. ............           20,943         235,609                                      20,943         235,609
     Insight Enterprises,
       Inc. (a)...........           145,782       1,758,131       24,900         300,294        170,682       2,058,425
     Kemet Corp. (a).......            2,394           9,744                                       2,394           9,744
     Methode Electronics,
       Inc. ..............            10,398         112,714                                      10,398         112,714
     MTS Systems Corp. ....              721          24,788                                         721          24,788
     Multi-Fineline
       Electronix,
       Inc. (a)(b)........             6,957         131,487                                       6,957         131,487
     Newport Corp. (a).....           34,204         393,688                                      34,204         393,688
     Park Electrochemical
       Corp. (b)..........            80,555       2,183,041       27,500         745,250        108,055       2,928,291
     Plexus Corp. (a)......           87,906       2,117,656                                      87,906       2,117,656
     ScanSource, Inc. (a)..           11,935         298,017       21,300         531,861         33,235         829,878
     SYNNEX Corp. (a)......                                        28,300         675,804         28,300         675,804
     Technitrol, Inc. .....          103,607       2,175,747       21,500         451,500        125,107       2,627,247
     Zygo Corp. (a)........                                        44,200         515,372         44,200         515,372
                                               -------------                 ------------                  -------------
                                                  11,830,061                    3,220,081                     15,050,142
                                               -------------                 ------------                  -------------
     ENERGY EQUIPMENT &
       SERVICES (3.7%)
     Basic Energy Services,
       Inc. (a)...........                                         35,200         816,640         35,200         816,640
     Bristow Group,
       Inc. (a)...........            35,599       1,877,847                                      35,599       1,877,847
     Bronco Drilling Co.,
       Inc. (a)(b)........            66,057       1,136,180                                      66,057       1,136,180
     Complete Production
       Services,
       Inc. (a)...........                                         36,600         988,566         36,600         988,566
     Dawson Geophysical
       Co. (a)............            38,350       2,774,239                                      38,350       2,774,239
     Gulfmark Offshore,
       Inc. (a)...........            63,694       3,808,901                                      63,694       3,808,901
     Hornbeck Offshore
       Services,
       Inc. (a)(b)........            24,128       1,203,263                                      24,128       1,203,263
     Oil States
       International,
       Inc. (a)(b)........            39,659       1,985,330                                      39,659       1,985,330
     T-3 Energy Services,
       Inc. (a)...........            13,755         726,264                                      13,755         726,264
     Trico Marine Services,
       Inc. (a)(b)........            71,341       2,688,842                                      71,341       2,688,842
     W-H Energy Services,
       Inc. (a)...........            11,957         924,157                                      11,957         924,157
                                               -------------                 ------------                  -------------
                                                  17,125,023                    1,805,206                     18,930,229
                                               -------------                 ------------                  -------------

                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     FOOD & STAPLES
       RETAILING (0.8%)
     Great Atlantic &
       Pacific Tea Co.,
       Inc. (The) (a)(b)..                                         23,200    $    638,464         23,200   $     638,464
     Ingles Markets, Inc.
       Class A............            26,959   $     615,204                                      26,959         615,204
     Longs Drug Stores
       Corp. .............            14,304         573,018                                      14,304         573,018
     Village Super Market..            1,672          78,734                                       1,672          78,734
     Winn-Dixie Stores,
       Inc. (a)(b)........           115,463       2,047,159                                     115,463       2,047,159
                                               -------------                 ------------                  -------------
                                                   3,314,115                      638,464                      3,952,579
                                               -------------                 ------------                  -------------
     FOOD PRODUCTS (3.0%)
     Cal-Maine Foods,
       Inc. (b)...........           134,414       3,971,934                                     134,414       3,971,934
     Chiquita Brands
       International,
       Inc. (a)(b)........           185,216       4,213,664                                     185,216       4,213,664
     Fresh Del Monte
       Produce, Inc. (a)..           117,410       3,720,723                                     117,410       3,720,723
     Imperial Sugar
       Co. (b)............            57,122         900,814                                      57,122         900,814
     Reddy Ice Holdings,
       Inc. (b)...........            42,543         563,269                                      42,543         563,269
     Seaboard Corp. (b)....            1,283       2,155,440                                       1,283       2,155,440
                                               -------------                                               -------------
                                                  15,525,844                                                  15,525,844
                                               -------------                                               -------------
     GAS UTILITIES (1.2%)
     Laclede Group, Inc.
       (The)..............                                         25,100         949,282         25,100         949,282
     New Jersey Resources
       Corp. (b)..........            26,767         852,513                                      26,767         852,513
     Nicor, Inc. (b).......           13,716         481,706                                      13,716         481,706
     WGL Holdings, Inc. ...          118,861       3,898,641                                     118,861       3,898,641
                                               -------------                 ------------                  -------------
                                                   5,232,860                      949,282                      6,182,142
                                               -------------                 ------------                  -------------
     HEALTH CARE EQUIPMENT
       & SUPPLIES (1.2%)
     Align Technology,
       Inc. (a)(b)........            53,948         662,481                                      53,948         662,481
     CONMED Corp. (a)......           19,084         487,024                                      19,084         487,024
     Invacare Corp. .......                                        26,000         469,040         26,000         469,040
     Inverness Medical
       Innovations,
       Inc. (a)(b)........            46,711       1,728,307                                      46,711       1,728,307
     STERIS Corp. .........           38,068       1,054,864                                      38,068       1,054,864
     Zoll Medical
       Corp. (a)..........            45,951       1,533,844                                      45,951       1,533,844
                                               -------------                 ------------                  -------------
                                                   5,466,520                      469,040                      5,935,560
                                               -------------                 ------------                  -------------
     HEALTH CARE PROVIDERS
       & SERVICES (2.1%)
     AMERIGROUP Corp. (a)..           27,585         716,934                                      27,585         716,934
     AMN Healthcare
       Services,
       Inc. (a)...........             4,386          63,992                                       4,386          63,992
     AmSurg Corp. (a)......           12,996         331,918                                      12,996         331,918
     Centene Corp. (a).....           78,341       1,439,124                                      78,341       1,439,124
     Cross Country
       Healthcare,
       Inc. (a)...........           108,702       1,300,076                                     108,702       1,300,076
     HealthExtras,
       Inc. (a)...........            37,604       1,061,185                                      37,604       1,061,185

                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     Kindred Healthcare,
       Inc. (a)...........            74,963   $   1,778,872                                      74,963   $   1,778,872
     Magellan Health
       Services,
       Inc. (a)...........            20,850         804,602                                      20,850         804,602
     MedCath Corp. (a).....            4,452          82,629                                       4,452          82,629
     Molina Healthcare,
       Inc. (a)(b)........            52,283       1,298,187                                      52,283       1,298,187
     MWI Veterinary Supply,
       Inc. (a)...........            26,242         904,562                                      26,242         904,562
     RehabCare Group,
       Inc. (a)...........            10,612         180,404                                      10,612         180,404
     Res-Care, Inc. (a)....           44,681         727,854                                      44,681         727,854
                                               -------------                                               -------------
                                                  10,690,339                                                  10,690,339
                                               -------------                                               -------------
     HEALTH CARE TECHNOLOGY
       (0.4%)
     Allscripts Healthcare
       Solutions,
       Inc. (a)(b)........           184,775       2,062,089                                     184,775       2,062,089
                                               -------------                                               -------------
     HOTELS, RESTAURANTS &
       LEISURE (1.5%)
     Ameristar Casinos,
       Inc. (b)...........                                         24,700    $    424,099         24,700         424,099
     Bally Technologies,
       Inc. (a)(b)........            57,956       1,952,538                                      57,956       1,952,538
     Bob Evans Farms,
       Inc. ..............            19,929         559,407                                      19,929         559,407
     Domino's Pizza,
       Inc. ..............                                         45,500         604,240         45,500         604,240
     Jack in the Box,
       Inc. (a)...........            82,729       2,213,001                                      82,729       2,213,001
     Luby's, Inc. (a)......                                        68,000         510,680         68,000         510,680
     Papa John's
       International,
       Inc. (a)(b)........            56,504       1,525,608                                      56,504       1,525,608
                                               -------------                 ------------                  -------------
                                                   6,250,554                    1,539,019                      7,789,573
                                               -------------                 ------------                  -------------
     HOUSEHOLD DURABLES
       (1.8%)
     American Greetings
       Corp. Class A......           104,927       1,878,193                                     104,927       1,878,193
     Avatar Holdings,
       Inc. (a)(b)........             3,560         145,462                                       3,560         145,462
     Beazer Homes USA,
       Inc. (b)...........            18,654         206,500                                      18,654         206,500
     CSS Industries,
       Inc. ..............             6,294         196,813                                       6,294         196,813
     Furniture Brands
       International,
       Inc. (b)...........                                         20,400         276,420         20,400         276,420
     Hooker Furniture
       Corp. .............                                         27,600         578,772         27,600         578,772
     National Presto
       Industries, Inc. ..            25,063       1,358,164                                      25,063       1,358,164
     Tarragon Corp. (a)....           67,527         164,766                                      67,527         164,766
     Tempur-Pedic
       International,
       Inc. (b)...........            45,894         509,882                                      45,894         509,882
     Tupperware Brands
       Corp. .............            95,349       3,756,751                                      95,349       3,756,751
                                               -------------                 ------------                  -------------
                                                   8,216,531                      855,192                      9,071,723
                                               -------------                 ------------                  -------------
     INDUSTRIAL
       CONGLOMERATES
       (0.2%)
     Walter Industries,
       Inc. ..............                                         12,800         887,808         12,800         887,808
                                                                             ------------                  -------------

                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     INSURANCE (6.5%)
     Aspen Insurance
       Holdings,
&      Ltd. (b)...........           169,513   $   4,405,643                                     169,513   $   4,405,643
     First Mercury
       Financial
       Corp. (a)..........             9,119         144,080                                       9,119         144,080
     FPIC Insurance Group,
       Inc. (a)...........             3,817         177,605                                       3,817         177,605
     Hallmark Financial
       Services,
       Inc. (a)...........            18,351         198,741                                      18,351         198,741
     Horace Mann Educators
       Corp. .............            56,349         953,425                                      56,349         953,425
     Infinity Property &
       Casualty Corp. ....                                         14,000    $    542,640         14,000         542,640
     IPC Holdings, Ltd. ...          139,729       4,067,511                                     139,729       4,067,511
     LandAmerica Financial
       Group, Inc. (b)....            75,900       2,178,330                                      75,900       2,178,330
     Max Capital Group,
       Ltd. ..............           141,823       3,320,076                                     141,823       3,320,076
     Odyssey Re Holdings
       Corp. .............            90,754       3,247,178                                      90,754       3,247,178
     Phoenix Cos., Inc.
&      (The)..............           360,028       4,680,364                                     360,028       4,680,364
     Platinum Underwriters
       Holdings, Ltd. ....           121,965       4,374,885                                     121,965       4,374,885
     Presidential Life
       Corp. .............                                         31,100         527,456         31,100         527,456
     RLI Corp. ............                                        11,800         566,400         11,800         566,400
     Safety Insurance
       Group, Inc. .......            19,082         685,044                                      19,082         685,044
     Security Capital
       Assurance, Ltd. ...            19,692          19,692                                      19,692          19,692
     Selective Insurance
       Group, Inc. .......                                         17,137         365,361         17,137         365,361
     United America
       Indemnity, Ltd.
       Class A (a)........            21,929         339,022                                      21,929         339,022
     Zenith National
       Insurance Corp. ...            73,740       2,738,704                                      73,740       2,738,704
                                               -------------                 ------------                  -------------
                                                  31,530,300                    2,001,857                     33,532,157
                                               -------------                 ------------                  -------------
     INTERNET & CATALOG
       RETAIL (0.9%)
     Gaiam, Inc. (a).......           12,044         211,974                                      12,044         211,974
     Netflix, Inc. (a)(b)..                                        21,600         690,768         21,600         690,768
     Priceline.com,
       Inc. (a)(b)........            29,960       3,824,094                                      29,960       3,824,094
                                               -------------                 ------------                  -------------
                                                   4,036,068                      690,768                      4,726,836
                                               -------------                 ------------                  -------------
     INTERNET SOFTWARE &
       SERVICES (1.2%)
     CMGI, Inc. (a)........           62,801         868,538                                      62,801         868,538
     Infospace, Inc. ......           83,658       1,008,915                                      83,658       1,008,915
     Internap Network
       Services
       Corp. (a)..........            62,237         299,360                                      62,237         299,360
     Openwave Systems,
       Inc. ..............           387,261         828,739                                     387,261         828,739
     Perficient, Inc. (a)..           65,305         599,500                                      65,305         599,500
     S1 Corp. (a)..........          130,848         884,532                                     130,848         884,532

                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     Travelzoo, Inc. (a)...           23,025   $     256,499                                      23,025   $     256,499
     United Online, Inc. ..          157,449       1,681,555                                     157,449       1,681,555
                                               -------------                                               -------------
                                                   6,427,638                                                   6,427,638
                                               -------------                                               -------------
     IT SERVICES (1.6%)
     CIBER, Inc. (a).......          239,922       1,501,912                                     239,922       1,501,912
     CSG Systems
       International,
       Inc. (a)...........           183,096       2,215,462                                     183,096       2,215,462
     Global Cash Access,
       Inc. (a)...........           124,283         768,069                                     124,283         768,069
     infoUSA, Inc. ........                                        58,700    $    332,829         58,700         332,829
     MPS Group, Inc. (a)...          242,744       2,604,643                                     242,744       2,604,643
     TNS, Inc. (a).........                                        39,000         897,000         39,000         897,000
                                               -------------                 ------------                  -------------
                                                   7,090,086                    1,229,829                      8,319,915
                                               -------------                 ------------                  -------------
     LEISURE EQUIPMENT &
       PRODUCTS (0.1%)
     Arctic Cat, Inc. (b)..                                        34,100         258,478         34,100         258,478
     Sturm, Ruger & Co.,
       Inc. (a)...........            24,512         184,330                                      24,512         184,330
                                               -------------                 ------------                  -------------
                                                     184,330                      258,478                        442,808
                                               -------------                 ------------                  -------------
     LIFE SCIENCES TOOLS &
       SERVICES (0.3%)
     Albany Molecular
       Research (a).......            26,212         304,583                                      26,212         304,583
     Bio-Rad Laboratories,
       Inc. Class A  (a)..            10,001         833,583                                      10,001         833,583
     Varian, Inc. (a)......            4,508         229,592                                       4,508         229,592
                                               -------------                                               -------------
                                                   1,367,758                                                   1,367,758
                                               -------------                                               -------------
     MACHINERY (3.2%)
     Ampco-Pittsburgh
       Corp. .............             4,007         181,197                                       4,007         181,197
     Cascade Corp. ........           13,352         577,474                                      13,352         577,474
     Chart Industries,
       Inc. (a)...........            78,393       3,185,892                                      78,393       3,185,892
     Dynamic Materials
       Corp. .............            59,010       2,775,240                                      59,010       2,775,240
     Hardinge, Inc. .......           18,079         301,558                                      18,079         301,558
     L.B. Foster Co. Class
       A (a)..............            74,549       2,393,023                                      74,549       2,393,023
     Lindsay Corp. (b).....           31,680       3,298,522                                      31,680       3,298,522
     Miller Industries,
       Inc./TN (a)........                                         26,900         303,432         26,900         303,432
     NACCO Industries, Inc.
       Class A............            29,842       2,682,796                                      29,842       2,682,796
     Watts Water
       Technologies, Inc.
       Class A (b)........                                         23,500         631,445         23,500         631,445
     Xerium Technologies,
       Inc. (b)...........             9,091          15,364       69,600         117,624         78,691         132,988
                                               -------------                 ------------                  -------------
                                                  15,411,066                    1,052,501                     16,463,567
                                               -------------                 ------------                  -------------

                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     MARINE (0.5%)
     Genco Shipping &
       Trading, Ltd. (b)..                                         13,900    $    940,335         13,900   $     940,335
     TBS International,
       Ltd. (a)(b)........            45,746   $   1,838,074                                      45,746       1,838,074
                                               -------------                 ------------                  -------------
                                                   1,838,074                      940,335                      2,778,409
                                               -------------                 ------------                  -------------
     MEDIA (1.1%)
     Cinemark Holdings,
       Inc. (b)...........            13,984         207,103                                      13,984         207,103
     DG FastChannel,
       Inc. (a)(b)........            54,692       1,020,006                                      54,692       1,020,006
     Entravision
       Communications
       Corp. Class A (a)..            52,465         366,730                                      52,465         366,730
     Lin TV Corp. Class
       A (a)..............            49,617         497,162                                      49,617         497,162
     LodgeNet Interactive
       Corp. (a)(b).......                                         20,600         126,072         20,600         126,072
     Morningstar,
       Inc. (a)...........            31,573       1,830,603                                      31,573       1,830,603
     New Frontier Media,
       Inc. ..............                                         84,300         442,575         84,300         442,575
     Playboy Enterprises,
       Inc. Class B (a)...                                         68,900         576,004         68,900         576,004
     Sinclair Broadcast
       Group, Inc. Class
       A (b)..............                                         43,700         384,123         43,700         384,123
                                               -------------                 ------------                  -------------
                                                   3,921,604                    1,528,774                      5,450,378
                                               -------------                 ------------                  -------------
     METALS & MINING (1.1%)
     A.M. Castle & Co. ....           83,102       2,568,683                                      83,102       2,568,683
     Apex Silver Mines,
       Ltd. (a)(b)........             4,626          46,491                                       4,626          46,491
     Compass Minerals
       International,
       Inc. ..............             7,180         452,340                                       7,180         452,340
     Horsehead Holding
       Corp. (a)..........            14,088         197,514                                      14,088         197,514
     Kaiser Aluminum
       Corp. .............            10,776         739,557                                      10,776         739,557
     Royal Gold, Inc. .....            5,328         150,729                                       5,328         150,729
     Worthington
       Industries,
       Inc. (b)...........            56,595       1,019,276       37,800         680,778         94,395       1,700,054
                                               -------------                 ------------                  -------------
                                                   5,174,590                      680,778                      5,855,368
                                               -------------                 ------------                  -------------
     MULTILINE RETAIL
       (0.0%).............
     Tuesday Morning
       Corp. (a)(b).......                                         39,200         213,248         39,200         213,248
                                                                             ------------                  -------------
     OIL, GAS & CONSUMABLE
       FUELS (5.9%)
     Alpha Natural
       Resources,
       Inc. (a)...........                                         17,600         856,240         17,600         856,240
     Bois d'Arc Energy,
       Inc. (a)...........            68,972       1,648,431                                      68,972       1,648,431
     Brigham Exploration
       Co. (a)............                                         92,000         868,480         92,000         868,480
     Callon Petroleum
       Co. (a)............            26,800         536,000       44,900         898,000         71,700       1,434,000
     Clayton Williams
       Energy, Inc. (a)...             3,452         218,132                                       3,452         218,132
     Comstock Resources,
       Inc. (a)...........            21,877         995,185                                      21,877         995,185
     Contango Oil & Gas
       Co. (a)............            15,335       1,175,121                                      15,335       1,175,121
     Delek US Holdings,
       Inc. ..............            24,216         267,102                                      24,216         267,102
     Foundation Coal
       Holdings, Inc. ....                                         11,500         689,770         11,500         689,770

                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     Global Partners,
       L.P./MA (b)........                                         17,100    $    346,446         17,100   $     346,446
     Golar LNG, Ltd. (b)...           77,440   $   1,553,446                                      77,440       1,553,446
     International Coal
       Group,
       Inc. (a)(b)........           321,206       2,556,800                                     321,206       2,556,800
     Knightsbridge Tanker,
       Ltd. ..............            18,556         535,526                                      18,556         535,526
     Meridian Resource
       Corp. (a)..........            40,700          86,284                                      40,700          86,284
&    Penn Virginia Corp. ..           85,149       4,470,323        8,700         456,750         93,849       4,927,073
     RAM Energy Resources,
       Inc. (a)(b)........                                        150,500         760,025        150,500         760,025
     Rosetta Resources,
       Inc. (a)...........            51,000       1,111,290                                      51,000       1,111,290
     Stone Energy
&      Corp. (a)..........            76,992       4,691,892       13,200         804,408         90,192       5,496,300
     Swift Energy Co. (a)..           63,595       3,315,843                                      63,595       3,315,843
     VAALCO Energy,
       Inc. (a)...........            54,277         351,715                                      54,277         351,715
     Warren Resources,
       Inc. (a)(b)........            95,371       1,171,156                                      95,371       1,171,156
                                               -------------                 ------------                  -------------
                                                  24,684,246                    5,680,119                     30,364,365
                                               -------------                 ------------                  -------------
     PAPER & FOREST
       PRODUCTS (0.6%)
     Buckeye Technologies,
       Inc. (a)...........           288,487       2,489,643       47,300         408,199        335,787       2,897,842
     Neenah Paper, Inc. ...            5,482         125,976                                       5,482         125,976
                                               -------------                 ------------                  -------------
                                                   2,615,619                      408,199                      3,023,818
                                               -------------                 ------------                  -------------
     PERSONAL PRODUCTS
       (0.1%)
     American Oriental
       Bioengineering,
       Inc. (a)(b)........            20,478         196,998                                      20,478         196,998
     Prestige Brands
       Holdings,
       Inc. (a)(b)........                                         35,300         316,994         35,300         316,994
                                               -------------                 ------------                  -------------
                                                     196,998                      316,994                        513,992
                                               -------------                 ------------                  -------------
     PHARMACEUTICALS (0.4%)
     Obagi Medical
       Products,
       Inc. (a)...........            56,318         451,107                                      56,318         451,107
     Par Pharmaceutical
       Cos., Inc. (a).....            26,612         453,735                                      26,612         453,735
     ViroPharma,
       Inc. (a)(b)........           138,717       1,270,648                                     138,717       1,270,648
                                               -------------                                               -------------
                                                   2,175,490                                                   2,175,490
                                               -------------                                               -------------
     REAL ESTATE INVESTMENT
       TRUSTS (10.4%)
     Agree Realty Corp. ...           42,354       1,128,311                                      42,354       1,128,311
     Alesco Financial,
       Inc. ..............           152,199         525,087                                     152,199         525,087
     Anthracite Capital,
       Inc. (b)...........           330,174       2,575,357                                     330,174       2,575,357
     Anworth Mortgage Asset
       Corp. (b)..........           310,289       2,072,731                                     310,289       2,072,731
     Associated Estates
       Realty Corp. ......            73,289         886,797       54,100         654,610        127,389       1,541,407
     CBRE Realty Finance,
       Inc. ..............             8,497          32,968                                       8,497          32,968
     Chimera Investment
       Corp. .............           127,914       1,774,167                                     127,914       1,774,167
     Crystal River Capital,
       Inc. (b)...........                                         21,900         180,675         21,900         180,675
     Deerfield Capital
       Corp. .............                 1               1                                           1               1

                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     DiamondRock
       Hospitality Co. ...           288,375   $   3,676,781                                     288,375   $   3,676,781
     Dupont Fabros
       Technology.........           107,269       1,930,842                                     107,269       1,930,842
     Equity One, Inc. (b)..           68,347       1,688,171                                      68,347       1,688,171
     Extra Space Storage,
       Inc. ..............            33,833         569,409                                      33,833         569,409
     FelCor Lodging Trust,
       Inc. ..............                                         29,690    $    373,797         29,690         373,797
     First Industrial
       Realty Trust,
       Inc. (b)...........            22,769         687,852                                      22,769         687,852
     Franklin Street
       Properties
       Corp. (b)..........            26,031         384,478                                      26,031         384,478
     Friedman, Billings,
       Ramsey Group,
       Inc. ..............           233,713         581,945                                     233,713         581,945
     Class A GMH
       Communities Trust..            63,694         601,271                                      63,694         601,271
     Investors Real Estate
       Trust (b)..........           139,773       1,425,685                                     139,773       1,425,685
     JER Investors Trust,
       Inc. (b)...........                                         40,800         314,160         40,800         314,160
     LaSalle Hotel
&      Properties.........           153,678       4,928,453                                     153,678       4,928,453
     Lexington Realty
       Trust (b)..........            96,682       1,392,221                                      96,682       1,392,221
     National Health
       Investors, Inc. ...            93,663       2,865,151                                      93,663       2,865,151
     National Retail
       Properties,
&      Inc. (b)...........           205,398       4,705,668                                     205,398       4,705,668
     Nationwide Health
       Properties,
       Inc. (b)...........           114,000       4,106,280                                     114,000       4,106,280
     Newcastle Investment
       Corp. (b)..........                                         17,400         172,086         17,400         172,086
     NorthStar Realty
       Finance Corp. (b)..                                         29,700         307,989         29,700         307,989
     OMEGA Healthcare
       Investors,
       Inc. (b)...........           205,376       3,594,080                                     205,376       3,594,080
     Parkway Properties,
       Inc. ..............            15,180         602,039       14,600         579,036         29,780       1,181,075
     Potlatch Corp. .......           81,623       3,657,527                                      81,623       3,657,527
     Ramco-Gershenson
       Properties Trust...            41,930         942,167                                      41,930         942,167
     Resource Capital
       Corp. (b)..........                                         26,100         226,809         26,100         226,809
     Saul Centers, Inc. ...            9,159         457,034       16,500         823,350         25,659       1,280,384
     U-Store-It Trust......          171,907       2,074,917                                     171,907       2,074,917
     Winthrop Realty Trust,
       Inc. ..............            14,740          64,119                                      14,740          64,119
                                               -------------                 ------------                  -------------
                                                  49,931,509                    3,632,512                     53,564,021
                                               -------------                 ------------                  -------------
     REAL ESTATE MANAGEMENT
       & DEVELOPMENT
       (0.2%)
     Grubb & Ellis Co. ....           27,810         170,753                                      27,810         170,753
     Tejon Ranch (a)(b)....           14,592         616,658                                      14,592         616,658
                                               -------------                                               -------------
                                                     787,411                                                     787,411
                                               -------------                                               -------------
     ROAD & RAIL (0.5%)
     Frozen Food Express
       Industries, Inc. ..                                         59,500         453,390         59,500         453,390
     Genesee & Wyoming,
       Inc. Class A (a)...            16,956         604,990                                      16,956         604,990

                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     Old Dominion Freight
       Line, Inc. (a).....                                         15,800    $    485,060         15,800   $     485,060
     P.A.M. Transportation
       Services,
       Inc. (a)...........                                         27,800         395,872         27,800         395,872
     Werner Enterprises,
       Inc. (b)...........                                         26,108         507,801         26,108         507,801
                                               -------------                 ------------                  -------------
                                               $     604,990                    1,842,123                      2,447,113
                                               -------------                 ------------                  -------------
     SEMICONDUCTORS &
       SEMICONDUCTOR
       EQUIPMENT (1.9%)
     Brooks Automation,
       Inc. (a)...........           224,236       2,323,085                                     224,236       2,323,085
     Kulicke & Soffa
       Industries,
       Inc. (a)(b)........           251,797       1,659,342                                     251,797       1,659,342
     MKS Instruments,
       Inc. (a)...........           132,028       3,016,840                                     132,028       3,016,840
     OmniVision
       Technologies,
       Inc. (a)(b)........             9,662         154,978                                       9,662         154,978
     Pericom Semiconductor
       Corp. (a)..........            15,122         257,679                                      15,122         257,679
     Rudolph Technologies,
       Inc. (a)...........                                         39,600         402,336         39,600         402,336
     Silicon Image,
       Inc. (a)...........            51,934         310,046                                      51,934         310,046
     Trident Microsystems,
       Inc. (a)...........           374,663       1,626,037                                     374,663       1,626,037
                                               -------------                 ------------                  -------------
                                                   9,348,007                      402,336                      9,750,343
                                               -------------                 ------------                  -------------
     SOFTWARE (0.4%)
     Mentor Graphics
       Corp. (a)..........           170,031       1,712,212                                     170,031       1,712,212
     Quality Systems,
       Inc. (b)...........            18,759         602,539                                      18,759         602,539
                                               -------------                                               -------------
                                                   2,314,751                                                   2,314,751
                                               -------------                                               -------------
     SPECIALTY RETAIL
       (1.3%)
     Asbury Automotive
       Group, Inc. .......            53,063         883,499                                      53,063         883,499
     Books-A-Million,
       Inc. ..............            78,973         639,681                                      78,973         639,681
     Brown Shoe Co.,
       Inc. ..............                                         22,800         380,304         22,800         380,304
     Charming Shoppes,
       Inc. (a)...........                                         52,300         269,868         52,300         269,868
     CSK Auto Corp. (a)....                                        32,800         391,304         32,800         391,304
     Dress Barn, Inc. (a)..                                        27,100         364,766         27,100         364,766
     Haverty Furniture
       Cos., Inc. (b).....                                         45,200         412,676         45,200         412,676
     Rent-A-Center,
       Inc. (a)...........            86,620       1,864,929                                      86,620       1,864,929
     Select Comfort
       Corp. (a)(b).......            71,708         216,558                                      71,708         216,558
     Sonic Automotive,
       Inc. ..............            62,923       1,276,708                                      62,923       1,276,708
     Talbots, Inc. (b).....                                        26,400         211,992         26,400         211,992
                                               -------------                 ------------                  -------------
                                                   4,881,375                    2,030,910                      6,912,285
                                               -------------                 ------------                  -------------
     TEXTILES, APPAREL &
       LUXURY GOODS (2.0%)
     Deckers Outdoor
       Corp. (a)..........            19,119       2,639,760                                      19,119       2,639,760
     Fossil, Inc. (a)......           72,307       2,587,868                                      72,307       2,587,868
     Heelys, Inc. (a)......           17,069          74,250                                      17,069          74,250
     Maidenform Brands,
       Inc. (a)...........            86,235       1,284,902                                      86,235       1,284,902

                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     Steven Madden,
       Ltd. (a)(b)........                                         18,600    $    351,726         18,600   $     351,726
     Warnaco Group, Inc.
       (The) (a)(b).......            73,895   $   3,409,515                                      73,895       3,409,515
                                               -------------                 ------------                  -------------
                                                   9,996,295                      351,726                     10,348,021
                                               -------------                 ------------                  -------------
     THRIFTS & MORTGAGE
       FINANCE (2.0%)
     Bank Mutual Corp. ....           90,623       1,014,071                                      90,623       1,014,071
     BankUnited Financial
       Corp. Class A (b)..                                         24,700          97,071         24,700          97,071
     Brookline Bancorp,
       Inc. ..............           148,951       1,608,671                                     148,951       1,608,671
     Centerline Holding
       Co., L.P. (b)......            93,497         318,825                                      93,497         318,825
     Clayton Holdings,
       Inc. (a)(b)........            94,811         548,008                                      94,811         548,008
     Corus Bankshares,
       Inc. (b)...........           406,587       2,980,283                                     406,587       2,980,283
     Dime Community
       Bancshares.........            42,694         797,097                                      42,694         797,097
     Flushing Financial
       Corp. .............             9,907         193,385                                       9,907         193,385
     Franklin Bank
       Corp. (a)..........             2,138           3,314                                       2,138           3,314
     Northwest Bancorp,
       Inc. (b)...........            32,759         845,182                                      32,759         845,182
     Ocwen Financial
       Corp. (a)(b).......            91,143         450,246                                      91,143         450,246
     PFF Bancorp,
       Inc. (b)...........            59,962         226,656                                      59,962         226,656
     TierOne Corp. (b).....            8,092          72,504                                       8,092          72,504
     TrustCo Bank Corp.,
       NY (b).............                                         45,483         397,067         45,483         397,067
     United Community
       Financial Corp. ...                                         64,000         525,440         64,000         525,440
                                               -------------                 ------------                  -------------
                                                   9,058,242                    1,019,578                     10,077,820
                                               -------------                 ------------                  -------------
     TOBACCO (0.3%)
     Alliance One
       International,
       Inc. (a)(b)........           145,056         892,094                                     145,056         892,094
     Vector Group,
       Ltd. (b)...........            36,770         633,547                                      36,770         633,547
                                               -------------                                               -------------
                                                   1,525,641                                                   1,525,641
                                               -------------                                               -------------
     TRADING COMPANIES &
       DISTRIBUTORS (1.7%)
     Applied Industrial
       Technologies,
       Inc. ..............           121,009       2,923,577                                     121,009       2,923,577
     Electro Rent Corp. ...                                        45,000         607,950         45,000         607,950
     Kaman Corp. Class A...           24,150         654,465                                      24,150         654,465
     Rush Enterprises, Inc.
       Class A (a)........            16,896         272,364       41,100         617,733         57,996         890,097
     TAL International
       Group, Inc. .......             5,044         122,115                                       5,044         122,115
     UAP Holding Corp. ....           95,657       3,722,014                                      95,657       3,722,014
                                               -------------                 ------------                  -------------
                                                   7,694,535                    1,225,683                      8,920,218
                                               -------------                 ------------                  -------------

                                           MAINSTAY
                                          SMALL CAP                      MAINSTAY
                                         OPPORTUNITY                    SMALL CAP                     PRO FORMA
                                             FUND                       VALUE FUND                    PORTFOLIO
                                -----------------------------  ---------------------------  -----------------------------
                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------
     WIRELESS
       TELECOMMUNICATION
       SERVICES (0.2%)
     Syniverse Holdings,
       Inc. (a)...........            47,543   $     746,901                                      47,543   $     746,901
     USA Mobility,
       Inc. (a)...........            53,440         381,562                                      53,440         381,562
                                               -------------                                               -------------
                                                   1,128,463                                                   1,128,463
                                               -------------                                               -------------
     Total Common Stocks
       (Cost
       $538,224,265)......                       444,597,994                 $ 58,111,793                    502,709,787
                                               -------------                 ------------                  -------------


                                   NUMBER                        NUMBER                        NUMBER
                                  OF RIGHTS        VALUE        OF RIGHTS       VALUE         OF RIGHTS        VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------

     RIGHTS (0.0%) /\
     REAL ESTATE INVESTMENT
       TRUSTS (0.0%) /\
     Winthrop Realty Trust,
       Inc. Expires
       5/12/08 (f)........             1,474             166                                       1,474             166
                                               -------------                                               -------------
     Total Rights (Cost
       $0)................                               166                                                         166
                                               -------------                                               -------------


                                   SHARES          VALUE         SHARES         VALUE          SHARES          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------

     SHORT-TERM INVESTMENTS
       (27.8%)
     INVESTMENT COMPANY
       (25.5%)
     State Street Navigator
       Securities Lending
       Prime
       Portfolio (c)......       113,468,252     113,468,252   18,132,173      18,132,173    131,600,425     131,600,425
                                               -------------                 ------------                  -------------
     Total Investment
       Company
       (Cost
       $131,600,425)......                       113,468,252                   18,132,173                    131,600,425
                                               -------------                 ------------                  -------------


                                  PRINCIPAL                     PRINCIPAL                     PRINCIPAL
                                   AMOUNT          VALUE         AMOUNT         VALUE          AMOUNT          VALUE
                                ------------  ---------------  ----------  ---------------  ------------  ---------------

     U.S. GOVERNMENT (2.3%)
     United States Treasury
       Bills
       1.32%, due
       7/17/08 (d)........      $  7,600,000       7,578,621                                $  7,600,000       7,578,621
       1.348%, due
       7/31/08 (d)(e).....         4,200,000       4,185,775                                   4,200,000       4,185,775
                                               -------------                                               -------------
     Total U.S. Government
       (Cost
       $11,764,829).......                        11,764,396                                                  11,764,396
                                               -------------                                               -------------
     Total Short-Term
       Investments
       (Cost
       $143,365,254)......                       125,232,648                   18,132,173                    143,364,821
                                               -------------                 ------------                  -------------
     Total Investments
       (Cost
       $681,589,519) (h)..             125.1%    569,830,808        128.7%     76,243,966          125.5%    646,074,774
     Liabilities in Excess
       of Cash and Other
       Assets.............             (25.1)   (114,403,069)       (28.7)    (16,997,512)         (25.5)   (131,400,581)
                                ------------   -------------   ----------    ------------   ------------   -------------
     Net Assets............            100.0%  $ 455,427,739        100.0%   $ 59,246,454          100.0%  $ 514,674,193
                                ============   =============   ==========    ============   ============   =============



                                  CONTRACTS      UNREALIZED     CONTRACTS     UNREALIZED      CONTRACTS      UNREALIZED
                                    LONG      APPRECIATION(G)     LONG     APPRECIATION(G)      LONG      APPRECIATION(G)
                                ------------  ---------------  ----------  ---------------  ------------  ---------------

     FUTURES CONTRACTS
       (0.0%) /\
     Russell 2000 Index
       Mini June 2008.....               161   $     160,709                                         161   $     160,709
                                               -------------                                               -------------
     Total Futures
       Contracts
       (Settlement Value
       $11,551,750).......                     $     160,709                                               $     160,709
                                               =============                                               =============



--------

+       Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

 /\     Less than one-tenth of a percent.

] All of the Fund's liquid assets are "earmarked" to cover potential senior securities transactions which may include, but are not limited to, swaps, forwards, TBAs, options and futures. These securities are marked-to-market daily and reviewed against the value of the Fund's potential senior securities holdings to ensure proper coverage for these transactions.

(a)     Non-income producing security.

(b) Represents a security, or a portion thereof, which is out on loan. The aggregate market value of such securities is $125,417,688; cash collateral of $131,600,425 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)     Interest rate presented is yield to maturity.

(e) Represents a security, which is segregated, as collateral for futures contracts.

(f) Fair valued security. The total market value of the security at April 30, 2008 is $166 which represents less than one tenth of a percent of the Fund's net assets.

(g) Represents the difference between the value of the contracts at the time they were opened and the value at April 30, 2008.

(h) At April 30, 2008, cost is $691,101,667 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized
  appreciation.............  $ 35,875,148
Gross unrealized
  depreciation.............   (80,902,041)
                             ------------
Net unrealized
  depreciation.............  $(45,026,893)
                             ============


         REORGANIZATION BETWEEN MAINSTAY SMALL CAP OPPORTUNITY FUND AND
                          MAINSTAY SMALL CAP VALUE FUND

                   PRO FORMA STATEMENT OF ASSETS & LIABILITIES
                          AT APRIL 30, 2008 (UNAUDITED)

                                    MAINSTAY
                                   SMALL CAP         MAINSTAY
                                  OPPORTUNITY        SMALL CAP                           PRO FORMA
                                      FUND          VALUE FUND      ADJUSTMENTS             FUND
                                 -------------     ------------     -----------        -------------
ASSETS:
Investment in securities, at
  value........................  $ 569,830,808(a)  $ 76,243,966(b)   $       --        $ 646,074,774(c)
Cash...........................        276,346          617,589              --              893,935
Receivables:
  Investment securities sold...             --          664,308              --              664,308
  Dividends and interest.......        966,685           68,808              --            1,035,493
  Fund shares sold.............        291,270           11,619              --              302,889
Other assets...................         47,868           42,399              --               90,267
                                 -------------     ------------      ----------        -------------
     Total assets..............    571,412,977       77,648,689              --          649,061,666
                                 -------------     ------------      ----------        -------------
LIABILITIES:
Securities lending collateral..    113,468,252       18,132,173              --          131,600,425
Payables:......................                                                                   --
  Fund shares redeemed.........      1,028,408           81,051              --            1,109,459
  Transfer agent...............        840,197           59,581              --              899,778
  Manager......................        279,373           29,125              --              308,498
  Shareholder communication....        137,675           39,574              --              177,249
  Professional fees............         95,988           24,729              --              120,717
  NYLIFE Distributors..........         73,802           27,584              --              101,386
  Variation margin on futures
     contracts.................         26,023               --                               26,023
  Custodian....................         20,826            7,282              --               28,108
  Trustees.....................          8,533              757              --                9,290
Accrued expenses...............          6,161              379              --                6,540
                                 -------------     ------------      ----------        -------------
     Total liabilities.........    115,985,238       18,402,235              --          134,387,473
                                 -------------     ------------      ----------        -------------
Net assets.....................  $ 455,427,739     $ 59,246,454      $       --        $ 514,674,193
                                 =============     ============      ==========        =============
COMPOSITION OF NET ASSETS:
Share of beneficial interest
  outstanding (par value of
  $.01 per share) unlimited
  number of shares authorized..  $     332,579     $     70,220      $       --        $     402,799
Additional paid-in capital.....    639,418,499       75,912,738              --          715,331,237
Accumulated undistributed net
  investment income............      2,644,561          343,479              --            2,988,040
Accumulated net realized loss
  on investments and futures
  transactions.................   (166,570,046)      (2,123,801)             --         (168,693,847)
Net unrealized depreciation on
  investments and futures
  contracts....................    (20,397,854)     (14,956,182)             --          (35,354,036)
                                 -------------     ------------      ----------        -------------
Net assets.....................  $ 455,427,739     $ 59,246,454      $       --        $ 514,674,193
                                 =============     ============      ==========        =============

                                    MAINSTAY
                                   SMALL CAP         MAINSTAY
                                  OPPORTUNITY        SMALL CAP                           PRO FORMA
                                      FUND          VALUE FUND      ADJUSTMENTS             FUND
                                 -------------     ------------     -----------        -------------
INVESTOR CLASS
Net assets applicable to
  outstanding shares...........  $  14,615,751     $ 10,849,516      $       --        $  25,465,267
                                 =============     ============      ==========        =============
Shares of capital stock
  outstanding..................      1,072,556        1,224,521         796,003(d)         1,868,559
                                 =============     ============      ==========        =============
Net asset value per share
  outstanding..................  $       13.63     $       8.86      $       --        $       13.63
Maximum sales charge (5.50% of
  offering price)..............           0.79             0.52              --                 0.79
                                 -------------     ------------      ----------        -------------
Maximum offering price per
  share outstanding............  $       14.42     $       9.38      $       --        $       14.42
                                 =============     ============      ==========        =============
CLASS A
Net assets applicable to
  outstanding shares...........  $ 144,732,484     $ 23,915,751      $       --        $ 168,648,235
                                 =============     ============      ==========        =============
Shares of beneficial interest
  outstanding..................     10,626,245        2,705,106       1,755,929(d)        12,382,174
                                 =============     ============      ==========        =============
Net asset value per share
  outstanding..................  $       13.62     $       8.84      $       --        $       13.62
Maximum sales charge (5.50% of
  offering price)..............           0.79             0.51              --                 0.79
                                 -------------     ------------      ----------        -------------
Maximum offering price per
  share outstanding............  $       14.41     $       9.35      $       --        $       14.41
                                 =============     ============      ==========        =============
CLASS B
Net assets applicable to
  outstanding shares...........  $  20,595,841     $ 19,917,399      $       --        $  40,513,240
                                 =============     ============      ==========        =============
Shares of beneficial interest
  outstanding..................      1,574,523        2,516,122       1,522,737(d)         3,097,260
                                 =============     ============      ==========        =============
Net asset value and offering
  price per share outstanding..  $       13.08     $       7.92      $       --        $       13.08
                                 =============     ============      ==========        =============
CLASS C
Net assets applicable to
  outstanding shares...........  $  27,455,923     $  4,556,456      $       --        $  32,012,379
                                 =============     ============      ==========        =============
Shares of beneficial interest
  outstanding..................      2,098,010          575,422         348,087(d)         2,446,097
                                 =============     ============      ==========        =============
Net asset value and offering
  price per share outstanding..  $       13.09     $       7.92      $       --        $       13.09
                                 =============     ============      ==========        =============
CLASS I
Net assets applicable to
  outstanding shares...........  $ 248,027,740     $      7,332      $       --        $ 248,035,072
                                 =============     ============      ==========        =============
Shares of beneficial interest
  outstanding..................     17,886,568              819             529(d)        17,887,097
                                 =============     ============      ==========        =============
Net asset value and offering
  price per share outstanding..  $       13.87     $       8.95      $       --        $       13.87
                                 =============     ============      ==========        =============



--------

(a) Identified cost $590,389,371 including $108,303,608 market value of securities loaned.

(b) Identified cost $91,200,148 including $17,114,080 market value of securities loaned.

(c) Identified cost $681,589,519 including $125,417,688 market value of securities loaned.

(d) Reflects share adjustments, net of retired shares of MainStay Small Cap Value Fund.
        (Calculation: Net Assets/NAV per share)

         REORGANIZATION BETWEEN MAINSTAY SMALL CAP OPPORTUNITY FUND AND
                          MAINSTAY SMALL CAP VALUE FUND

                        PRO FORMA STATEMENT OF OPERATIONS
          FOR THE PERIOD MAY 1, 2007 THROUGH APRIL 30, 2008 (UNAUDITED)

                                  MAINSTAY
                                 SMALL CAP       MAINSTAY
                                OPPORTUNITY      SMALL CAP                        PRO FORMA
                                    FUND        VALUE FUND      ADJUSTMENTS          FUND
                               -------------   ------------     -----------     -------------
INVESTMENT INCOME:
INCOME:
  Dividends..................  $  21,984,683(a)$  1,923,885     $        --     $  23,908,568(a)
  Income from securities
     loaned -- net...........      3,119,158        285,189              --         3,404,347
  Interest...................        638,204         41,888              --           680,092
                               -------------   ------------     -----------     -------------
     Total income............     25,742,045      2,250,962              --        27,993,007
                               -------------   ------------     -----------     -------------
EXPENSES:
  Manager....................      9,825,842        659,379          68,349(b)     10,553,570
  Recordkeeping..............             --         29,169         (29,169)(c)            --
  Transfer agent -- Investor
     Class...................          7,319          5,256          63,597(d)         76,172
  Transfer agent -- Class A..      1,352,679        166,207        (416,482)(d)     1,102,404
  Transfer agent -- Class B
     and C...................        407,572        139,311        (154,197)(d)       392,686
  Transfer agent -- Classes
     I.......................      2,288,329              5      (1,236,000)(d)     1,052,334
  Shareholder communication..        283,256         50,560              --           333,816
  Professional fees..........        158,617         48,322         (39,329)(c)       167,610
  Custodian..................         87,941         17,948          53,618(c)        159,507
  Registration...............        146,969         50,837              --           197,806
  Distribution/Service -- In-
     vestor Class............          3,088          2,279              --             5,367
  Distribution/Service -- -
     Class A.................        747,619        105,178              --           852,797
  Service -- Class B.........         79,553         69,735              --           149,288
  Service -- Class C.........        142,957         16,720              --           159,677
  Distribution -- Class B....        238,661        209,207              --           447,868
  Distribution -- Class C....        428,872         50,159              --           479,031
  Trustees...................         49,892          4,308              --            54,200
  Miscellaneous..............        104,223         10,937              --           115,160
                               -------------   ------------     -----------     -------------
     Total expenses before
       waiver/reimbursement..     16,353,389      1,635,517      (1,689,613)       16,299,293
                               -------------   ------------     -----------     -------------
  Expense
     waiver/reimbursement
     from Manager............     (1,958,983)      (214,033)      1,244,476(b)       (928,540)
                               -------------   ------------     -----------     -------------
     Net expenses............     14,394,406      1,421,484        (445,137)       15,370,753
                               -------------   ------------     -----------     -------------
Net investment income........     11,347,639        829,478         445,137        12,622,254
                               =============   ============     ===========     =============
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain (loss) on:
Investments..................   (168,924,174)     1,200,715              --      (167,723,459)
Futures transactions.........     (1,749,433)            --              --        (1,749,433)
                               -------------   ------------     -----------     -------------
Net realized gain on
  investments and futures
  transactions...............   (170,673,607)     1,200,715              --      (169,472,892)
                               -------------   ------------     -----------     -------------
Net change in unrealized
  appreciation (depreciation)
  on:
Investments..................   (145,608,444)   (17,430,024)             --      (163,038,468)
Futures contracts............        370,014             --              --           370,014
                               -------------   ------------     -----------     -------------
Net change in unrealized
  depreciation on investments
  and futures contracts......   (145,238,430)   (17,430,024)             --      (162,668,454)
                               -------------   ------------     -----------     -------------
Net realized and unrealized
  gain on investments........   (315,912,037)   (16,229,309)             --      (332,141,346)
                               -------------   ------------     -----------     -------------
Net decrease in net assets
  resulting from operations..  $(304,564,398)  $(15,399,831)    $   445,137     $(319,519,092)
                               =============   ============     ===========     =============


--------

(a) Dividends recorded net of foreign withholding taxes in the amount of $107.

(b)     Reflects adjustment in expenses due to an increase in management fees.

(c) Reflects adjustment in expenses based on NYLIM's 2008 acquisition of MainStay Small Cap Value Fund and an overall change in expenses.

(d) Reflects adjustment in expenses based on NYLIM's 2008 acquisition of MainStay Small Cap Value Fund, as well as the application of a new cost structure for transfer agency fees implemented in 2007. This would have been the estimated transfer agency costs incurred had the new cost structure been applied in 2007, using reasonable assumptions. Significant decrease was due to a reduction in the number of shareholder accounts as the Fund experienced increased shareholder redemptions.

  REORGANIZATION BETWEEN MAINSTAY SMALL CAP OPPORTUNITY FUND AND MAINSTAY SMALL
                                 CAP VALUE FUND

                   PRO FORMA NOTES TO THE FINANCIAL STATEMENTS
                          AT APRIL 30, 2008 (UNAUDITED)

NOTE 1 -- BASIS OF COMBINATION:

     At meetings on September 24, 2008 and September 25, 2008, the Board of Trustees of the Eclipse Funds and the Board of Trustees of the MainStay Funds (the "Trust"), approved the combination whereby, the MainStay Small Cap Opportunity Fund ("Small Cap Opportunity Fund"), a series of Eclipse Funds, will acquire all of the assets of MainStay Small Cap Value Fund, a series of the Trust, and assume the liabilities of such Fund, in exchange for a number of shares of Small Cap Opportunity Fund equal in value to the net assets of the Small Cap Value Fund (the "Reorganization").The Reorganization is subject to the approval of the shareholders of Small Cap Value Fund. The Reorganization is also subject to the approval by the shareholders of Small Cap Opportunity Fund of Mackay Shields LLC, as that Fund's Subadvisor.

     The Reorganization will be accounted for as a tax-free reorganization. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at April 30, 2008. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of Small Cap Opportunity Fund and Small Cap Value Fund at April 30, 2008. The unaudited pro forma statement of operations reflects the results of operations of Small Cap Opportunity Fund and Small Cap Value Fund for the period ended April 30, 2008. These statements have been derived from the Fund's respective books and records utilized in calculating daily net asset value at the date indicated above for Small Cap Opportunity Fund and Small Cap Value Fund under generally accepted accounting principles in the United States. The historical cost of investment securities will be carried forward to the surviving entity, which is the Small Cap Opportunity Fund.

     The unaudited pro forma portfolio of investments, statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund that are incorporated by reference in the Statements of Additional Information.

NOTE 2 -- SECURITY VALUATION:

     The net asset value per share of each class of shares of the Fund is calculated on each day the New York Stock Exchange (the "Exchange") is

  REORGANIZATION BETWEEN MAINSTAY SMALL CAP OPPORTUNITY FUND AND MAINSTAY SMALL
                                 CAP VALUE FUND

           PRO FORMA NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


open for trading as of the close of regular trading on the Exchange. The net asset value per share of each class of shares of the Fund is determined by taking the current market value of total assets attributable to that class, subtracting the liabilities attributable to that class, and dividing the result by the outstanding shares of that class.

     Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date"). Such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund's Board of Trustees to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring;
(iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor (if applicable), reflect the security's market value; and (vi) a security where the trading on that security's principal market is temporarily closed at a time when, under normal conditions, it would be open. At April 30, 2008, the Small Cap Opportunity Fund held a security with a value of $166, that was valued in such a manner.

NOTE 3 -- CAPITAL SHARES:

     The unaudited pro forma net asset value per share assumes retired shares of common stock in connection with the proposed acquisition of Small Cap Value Fund by Small Cap Opportunity Fund as of April 30, 2008. The number of retired shares was calculated by dividing the net asset

  REORGANIZATION BETWEEN MAINSTAY SMALL CAP OPPORTUNITY FUND AND MAINSTAY SMALL
                                 CAP VALUE FUND

           PRO FORMA NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


value of each Class of Small Cap Value Fund by the respective Class net asset value per share of Small Cap Opportunity Fund. As of April 30, 2008, the number of outstanding shares of the Small Cap Value Fund was 7,021,990 (1,224,521 Investor Class, 2,705,106 Class A, 2,516,122 Class B, 575,422 Class C, and 819 Class I shares). If the Reorganization was effected on April 30, 2008, shareholders of the Small Cap Value Fund would have received 4,423,285 (796,003 Investor Class, 1,755,929 Class A, 1,522,737 Class B, 348,087 Class C, and 529 Class I shares) shares of the Small Cap Opportunity Fund in the Reorganization.

NOTE 4 -- UNAUDITED PRO FORMA ADJUSTMENTS:

     The accompanying unaudited pro forma financial statements reflect changes in portfolio shares as if the Reorganization had taken place on April 30, 2008. Small Cap Value Fund expenses were adjusted assuming Small Cap Opportunity Fund's fee structure was in effect for the period ended April 30, 2008.

NOTE 5 -- USE OF ESTIMATES:

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6 -- FEDERAL INCOME TAXES:

     Each of the Funds is treated as a separate entity for federal income tax purposes. The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. Therefore, no federal income tax provision is required.

                               FORM OF PROXY CARD

                                 ECLIPSE FUNDS
                           SMALL CAP OPPORTUNITY FUND
         SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JANUARY 20, 2009


The undersigned shareholder of the Small Cap Opportunity Fund (the "Fund") hereby constitutes and appoints Marguerite E.H. Morrison, Jeffrey Engelsman and Thomas Lynch or any one of them, as proxy of the undersigned, with full power of substitution, to vote all shares of the Fund held in his or her name on the books of the Fund and which he or she is entitled to vote at the Special Meeting of Shareholders to be held at the offices of New York Life Investment Management LLC ("NYLIM"), 169 Lackawanna Avenue, Parsippany, New Jersey 07054 on January 20, 2009, beginning at 12:00 p.m. Eastern time, and at any adjournments or postponements of the Special Meeting, with all the powers that the undersigned would possess if personally present, as designated on the reverse hereof.


The undersigned hereby revokes any prior proxy, and ratifies and confirms all that the proxies, or any one of them, may lawfully do. The undersigned acknowledges receipt of the Notice of the Special Meeting of Shareholders of the Fund and the Proxy Statement Prospectus dated November 17, 2008.

The undersigned hereby instructs the said proxies to vote in accordance with the instructions provided below with respect to the Proposal set forth on the proxy card and described in the Proxy Statement Prospects. The undersigned understands that if he or she does not provide an instruction, that the proxies will vote his or her shares in favor of the Proposal. The proxies will also vote on any other matter that may arise at the Special Meeting according to their best judgment.





THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE SHAREHOLDER. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED IN FAVOR OF THE PROPOSAL.

YOUR VOTE IS VERY IMPORTANT. PLEASE COMPLETE, SIGN, AND RETURN THE PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE, IF YOU DO NOT WISH TO VOTE BY INTERNET OR BY PHONE.

Dated: _________________

---------------------------------
Signature(s) of Participant(s)                  (PLEASE SIGN IN THE BOX)

Please sign exactly as your name or names appear. When signing as attorney, executor, administrator, trustee or guardian, please give your full title as such.

YOUR PROXY IS IMPORTANT TO ASSURE A QUORUM AT THE SPECIAL MEETING OF SHAREHOLDERS OF THE FUND WHETHER OR NOT YOU PLAN TO ATTEND THE SPECIAL MEETING IN PERSON. YOU MAY REVOKE THIS PROXY AT ANY TIME AND THE GIVING OF IT WILL NOT AFFECT YOUR RIGHT TO ATTEND THE SPECIAL MEETING AND ATTEND IN PERSON.

UNLESS A CONTRARY DIRECTION IS INDICATED, THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED FOR APPROVAL OF THE PROPOSAL; IF SPECIFIC INSTRUCTIONS ARE INDICATED, THIS PROXY WILL BE VOTED IN ACCORDANCE WITH SUCH INSTRUCTIONS.

         PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

-     TOUCHTONE: To vote by phone call toll
       free 123-456-7890 and follow the
       recorded instructions

                                               VOTING CONTROL ID: [123456789101]

-     INTERNET: Vote on the internet at
       [WWW.PROXYVOTE.COM] and following the   CHECK DIGIT ID: [123]
       simple instructions.

- MAIL: Return the signed proxy card in the enclosed envelope.

IF YOU WOULD LIKE TO AUTHORIZE YOUR PROXY OVER THE PHONE, PLEASE CALL TOLL FREE 123-456-7890. REPRESENTATIVES ARE AVAILABLE TO RECORD YOUR INSTRUCTION QUICKLY OVER THE PHONE. THEY ALSO ARE AVAILABLE TO ANSWER ANY QUESTIONS YOU MAY HAVE REGARDING THE PROXY MATERIALS.

                                PLEASE VOTE TODAY

                      SEE THE REVERSE SIDE FOR THE PROPOSAL


THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF ECLIPSE FUNDS, WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE FOLLOWING PROPOSAL.


                                                                 FOR          AGAINST          ABSTAIN
                                                                 ---          -------          -------
To approve an Agreement and Plan of Reorganization             [ ]            [ ]              [ ]
providing for (i) the acquisition of all assets and
assumption of the liabilities of the MainStay Small Cap
Value Fund by the Mainstay Small Cap Opportunity Fund
in exchange for shares of the MainStay Small Cap Opportunity
Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Small Cap Value Fund,
and (ii) the subsequent redemption of the shares and
liquidation and dissolution of the Small Cap Value
Fund.


Please check this box if plan to attend the                      [ ]
Special Meeting

PLEASE VOTE CHECKING THE APPROPRIATE BOX AS IN THIS
EXAMPLE:  [X]

PLEASE FILL IN BOX(ES) AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. PLEASE DO NOT USE FINE POINT PENS.

                    PLEASE SIGN AND DATE ON THE REVERSE SIDE

                            PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     New York Life Insurance Company maintains Directors & Officers Liability Insurance coverage. The policy covers the Directors, Officers and Trustees of New York Life, its subsidiaries and certain affiliates, including Eclipse Funds. Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

Eclipse Funds incorporates herein by reference the response to Item 27 disclosed in the Registration Statement on Form N-1A of Eclipse Funds filed with the Commission on September 19, 1986.

In addition, each Trustee has entered into a written agreement with the Registrant pursuant to which the Registrant is contractually obligated to indemnify the Trustee to the fullest extent permitted by law and by the charter and or Declaration and By-laws of the Registrant.

ITEM 16. EXHIBITS

(1).   Charter Documents

           a. Agreement and Declaration of Trust of Eclipse Funds - Previously filed with the Trust's Initial Registration Statement No. 33-08865 on September 19, 1986.*

           b.  Amendment to Agreement and Declaration of Trust of Eclipse Funds
               - Previously filed with the Pre-Effective Amendment No. 1 to the Trust's Registration Statement No. 33-08865 on January 9, 1987.*

           c. Second Amendment to Agreement and Declaration of Trust of Eclipse Funds. - Previously filed with Post-Effective Amendment No. 17 to the Trust's Registration Statement No. 33-08865 on February 27, 1998.*

           d. Certificate of Designation for Eclipse Funds - Previously filed with Post-Effective Amendment No. 12 to the Trust's Registration Statement No. 33-08865 on October 13, 1994.*

           e. Certificate of Redesignation of Series relating to Mid Cap Value Fund (formerly Growth and Income Fund) and Small Cap Value Fund (formerly Equity Fund) for Eclipse Funds - Previously filed with Post-Effective Amendment No. 19 to the Trust's Registration Statement No. 33-08865 on April 30, 1999.*

           f. Third Amendment to the Declaration of Trust of Eclipse Funds - Previously filed with Post-Effective Amendment No. 23 to the Trust's Registration Statement No. 33-08865 on February 25, 2002.*

           g. Fourth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 25 to the Trust's Registration Statement No. 33-08865 on November 7, 2002.*

           h. Fifth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*

           i. Redesignation of Series of Shares of Beneficial Interest - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*

           j. Certificate of Termination - Previously filed with Post-Effective Amendment No. 30 to the Trust's Registration Statement No. 33-08865 on December 31, 2003.*

           k. Sixth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*

           l. Establishment and Designation of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed with Post-Effective Amendment No. 39 to the Trust's Registration Statement No. 33-08865 on February 22, 2008.*

(2)   By-Laws

      a. By-Laws of Eclipse Funds - Previously filed with the Trust's Registration Statement No. 33-08865 on September 19, 1986.*

(3)   Not applicable.

(4) Form of Agreement and Plan of Reorganization - filed herewith as Exhibit A to the Proxy Statement/Prospectus.

(5) See the Declaration of Trust, as amended and Supplemented from time to time and the Amended and Restated By-laws (See above).

(6)  Investment Advisory Contracts

          a. Amended and Restated Management Agreement as of May 1, 2006 between Eclipse Funds and New York Life Investment Management LLC - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*

          b. Expense Limitation Agreement between Eclipse Funds and New York Life Investment Management LLC - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*

          c. Form of Expense Limitation Agreement, dated April 1, 2008, between Eclipse Funds and New York Life Investment Management LLC
               - Previously filed with Post-Effective Amendment No. 39 to the Trust's Registration Statement No. 33-08865 on February 22, 2008.*

(7)  Underwriting Contracts

          a. Distribution Agreement between Eclipse Funds and NYLIFE Distributors, Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-08865 on December 29, 2000.*

          b. Form of Soliciting Dealer Agreement - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

(8)  Not applicable.

(9)  Custody Agreements

          a. Master Custodian Agreement between Eclipse Funds and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement
               No. 33-36962 on April 7, 2006.*

          b. Amendment to Custodian Agreement with Investors Bank & Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*

               (i) Amendment to Custodian Agreement with State Street Bank and Trust Company dated December 7, 2007 - Previously filed with Post-Effective Amendment No. 39 to the Trust's Registration Statement No. 33-08865 on February 22, 2008.*


               (ii) Extension Agreement (with regard to Custodian Agreement) dated January 31, 2008, between New York Life Investment Management LLC and State Street Bank and Trust - Previously filed with Post-Effective Amendment No. 39 to the Trust's Registration Statement No. 33-08865 on February 22, 2008.*


          c. Delegation Agreement with Investors Bank and Trust Company dated June 30, 2005 - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*

               (i) Amendment to Delegation Agreement with Investors Bank and Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*

               (ii) Amendment to Delegation Agreement with State Street Bank and Trust Company dated June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company's Registration Statement No. 33-36962 on June 18, 2007*

               (iii) Amendment to Delegation Agreement with State Street Bank and Trust Company, dated December 7, 2007 - Previously filed with Post-Effective Amendment No. 39 to the Trust's Registration Statement No. 33-08865 on February 22, 2008.*


(10)  Rule 12b-1 Plans

         (a) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

         (b) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

         (c) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

         (d) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

         (e) Plan of Distribution pursuant to Rule 12b-1 for Class R3 shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

         (f) Form of Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 39 to the Trust's Registration Statement No. 33-08865 on February 22, 2008.*

     b.   Rule 18f-3 Plans

         (i)   Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 -
               - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on
               February 16, 2007.*

         (ii) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 - Previously filed with Post-Effective Amendment No. 39 to the Trust's Registration Statement No. 33-08865 on February 22, 2008.*


(11) Opinion and consent of counsel as to the legality of the shares being registered - Previously filed with the Trust's Registration Statement on Form N-14, No. 333-153813, on October 2, 2008

(12) Form of Opinion and consent of counsel regarding tax matters - filed herewith.

(13) Other Material Contracts

          a. Copy of Transfer Agency Agreement between Eclipse Funds and Investors Fiduciary Trust Company. - Previously filed with Post-Effective Amendment No. 6 to the Company's Registration Statement No. 33-08865 on April 30, 1990.*

          b. Transfer Agency and Service Agreement between Eclipse Funds and NYLIM Shareholder Services LLC (d/b/a Eclipse Shareholder Services LLC) - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-08865 on December 29, 2000.*

          c. Copy of Administration Contract between Eclipse Funds and NYLIFE Securities Inc. - Previously filed with Post-Effective Amendment No. 9 to the Trust's Registration Statement No. 33-08865 on April 30, 1991.*

          d. Sub-Transfer Agency and Service Agreement between Mainstay Shareholder Services, Inc. and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-08865 on December 29, 2000.*

               (i) Amended Fee Schedule to Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC (formerly Mainstay Shareholder Services, Inc.) and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement No. 33-08865 on December 29, 2000.*

          e. Shareholder Services Plan for Eclipse Funds (Class R1 shares)- Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

          f. Shareholder Services Plan for Eclipse Funds (Class R2 shares)- Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

          g. Shareholder Services Plan for Eclipse Funds (Class R3 shares) - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

          h. Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

          i. Amendment to Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company - Previously filed with Post-Effective Amendment No. 37 to the Trust's Registration Statement No. 33-08865 on February 16, 2007.*

               (i) Amendment to Fund Sub-Accounting and Sub-Administration Agreement, dated December 7, 2007, between New York Life Investment Management and State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 39 to the Trust's Registration Statement No. 33-08865 on February 22, 2008.*


               (ii) Extension Agreement (related to Fund Sub-Accounting and Sub-Administration Agreement) dated January 11, 2008, between New York Life Investment Management and State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 39 to the Trust's Registration Statement No. 33-08865 on February 22, 2008.*


          j. Form of Indemnification Agreement - Previously filed with Post-Effective Amendment No. 36 to the Trust's Registration Statement No. 33-36962 on April 7, 2006.*

(14)  Other Opinions

      a. Consent of Independent Registered Public Accounting Firm - Filed herewith

(15)  Not applicable.

(16) Powers of Attorney - Previously filed with the Trust's Registration Statement on Form N-14, No. 333-153813, on October 2, 2008

(17) Additional Exhibits - Not applicable

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

                                   SIGNATURES


         As required by the Securities Act of 1933, this registration Statement has been signed on behalf of the registrant, in the City of Parsippany and the State of New Jersey on the 6th day of November, 2008.



                                    ECLIPSE FUNDS


                                    /s/ Stephen P. Fisher
                                    -------------------------------
                                    Stephen P. Fisher
                                    President


         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on November 6, 2008.



SIGNATURE                           TITLE
---------                           -----


/s/ Susan B. Kerley*                Trustee
---------------------------------
Susan B. Kerley


/s/ John Y. Kim*                    Trustee
---------------------------------
John Y. Kim


/s/ Alan R. Latshaw*                Trustee
---------------------------------
Alan R. Latshaw


/s/ Peter Meenan*                   Trustee
---------------------------------
Peter Meenan


/s/ Richard H. Nolan, Jr.*          Trustee
---------------------------------
Richard H. Nolan, Jr.


/s/ Richard S. Trutanic*            Trustee
---------------------------------
Richard S. Trutanic


/s/ Roman L. Weil*                  Trustee
---------------------------------
Roman L. Weil


/s/ John A. Weisser*                Trustee
---------------------------------
John A. Weisser


/s/ Jack R. Benintende              Treasurer and Principal Financial
---------------------------------   and Accounting Officer
Jack R. Benintende


By: /s/ Jeffrey A. Engelsman
--------------------------------------

Jeffrey A. Engelsman
As Attorney-in-Fact*



*  Pursuant to Powers of Attorney previously filed.


                                       17